UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments

UBS Absolute Return Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Aerospace & defense	0.41%
Auto components	0.15
Building materials	0.40
Cable TV	0.34
Chemicals	0.60
Commercial banks	9.16
Communications equipment	0.27
Construction & engineering	1.08
Consumer finance	0.41
Diversified financial services	9.48
Diversified telecommunication services	3.17
Electric utilities	0.76
Food & staples retailing	0.54
Health care equipment & supplies	0.53
Household durables	0.15
Industrial conglomerates	0.30
Insurance	3.03
Media	1.59
Metals & mining	1.80
Oil, gas & consumable fuels	3.11
Road & rail	0.45
Semiconductors & semiconductor equipment	0.19
Sovereign	1.25
Specialty retail	0.50
Telecommunications	0.31
Thrifts & mortgage finance	2.97
Tobacco	2.31
Wireless telecommunication services	1.97
Total corporate bonds	47.23%
Asset-backed securities	1.19
Collateralized debt obligations	0.83
Commercial mortgage-backed securities	0.34
Mortgage & agency debt securities	22.36
US government obligation	4.25
Non-US government obligations	9.70
Supranational bonds	4.53
Total bonds	90.43%
Short-term investment	7.54
Total investments	97.97%
Cash and other assets, less liabilities	2.03
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Absolute Return Bond Fund. Figures would be different if a breakdown of the derivatives exposure was included.

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—90.43%
Corporate bonds—47.23%
Australia—0.98%
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	$1,000,000		$1,028,561
Westpac Banking Corp.,
4.200%, due 02/27/15	350,000		366,935
Total Australia corporate bonds			1,395,496

Canada—0.59%
Barrick Gold Corp.,
2.900%, due 05/30/16	400,000		405,254
Nova Chemicals Corp.,
8.625%, due 11/01/19	195,000		211,088
Teck Resources Ltd.,
3.150%, due 01/15/17	220,000		221,292
Total Canada corporate bonds			837,634

Denmark—0.25%
Dong Energy A/S,
4.875%, due 05/07/14	EUR	250,000	357,122

France—1.03%
AXA SA,
6.667%, due 07/06/16[1,2]	GBP	525,000	507,585
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	550,000	767,184
Compagnie de Financement Foncier,
3.625%, due 01/16/12	145,000		195,278
Total France corporate bonds			1,470,047

Germany—3.63%
Commerzbank AG,
6.375%, due 03/22/19	350,000		352,438
Eurohypo AG,
3.750%, due 03/24/14	2,900,000		4,050,162
HeidelbergCement Finance BV,
8.500%, due 10/31/19	160,000		205,786
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[1]	500,000		573,735
Total Germany corporate bonds			5,182,121

Ireland—0.70%
Allied Irish Banks PLC,
4.500%, due 10/01/12	300,000		343,646
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	400,000	650,023
Total Ireland corporate bonds			993,669

Italy—2.30%
Intesa Sanpaolo SpA,
2.708%, due 02/24/14[1,3]	$600,000		540,303
6.625%, due 05/08/18	EUR	500,000	552,100
Telecom Italia SpA,
5.625%, due 12/29/15	GBP	1,350,000	2,020,772
Wind Acquisition Finance SA,
11.750%, due 07/15/17[4]	EUR	160,000	175,775
Total Italy corporate bonds			3,288,950

Luxembourg—1.31%
ArcelorMittal,
9.000%, due 02/15/15	$350,000		384,858
Boardriders SA,
8.875%, due 12/15/17[4]	EUR	200,000	241,155

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Luxembourg—(concluded)
Fiat Industrial Finance Europe SA,
6.250%, due 03/09/18	EUR	550,000	$589,490
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	250,000	395,698
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[3]	$285,000		262,912
Total Luxembourg corporate bonds			1,874,113

Mexico—0.51%
America Movil SAB de CV,
3.625%, due 03/30/15	700,000		724,500

Netherlands—4.24%
Allianz Finance II BV,
4.750%, due 07/22/19	EUR	850,000	1,200,372
Conti-Gummi Finance BV,
7.125%, due 10/15/18[4]	175,000		217,458
CRH Finance BV,
7.375%, due 05/28/14	250,000		363,786
ELM BV for Swiss Reinsurance Co.,
5.252%, due 05/25/16[1,2]	650,000		683,608
MDC BV,
5.750%, due 05/06/14[3]	$1,650,000		1,781,606
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	230,000	376,906
Repsol International Finance BV,
4.750%, due 02/16/17	EUR	300,000	415,791
Scotland International Finance BV,
4.250%, due 05/23/13[3]	$800,000		789,294
Ziggo Bond Co. BV,
8.000%, due 05/15/18[4]	EUR	175,000	225,664
Total Netherlands corporate bonds			6,054,485

Portugal—0.51%
EDP Finance BV,
5.375%, due 11/02/12[3]	$750,000		723,816

Qatar—0.30%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[3]	400,000		435,250

South Africa—0.15%
Edcon Proprietary Ltd.,
9.500%, due 03/01/18[4]	EUR	215,000	216,035

Spain—0.48%
Telefonica Emisiones SAU,
5.431%, due 02/03/14	500,000		685,952

Sweden—0.25%
Vattenfall Treasury AB,
4.250%, due 05/19/14	250,000		353,306

Switzerland—0.85%
Credit Suisse/London,
5.125%, due 09/18/17	860,000		1,211,375

United Kingdom—10.94%
Anglo American Capital PLC,
9.375%, due 04/08/14[3]	$450,000		522,757
Aviva PLC,
4.729%, due 11/28/14[1,2]	EUR	675,000	625,345
BAA Funding Ltd.,
3.975%, due 02/15/12[3]	1,150,000		1,547,584
Barclays Bank PLC,
2.500%, due 01/23/13	$1,200,000		1,191,875

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United Kingdom—(concluded)
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	550,000	$768,663
British Telecommunications PLC,
8.750%, due 12/07/16	GBP	300,000	572,551
HSBC Holdings PLC,
4.500%, due 04/30/14	EUR	250,000	351,035
6.250%, due 03/19/18	300,000		406,714
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	550,000		752,989
8.375%, due 02/17/16	450,000		713,251
Lloyds TSB Bank PLC,
2.603%, due 01/24/14[1]	$1,500,000		1,460,137
Nationwide Building Society,
4.650%, due 02/25/15[3]	550,000		555,158
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	450,000	770,247
Royal Bank of Scotland Group PLC,
5.250%, due 05/15/13	EUR	1,000,000	1,336,650
Smiths Group PLC,
6.050%, due 05/15/14[3]	$400,000		432,311
Standard Chartered Bank PLC,
3.850%, due 04/27/15[3]	1,400,000		1,434,150
Virgin Media Secured Finance PLC,
7.000%, due 01/15/18	GBP	300,000	478,346
Vodafone Group PLC,
5.750%, due 03/15/16	$650,000		741,325
WPP PLC,
6.000%, due 04/04/17	GBP	300,000	511,397
6.625%, due 05/12/16	EUR	300,000	448,122
Total United Kingdom corporate bonds			15,620,607

United States—18.21%
Ally Financial, Inc.,
4.500%, due 02/11/14	$215,000		196,725
Altria Group, Inc.,
9.250%, due 08/06/19	300,000		393,241
American International Group, Inc.,
3.650%, due 01/15/14	750,000		731,275
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	1,000,000		1,087,737
7.625%, due 03/15/14	325,000		365,339
AT&T, Inc.,
4.850%, due 02/15/14	750,000		806,280
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14[3]	550,000		590,065
Bank of America Corp.,
4.900%, due 05/01/13	710,000		704,120
5.650%, due 05/01/18	650,000		617,196
Boston Scientific Corp.,
4.500%, due 01/15/15	720,000		752,347
Celanese US Holdings LLC,
6.625%, due 10/15/18	285,000		294,619
Cellco Partnership,
7.625%, due 12/19/11	EUR	500,000	677,934
8.500%, due 11/15/18	$500,000		666,271
CF Industries, Inc.,
7.125%, due 05/01/20	310,000		353,013
Citigroup, Inc.,
4.750%, due 05/31/17[1]	EUR	400,000	416,191
5.625%, due 08/27/12	$540,000		549,860

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description		Face amount	Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Comcast Corp.,
6.300%, due 11/15/17	$620,000		$724,843
CSX Corp.,
5.750%, due 03/15/13		610,000	648,405
DirecTV Holdings LLC,
7.625%, due 05/15/16		550,000	591,250
Enterprise Products Operating LLC,
3.700%, due 06/01/15		380,000	396,802
Series I, 5.000%, due 03/01/15		330,000	358,476
ERAC USA Finance Co.,
2.750%, due 07/01/13[3]		400,000	404,656
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[3]		260,000	267,150
General Electric Capital Corp.,
0.471%, due 12/20/13[1]		240,000	234,600
Series A, 3.750%, due 11/14/14		1,410,000	1,471,917
Series A, 6.750%, due 03/15/32		1,500,000	1,712,356
JPMorgan Chase & Co.,
3.400%, due 06/24/15		1,350,000	1,371,306
6.300%, due 04/23/19		1,200,000	1,357,595
Morgan Stanley,
5.950%, due 12/28/17		1,500,000	1,454,528
Motorola Solutions, Inc.,
6.000%, due 11/15/17		350,000	387,442
ONEOK Partners LP,
8.625%, due 03/01/19		550,000	708,435
Quicksilver Resources, Inc.,
11.750%, due 01/01/16		245,000	264,600
Range Resources Corp.,
5.750%, due 06/01/21		90,000	93,375
Reynolds Group Issuer LLC,
8.750%, due 10/15/16[4]	EUR	170,000	218,647
SLM Corp.,
6.250%, due 01/25/16	$350,000		343,537
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17		265,000	258,375
UST, Inc.,
6.625%, due 07/15/12		1,375,000	1,431,446
Wells Fargo & Co.,
5.250%, due 10/23/12		2,000,000	2,084,930
Total United States corporate bonds			25,986,884
Total corporate bonds (cost $68,152,894)			67,411,362

Asset-backed securities—1.19%
United Kingdom—0.43%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
1.042%, due 04/15/16[1]	GBP	150,000	228,419
2003-B PLC, Series A,
4.650%, due 07/15/13		240,000	385,636
Total United Kingdom asset-backed securities			614,055

United States—0.76%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14	EUR	270,000	375,346

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Asset-backed securities—(concluded)
United States—(concluded)
Chase Issuance Trust,
Series 2007-A16, Class A16,
0.647%, due 06/16/14[1]		$300,000	$300,338
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14	EUR	300,000	406,330
Total United States asset-backed securities			1,082,014
Total asset-backed securities (cost $1,685,092)			1,696,069

Collateralized debt obligations—0.83%
Cayman Islands—0.39%
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.503%, due 01/22/22[1,3,5,6]		$290,000	174,174
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
4.036%, due 11/15/20[1,5,6]	400,000		247,960
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.747%, due 06/15/21[1,3,5,6]	200,000		138,220
Total Cayman Islands collateralized debt obligations			560,354

Netherlands—0.25%
Highlander Euro CDO,
Series 2006-2CA, Class E,
5.136%, due 12/14/22[3,5,6,7]	EUR	250,000	123,927
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24[3,5,6]	350,000		234,456
Total Netherlands collateralized debt obligations			358,383

United States—0.19%
Axius Europe CLO SA,
Series 2007-1A, Class D,
4.699%, due 11/15/23[1,3,5,6]	350,000		262,591
Total collateralized debt obligations (cost $2,129,057)			1,181,328

Commercial mortgage-backed securities—0.34%
United States—0.34%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.984%, due 08/10/45[1]		$300,000	311,675
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	175,000		173,792
Total commercial mortgage-backed securities (cost $407,018)			485,467

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—22.36%
United Kingdom—3.20%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A,
1.442%, due 05/17/60[1,3]	$500,000	$497,963
Arran Residential Mortgages Funding PLC,
Series 2011-1A, Class A1C,
1.496%, due 11/19/47[1,3]	1,583,316	1,581,217
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.599%, due 10/15/54[1,3]	1,500,000	1,490,893
Permanent Master Issuer PLC,
Series 2011-1A, Class 1A1,
1.649%, due 07/15/42[1,3]	1,000,000	998,953
Total United Kingdom mortgage & agency debt securities		4,569,026

United States—19.16%
Federal Home Loan Bank,
5.250%, due 06/18/14	4,100,000	4,615,214
Federal Home Loan Mortgage Corp.,[8]
4.750%, due 03/05/12	1,300,000	1,325,366
5.000%, due 02/16/17	3,900,000	4,611,067
Federal Home Loan Mortgage Corp. Gold Pools,[8]
#Q01348, 4.500%, due 06/01/41	147,030	155,653
#G04668, 5.000%, due 03/01/38	603,067	648,209
#G08307, 5.000%, due 11/01/38	899,039	965,352
#A60064, 5.500%, due 04/01/37	1,654,047	1,795,261
#G06381, 5.500%, due 08/01/40	760,999	828,942
Federal National Mortgage Association Pools,[8]
#992260, 4.000%, due 01/01/39	1,934,494	2,030,493
#AH6655, 4.000%, due 02/01/41	541,051	567,816
#933765, 4.500%, due 04/01/38	2,673,669	2,841,748
#AE0106, 4.500%, due 06/01/40	356,678	378,624
5.000%, TBA	1,150,000	1,236,969
5.500%, TBA	75,000	81,387
6.000%, TBA	1,200,000	1,316,250
#AB0513, 6.500%, due 11/01/38	401,746	447,047
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,[8]
Series K-012, Class A-1,
3.427%, due 10/25/20	1,287,688	1,368,524
Government National Mortgage Association Pools,
#G25107, 4.000%, due 07/20/26	148,578	158,529
#744397, 4.000%, due 08/15/41	449,336	481,380

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Mortgage & agency debt securities—(concluded)
United States—(concluded)
#748088, 4.500%, due 05/15/41	$349,110		$379,884
#741646, 4.500%, due 06/15/41	523,044		569,151
#719234, 5.000%, due 07/15/40	494,510		543,609
Total United States mortgage & agency debt securities			27,346,475
Total mortgage & agency debt securities (cost $30,581,086)			31,915,501

US government obligation—4.25%
US Treasury Note,
1.000%, due 03/31/12 (cost $6,067,481)	6,040,000		6,066,636

Non-US government obligations—9.70%
Denmark—0.88%
Government of Denmark,
1.875%, due 03/16/12	1,250,000		1,258,775

Germany—6.41%
Bundesobligation,
4.000%, due 04/13/12	EUR	1,420,000	1,939,581
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12	2,800,000		3,771,223
5.550%, due 06/07/21	GBP	1,800,000	3,439,423
			9,150,227
Japan—1.14%
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$1,400,000		1,621,837

Spain—1.27%
Instituto de Credito Oficial,
5.375%, due 07/02/12	1,800,000		1,816,844
Total Non-US government obligations (cost $13,780,465)			13,847,683

Supranational bonds—4.53%
European Investment Bank,
2.500%, due 04/15/12	EUR	1,225,000	1,650,401
6.250%, due 04/15/14	GBP	1,270,000	2,224,660
Inter-American Development Bank,
4.500%, due 09/15/14	$2,350,000		2,605,093
Total supranational bonds (cost $6,384,231)			6,480,154
Total bonds (cost $129,187,324)			129,084,200

	Shares
Short-term investment—7.54%
Investment company—7.54%
UBS Cash Management Prime Relationship Fund[9] (cost $10,756,332)	10,756,332		10,756,332
Total investments—97.97% (cost $139,943,656)			139,840,532
Cash and other assets, less liabilities—2.03%			2,894,553
Net assets—100.00%			$142,735,085

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,882,764
Gross unrealized depreciation	(3,985,888)
Net unrealized depreciation of investments	$(103,124)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

1	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
2	Perpetual bond security. The maturity date reflects the next call date.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $15,789,406 or 11.06% of net assets.

4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $1,294,734 or 0.91% of net assets.

5	Security is illiquid. At September 30, 2011, the value of these securities amounted to $1,181,328 or 0.83% of net assets.
6	These securities, which represent 0.83% of net assets as of September 30, 2011, is considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/11	Value as a percentage of net assets
Axius Europe CLO SA, Series 2007-1A, Class D, 4.699%, due 11/15/23	09/2807-11/01/09	$466,689	0.33%	$262,591	0.18%
Denali Capital CLO VII Ltd., Series 2007-1A, Class B2L, 4.503%, due 01/22/22	04/27/07	285,865	0.20	174,174	0.12
FM Leveraged Capital Fund, Series 2006-2A, Class E, 4.036%, due 11/15/20	10/31/06	400,000	0.28	247,960	0.17
Highlander Euro CDO, Series 2006-2CA, Class E, 5.136%, due 12/14/22	11/28/06	329,608	0.23	123,927	0.09
Queen Street CLO, Series 2007-1A, Class F, 6.980%, due 08/15/24	05/18/07	463,444	0.32	234,456	0.17
Trimaran CLO Ltd., Series 2007-1A, Class B2L, 3.747%, due 06/15/21	03/09/07	198,806	0.14	138,220	0.10
		$2,144,412	1.50%	$1,181,328	0.83%

7	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
8

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

9	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 06/30/11	Purchases during the three months ended 09/30/11	Sales during the three months ended 09/30/11	Value 09/30/11	Income earned from affiliate for the three months ended 09/30/11
UBS Cash Management Prime Relationship Fund	$9,946,180	$10,546,281	$9,736,129	$10,756,332	$3,006

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Goldman Sachs International	EUR	32,710,000	USD	44,190,360	10/31/11	$375,969
Goldman Sachs International	GBP	905,000	JPY	108,377,732	10/31/11	(5,269)
Goldman Sachs International	JPY	108,913,945	GBP	905,000	10/31/11	(1,686)
HSBC Bank, N.A.	EUR	1,330,000	USD	1,781,273	10/31/11	(235)
HSBC Bank, N.A.	GBP	915,000	USD	1,432,758	10/31/11	6,237
HSBC Bank, N.A.	USD	1,796,858	EUR	1,330,000	10/31/11	(15,350)
JPMorgan Chase Bank	USD	1,355,675	JPY	103,300,000	10/31/11	(15,871)
JPMorgan Chase Bank	USD	3,631,450	NOK	21,180,000	10/31/11	(28,250)
JPMorgan Chase Bank	USD	871,359	SEK	6,000,000	10/31/11	1,844
Morgan Stanley & Co., Inc.	GBP	9,810,000	USD	15,160,766	10/31/11	(133,416)
Net unrealized appreciation on forward foreign currency contracts						$183,973

Futures contracts

	Expiration date	Proceeds	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 82 contracts (USD)	December 2011	(18,080,870)	(18,056,656)	24,214
5 Year US Treasury Notes, 213 contracts (USD)	December 2011	(26,090,588)	(26,089,172)	1,416
10 Year US Treasury Notes, 81 contracts (USD)	December 2011	(10,458,365)	(10,537,594)	(79,229)
Interest rate futures sell contracts:
Euro-Bobl, 68 contracts (EUR)	December 2011	(11,136,992)	(11,126,409)	10,583
Euro-Bund, 15 contracts (EUR)	December 2011	(2,738,154)	(2,742,937)	(4,783)
Euro-Schatz, 36 contracts (EUR)	December 2011	(5,298,419)	(5,287,323)	11,096
Net unrealized depreciation on futures contracts				$(36,703)

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Swap agreements

Credit default swaps on corporate issues — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation
Barclays Bank PLC	EUR	540,000	06/20/16	1.0000%	—	[3]	$(6,409)	$24,918	$18,509
Barclays Bank PLC	EUR	1,080,000	06/20/16	1.0000	—	[4]	34,972	(3,602)	31,370
Barclays Bank PLC	EUR	500,000	12/20/16	1.0000	—	[5]	(18,612)	39,479	20,867
Barclays Bank PLC	USD	750,000	09/20/16	1.0000	—	[6]	(7,194)	50,140	42,946
Deutsche Bank AG	EUR	500,000	12/20/16	1.0000	—	[7]	(12,954)	28,597	15,643
Deutsche Bank AG	USD	1,130,000	03/20/14	1.0000	—	[8]	10,693	14,513	25,206
Deutsche Bank AG	USD	1,500,000	06/20/16	1.0000	—	[9]	(27,459)	125,303	97,844
Deutsche Bank AG	USD	750,000	06/20/16	1.0000	—	[10]	23,183	(17,127)	6,056
Deutsche Bank AG	USD	750,000	09/20/16	1.0000	—	[6]	(7,561)	50,140	42,579
Goldman Sachs International	EUR	500,000	12/20/16	1.0000	—	[11]	(353)	830	477
Goldman Sachs International	USD	2,260,000	03/20/14	1.0000	—	[12]	25,005	(17,026)	7,979
Goldman Sachs International	USD	300,000	03/20/16	1.0000	—	[13]	1,344	5,322	6,666
JPMorgan Chase Bank	EUR	540,000	06/20/16	1.0000	—	[3]	(7,112)	24,918	17,806
JPMorgan Chase Bank	EUR	1,025,000	09/20/16	1.0000	—	[14]	(63,444)	78,197	14,753
JPMorgan Chase Bank	EUR	510,000	09/20/16	1.0000	—	[15]	(38,969)	47,796	8,827
JPMorgan Chase Bank	EUR	500,000	12/20/16	1.0000	—	[16]	(8,909)	23,156	14,247
JPMorgan Chase Bank	EUR	500,000	12/20/16	1.0000	—	[17]	(20,606)	28,925	8,319
JPMorgan Chase Bank	EUR	510,000	12/20/16	1.0000	—	[18]	(51,187)	54,812	3,625
JPMorgan Chase Bank	USD	1,100,000	03/20/14	1.0000	—	[8]	9,401	14,127	23,528
JPMorgan Chase Bank	USD	300,000	03/20/16	1.0000	—	[13]	1,344	5,322	6,666
JPMorgan Chase Bank	USD	1,500,000	06/20/16	1.0000	—	[19]	44,201	(26,392)	17,809
JPMorgan Chase Bank	USD	1,500,000	06/20/16	1.0000	—	[20]	(1,966)	54,640	52,674
							$(122,592)	$606,988	$484,396

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Legal & General Finance PLC 5.875% bond, due 12/11/31.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Centrica PLC 7.000% bond, due 09/19/18.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the EADS Finance BV 5.500% bond, due 09/25/18.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the CNA Financial Corp. 5.850% bond, due 12/15/14.
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Diamler Finance North America LLC 6.500% bond, due 11/15/13.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial, Inc. 4.500% bond, due 07/15/13.
10	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Honeywell International Ltd. 5.700% bond, due 03/15/36.
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Siemens Financieringsmattschappji NV 5.625% bond, due 06/11/18.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
13	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp. 6.750% bond, due 05/15/18.
14	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Michelin Luxembourg SCS 8.625% bond, due 04/24/14.
15	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Valeo SA 3.750% bond, due 06/24/13.
16	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the BMW Finance NV 5.000% bond, due 08/06/18.
17	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volkswagen International Finance NV 5.375% bond, due 05/22/18.
18	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo Treasury AB 5.000% bond, due 05/31/17.
19	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Lockheed Martin Corp. 7.650% bond, due 05/01/16.
20	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Constellation Energy Group 4.550% bond, due 06/15/15.

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Credit default swaps on corporate and sovereign issues — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[3]
Barclays Bank PLC	EUR	540,000	06/20/16	—	[4]	1.0000%	$28,313	$(56,906)	$(28,593)	2.9015%
Barclays Bank PLC	EUR	1,080,000	06/20/16	—	[5]	1.0000	(21,981)	(27,099)	(49,080)	1.4342
Barclays Bank PLC	EUR	500,000	12/20/16	—	[6]	1.0000	4,137	(14,516)	(10,379)	1.4583
Barclays Bank PLC	EUR	500,000	12/20/16	—	[7]	1.0000	8,442	(15,289)	(6,847)	1.4833
Barclays Bank PLC	USD	750,000	09/20/16	—	[8]	1.0000	14,850	(107,758)	(92,908)	4.4269
Citibank, N.A.	EUR	510,000	09/20/16	—	[9]	1.0000	(32,512)	23,452	(9,060)	4.2029
Deutsche Bank AG	EUR	500,000	12/20/16	—	[10]	1.0000	6,189	(18,387)	(12,198)	1.5833
Deutsche Bank AG	EUR	500,000	12/20/16	—	[11]	1.0000	8,570	(16,957)	(8,387)	1.5367
Deutsche Bank AG	USD	750,000	03/20/16	—	[12]	1.0000	11,204	(43,948)	(32,744)	2.4137
Deutsche Bank AG	USD	1,500,000	06/20/16	—	[13]	1.0000	41,493	(147,496)	(106,003)	3.3578
Deutsche Bank AG	USD	750,000	09/20/16	—	[8]	1.0000	14,850	(107,758)	(92,908)	4.4269
Goldman Sachs International	EUR	340,000	09/20/16	—	[14]	1.0000	19,345	(18,961)	384	1.9308
Goldman Sachs International	EUR	500,000	12/20/16	—	[15]	1.0000	7,212	(14,100)	(6,888)	1.4450
Goldman Sachs International	USD	1,490,000	03/20/16	—	[16]	1.0000	14,985	(12,452)	2,533	1.2009
Goldman Sachs International	USD	1,600,000	12/20/18	—	[17]	1.1425	—	(191,850)	(191,850)	3.1569
Goldman Sachs International	USD	3,000,000	09/20/19	—	[18]	1.0000	(19,160)	(166,388)	(185,548)	1.8093
JPMorgan Chase Bank	EUR	430,000	03/20/16	—	[19]	1.0000	12,797	(54,907)	(42,110)	3.4658
JPMorgan Chase Bank	EUR	540,000	06/20/16	—	[4]	1.0000	28,313	(56,906)	(28,593)	2.9015
JPMorgan Chase Bank	USD	740,000	03/20/16	—	[12]	1.0000	12,076	(43,362)	(31,286)	2.4137
JPMorgan Chase Bank	USD	1,500,000	06/20/16	—	[20]	1.0000	28,081	(61,850)	(33,769)	1.9366
							$187,204	$(1,153,438)	$(966,234)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the E.ON International Finance BV 6.375% bond, due 05/29/17.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutche Telecom International Finance BV 6.000% bond, due 01/20/17.
7	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the GDF Suez 5.125% bond, due 02/19/18.
8	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hartford Financial Services Group, Inc. 4.000% bond, due 03/30/15.
9	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the FCE Bank PLC 9.375% bond, due 01/17/14.
10	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the BP Capital Markets America, Inc 4.200% bond, due 06/15/18.
11	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the EDF SA 5.625% bond, due 02/21/33.
12	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
13	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife, Inc. 5.000% bond, due 06/15/15.
14	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Carrefour SA 4.375% bond, due 02/11/16.
15	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the France Telecom SA 5.625% bond, due 05/22/18.
16	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
17	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
18	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Austria 5.250% bond, due 09/20/19.
19	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the AXA SA 6.000% bond, due 06/18/13.
20	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Exelon Generation Co. LLC 6.200% bond, due 10/01/17.

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Credit default swaps on credit indices — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments made	Value	Unrealized appreciation / (depreciation)
Barclays Bank PLC	USD	27,900,000	12/20/16	1.0000%	—	[3]	$(473,365)	$576,010	$102,645
Goldman Sachs International	EUR	4,500,000	12/20/16	1.0000	—	[4]	(537,656)	482,624	(55,032)
JP Morgan Chase Bank	EUR	4,500,000	12/20/16	5.0000	—	[5]	(58,014)	65,584	7,570
Morgan Stanley & Co., Inc.	EUR	2,800,000	12/20/16	5.0000	—	[6]	(440,570)	455,057	14,487
Morgan Stanley & Co., Inc.	EUR	5,950,000	12/20/16	1.0000	—	[7]	(337,639)	375,397	37,758
							$(1,847,244)	$1,954,672	$107,428

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the CDX.NA.IG Series 17 Index.
4	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Senior Financials Series 16 Index.
5	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Sub Financials Series 16 Index.
6	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 16 Index.
7	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe Series 16 Index.

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$67,411,362	$—	$67,411,362
Asset-backed securities	—	1,696,069	—	1,696,069
Collateralized debt obligations	—	—	1,181,328	1,181,328
Commercial mortgage-backed securities	—	485,467	—	485,467
Mortgage & agency debt securities	—	31,915,501	—	31,915,501
US government obligation	—	6,066,636	—	6,066,636
Non-US government obligations	—	13,847,683	—	13,847,683
Supranational bonds	—	6,480,154	—	6,480,154
Short-term investment	—	10,756,332	—	10,756,332
Forward foreign currency contracts	—	183,973	—	183,973
Futures contracts	(36,703)	—	—	(36,703)
Swap agreements	—	1,408,222	—	1,408,222
Total	$(36,703)	$140,251,399	$1,181,328	$141,396,024

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligations	Total
Assets
Beginning balance	$1,501,097	$1,501,097
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	683	683
Total realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	(320,452)	(320,452)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$1,181,328	$1,181,328

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $(320,452)

UBS Core Plus Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Aerospace & defense	0.16%
Biotechnology	0.24
Building products	0.29
Capital markets	0.75
Chemicals	0.16
Commercial banks	2.32
Commercial services & supplies	0.21
Consumer finance	0.90
Diversified financial services	1.82
Diversified telecommunication services	0.31
Electric utilities	1.11
Energy equipment & services	0.35
Food & staples retailing	0.16
Food products	0.57
Household durables	0.17
Insurance	0.96
Leisure equipment & products	0.14
Machinery	0.15
Media	1.50
Metals & mining	0.70
Multi-utilities	0.11
Oil, gas & consumable fuels	1.77
Paper & forest products	0.18
Pharmaceuticals	0.23
Semiconductors & semiconductor equipment	0.09
Tobacco	0.36
Wireless telecommunication services	0.96
Total corporate bonds	16.67%
Asset-backed securities	0.86
Commercial mortgage-backed securities	4.63
Mortgage & agency debt securities	39.92
Municipal bonds	1.42
US government obligations	30.45
Non-US government obligations	0.34
Supranational bond	0.26
Total bonds	94.55%
Short-term investment	13.73
Investment of cash collateral from securities loaned	0.58
Total investments	108.86%
Liabilities, in excess of cash and other assets	(8.86)
Net assets	100.00%

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Bonds—94.55%
Corporate bonds—16.67%
Australia—0.30%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$100,000	$100,229
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	30,000	30,857
Total Australia corporate bonds		131,086

Austria—0.18%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	75,000	78,563

Canada—0.23%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	95,000	102,414

Cayman Islands—0.82%
Transocean, Inc.,
6.800%, due 03/15/38	145,000	150,078
Vale Overseas Ltd.,
4.625%, due 09/15/20	155,000	150,350
6.875%, due 11/21/36	50,000	53,930
Total Cayman Islands corporate bonds		354,358

France—0.11%
RCI Banque SA,
4.600%, due 04/12/16[1]	50,000	49,104

Ireland—0.50%
The Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[1]	225,000	216,050

Luxembourg—0.18%
Telecom Italia Capital SA,
4.950%, due 09/30/14	80,000	77,063

Mexico—0.24%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	105,600

Netherlands Antilles—0.23%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	95,000	99,584

South Africa—0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	70,000	68,580

United Kingdom—0.38%
BP Capital Markets PLC,
3.875%, due 03/10/15	120,000	127,226
PPL WEM Holdings PLC,
3.900%, due 05/01/16[1]	35,000	36,690
Total United Kingdom corporate bonds		163,916

United States—13.34%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	85,000	90,844
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	78,380
American International Group, Inc.,
4.250%, due 09/15/14	50,000	48,627
Amgen, Inc.,
3.450%, due 10/01/20	100,000	103,060
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	75,000	82,035
Appalachian Power Co.,
4.600%, due 03/30/21	70,000	75,711

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Bank of America Corp.,
3.750%, due 07/12/16	$30,000	$27,294
6.500%, due 08/01/16	130,000	129,096
Bunge Ltd. Finance Corp.,
5.100%, due 07/15/15	80,000	83,143
Caterpillar, Inc.,
3.900%, due 05/27/21	60,000	64,711
Cellco Partnership,
8.500%, due 11/15/18	85,000	113,266
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	133,096
CIT Group, Inc.,
7.000%, due 05/02/16[1]	135,000	130,950
Citigroup, Inc.,
3.953%, due 06/15/16	65,000	64,845
6.125%, due 05/15/18	160,000	171,617
8.125%, due 07/15/39	60,000	71,921
Comcast Corp.,
6.300%, due 11/15/17	160,000	187,056
CVS Pass-Through Trust,
6.036%, due 12/10/28	65,950	69,409
DirecTV Holdings LLC,
6.000%, due 08/15/40	70,000	74,711
7.625%, due 05/15/16	105,000	112,875
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	85,000	82,450
Dow Chemical Co.,
4.250%, due 11/15/20	70,000	70,376
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	55,000	63,822
Energy Transfer Partners LP,
6.050%, due 06/01/41	40,000	37,393
FGI Operating Co., Inc.,
10.250%, due 08/01/15	67,000	69,680
Ford Motor Credit Co. LLC,
5.000%, due 05/15/18	65,000	62,784
5.750%, due 02/01/21[2]	110,000	108,845
7.800%, due 06/01/12	215,000	220,358
Fortune Brands, Inc.,
6.375%, due 06/15/14	19,000	21,040
General Electric Capital Corp.,
2.950%, due 05/09/16	75,000	75,165
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	65,000	63,282
Hasbro, Inc.,
6.350%, due 03/15/40	55,000	60,415
Intel Corp.,
3.300%, due 10/01/21	40,000	40,862
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	80,300
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	76,460
JPMorgan Chase & Co.,
3.150%, due 07/05/16	65,000	64,578
4.400%, due 07/22/20	145,000	146,702
5.600%, due 07/15/41	25,000	26,115
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	45,000	45,693
Kraft Foods, Inc.,
6.500%, due 02/09/40	135,000	165,027

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	$50,000	$75,288
MBNA Corp.,
6.125%, due 03/01/13	135,000	135,136
Merrill Lynch & Co., Inc.,
5.450%, due 02/05/13	80,000	79,282
Morgan Stanley,
Series F,
5.625%, due 09/23/19	110,000	103,188
6.000%, due 04/28/15	75,000	74,646
6.625%, due 04/01/18	150,000	148,809
Mutual of Omaha Insurance Co.,
6.800%, due 06/15/36[1]	80,000	90,423
News America, Inc.,
6.200%, due 12/15/34	35,000	37,468
7.750%, due 12/01/45	60,000	72,929
NuStar Logistics LP,
7.650%, due 04/15/18	100,000	119,279
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	60,802
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	64,523
Owens Corning,
6.500%, due 12/01/16	115,000	124,055
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	30,000	35,806
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	35,000	47,000
Principal Financial Group, Inc.,
8.875%, due 05/15/19	105,000	133,713
Prudential Financial, Inc.,
Series C,
5.400%, due 06/13/35	25,000	23,293
PSEG Power LLC,
8.625%, due 04/15/31	35,000	48,517
Qwest Corp.,
7.625%, due 06/15/15	125,000	133,750
Reynolds American, Inc.,
7.625%, due 06/01/16	65,000	77,818
Sempra Energy,
9.800%, due 02/15/19	35,000	48,981
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	38,445
Tupperware Brands Corp.,
4.750%, due 06/01/21[1]	55,000	55,090
Verizon Communications, Inc.,
6.100%, due 04/15/18	100,000	119,246
Wells Fargo & Co.,
3.676%, due 06/15/16	160,000	166,500
Williams Partners LP,
6.300%, due 04/15/40	50,000	55,338
WMG Acquisition Corp.,
9.500%, due 06/15/16	125,000	126,562
Total United States corporate bonds		5,789,881
Total corporate bonds (cost $6,984,899)		7,236,199

Asset-backed securities—0.86%
United States—0.86%
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.129%, due 11/15/16[3]	350,000	348,172

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Asset-backed securities—(concluded)
United States—(concluded)
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37	$42,087	$24,766
Total asset-backed securities (cost $370,874)		372,938

Commercial mortgage-backed securities—4.63%
United States—4.63%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.831%, due 04/10/49[3]	150,000	127,098
Series 2007-4, Class AM,
5.983%, due 02/10/51[3]	300,000	266,847
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.214%, due 12/10/49[3]	300,000	263,061
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	37,817	38,101
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	278,465	288,980
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49[3]	150,000	119,073
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	220,000	185,419
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	170,000	155,581
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45[3]	200,000	157,085
Series 2006-LDP7, Class AJ,
6.072%, due 04/15/45[3]	225,000	171,293
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	75,000	74,482
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.984%, due 08/12/45[1,3]	175,000	163,311
Total commercial mortgage-backed securities (cost $2,198,541)		2,010,331

Mortgage & agency debt securities—39.92%
United Kingdom—1.26%
Fosse Master Issuer PLC,
Series 2011-1A, Class A2,
1.650%, due 10/18/54[1,3]	300,000	299,584

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—(continued)
United Kingdom—(concluded)
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.599%, due 10/15/54[1,3]	$250,000	$248,482
Total United Kingdom mortgage & agency debt securities		548,066

United States—38.66%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
3.000%, TBA	275,000	282,691
#G13223, 4.000%, due 05/01/23	344,762	363,482
#A96140, 4.000%, due 01/01/41	146,888	153,987
#G08431, 4.000%, due 01/01/41	391,051	409,952
#A95090, 4.500%, due 11/01/40	804,124	851,852
#Q01348, 4.500%, due 06/01/41	245,049	259,422
#G05249, 5.000%, due 01/01/39	357,835	384,229
#G04567, 5.500%, due 07/01/38	39,577	42,888
#G05267, 5.500%, due 12/01/38	183,576	198,934
#G06381, 5.500%, due 08/01/40	190,250	207,235
#C63008, 6.000%, due 01/01/32	221,481	245,684
#G06019, 6.000%, due 10/01/36	206,834	229,050
#G01717, 6.500%, due 11/01/29	103,898	117,907
Federal National Mortgage Association,[4]
0.875%, due 08/28/14[2]	830,000	835,114
1.625%, due 10/26/15	1,120,000	1,148,551
Federal National Mortgage Association Pools, [4]
3.000%, TBA	125,000	128,281
3.000%, TBA	125,000	128,770
3.500%, TBA	150,000	156,609
3.500%, TBA	400,000	410,937
4.000%, TBA	1,125,000	1,179,141
5.000%, TBA	1,350,000	1,452,094
#932848, 4.000%, due 12/01/40	173,445	182,025
#AH3347, 4.000%, due 01/01/41	443,659	465,606
#935520, 4.500%, due 08/01/39	211,533	224,699
#AE0106, 4.500%, due 06/01/40	3,029	3,216
#AH6927, 4.500%, due 04/01/41	289,282	307,287
#AI2472, 4.500%, due 05/01/41	416,891	442,838

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—(concluded)
United States—(concluded)
#AI4815, 4.500%, due 06/01/41	$497,277	$528,228
#AI6578, 4.500%, due 07/01/41	772,880	820,984
#890209, 5.000%, due 05/01/40	441,295	475,210
#AD9114, 5.000%, due 07/01/40	509,025	550,873
#576764, 5.500%, due 09/01/24	114,285	123,807
#688066, 5.500%, due 03/01/33	234,992	258,833
#688314, 5.500%, due 03/01/33	284,720	313,606
#802481, 5.500%, due 11/01/34	419,551	461,860
#995018, 5.500%, due 06/01/38	170,299	185,584
#408267, 6.000%, due 03/01/28	23,494	26,509
#323715, 6.000%, due 05/01/29	22,043	24,498
#522564, 6.000%, due 07/01/29	70,360	78,197
#676733, 6.000%, due 01/01/33	175,045	196,125
#708631, 6.000%, due 06/01/33	42,795	48,242
#AE0405, 6.000%, due 08/01/37	312,245	346,142
#831730, 6.500%, due 09/01/36	261,492	290,978
#253824, 7.000%, due 03/01/31	8,635	9,875
Federal National Mortgage Association Pools Re-REMIC, [4]
Series 2005-29, Class KA,
#FNR 2005-29 KA, 4.500%, due 02/25/35	203,603	216,628
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, [4]
Series K-012, Class A-1,
3.427%, due 10/25/20	268,268	285,109
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.505%, due 02/25/35[3]	49,002	37,733
Government National Mortgage Association Pools,
#G25107, 4.000%, due 07/20/26	495,260	528,429
#G22687, 6.000%, due 12/20/28	33,502	37,596
#G22794, 6.000%, due 08/20/29	106,066	119,028
Total United States mortgage & agency debt securities		16,776,555
Total mortgage & agency debt securities (cost $16,861,449)		17,324,621

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Municipal bonds—1.42%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	$60,000	$71,525
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	115,000	105,637
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	110,000	138,542
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40	30,000	42,658
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	55,000	65,574
State of California, GO,
6.650%, due 03/01/22	30,000	36,433
7.300%, due 10/01/39	130,000	156,633
Total municipal bonds (cost $530,559)		617,002

US government obligations—30.45%
US Treasury Bonds,
4.375%, due 05/15/41[2]	3,485,000	4,502,202
US Treasury Notes,
0.125%, due 08/31/13[2]	3,420,000	3,411,583
0.375%, due 07/31/13[2]	575,000	576,235
1.000%, due 08/31/16[2]	2,975,000	2,982,437
1.000%, due 09/30/16	470,000	470,696
2.125%, due 08/15/21[2]	1,250,000	1,272,075
Total US government obligations (cost $12,876,877)		13,215,228

Non-US government obligations—0.34%
Chile—0.22%
Republic of Chile,
3.250%, due 09/14/21	100,000	97,337

Colombia—0.12%
Republic of Colombia,
4.375%, due 07/12/21	50,000	51,000
Total Non-US government obligations (cost $148,931)		148,337

Supranational bond—0.26%
European Investment Bank,
1.250%, due 09/17/13 (cost $109,624)	110,000	111,358
Total Bonds (cost $40,081,754)		41,036,014

	Shares
Short-term investment—13.73%
Short-term investment—13.73%
UBS Cash Management Prime Relationship Fund[5] (cost $5,956,798)	5,956,798	$5,956,798

Investment of cash collateral from securities loaned—0.58%
UBS Private Money Market Fund LLC[5] (cost $252,431)	252,431	252,431
Total investments—108.86% (cost $46,290,983)		47,245,243
Liabilities, in excess of cash and other assets—(8.86%)		(3,844,300)
Net assets 100.00%		$43,400,943

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,309,343
Gross unrealized depreciation	(355,083)
Net unrealized appreciation of investments	$954,260

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $2,042,494 or 4.71% of net assets.

2	Security, or portion thereof, was on loan at September 30, 2011.
3	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$2,543,100	$11,113,211	$7,699,513	$—	$—	$5,956,798	$1,463
UBS Private Money Market Fund LLC[a]	223,105	1,793,759	1,764,433	—	—	252,431	14
UBS High Yield Relationship Fund	1,439,092	—	1,419,474	6,953	(26,571)	—	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	493,162	—	496,720	106,747	(103,189)	—	—
	$4,698,459	$12,906,970	$11,380,140	$113,700	$(129,760)	$6,209,229	$1,477

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

Forward foreign currency contract

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
Morgan Stanley & Co., Inc.	EUR	465,000	USD	635,160	12/09/11	$12,362

Futures contracts

	Expiration date	Proceeds	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
US Ultra Bond Futures, 6 contracts (USD)	December 2011	$(894,788)	$(951,750)	$(56,962)
2 Year US Treasury Notes, 13 contracts (USD)	December 2011	(2,866,472)	(2,862,641)	3,831
Net unrealized depreciation on futures contracts				$(53,131)

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Credit default swaps on corporate issues — buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	225,000	03/20/14	1.0000%	—	[3]	$1,958	$(1,695)	$263
Deutsche Bank AG	USD	250,000	12/20/15	1.0000	—	[4]	5,970	(6,563)	(593)
							$7,928	$(8,258)	$(330)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Amgen, Inc. 4.850% bond, due 11/18/14.

Credit default swaps on corporate issues — sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made) / received	Value	Unrealized appreciation / (depreciation)	Credit spread[3]
Deutsche Bank AG	USD	250,000	12/20/15	—	[4]	1.0000%	$(5,716)	$3,661	$(2,055)	0.6533%
Deutsche Bank AG	USD	150,000	03/20/16	—	[5]	1.0000	2,683	(1,254)	1,429	1.2009
							$(3,033)	$2,407	$(626)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Pfizer, Inc. 4.650% bond, due 03/01/18.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$7,236,199	$—	$7,236,199
Asset-backed securities	—	372,938	—	372,938
Commercial mortgage-backed securities	—	2,010,331	—	2,010,331
Mortgage & agency debt securities	—	17,324,621	—	17,324,621
Municipal bonds	—	617,002	—	617,002
US government obligations	—	13,215,228	—	13,215,228
Non-US government obligations	—	148,337	—	148,337
Supranational bond	—	111,358	—	111,358
Short-term investment	—	5,956,798	—	5,956,798
Investment of cash collateral from securities loaned	—	252,431	—	252,431
Forward foreign currency contract	—	12,362	—	12,362
Futures contracts	(53,131)	—	—	(53,131)
Swap agreements	—	(5,851)	—	(5,851)
Total	$(53,131)	$47,251,754	$—	$47,198,623

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Broadcasting	0.42%
Building materials	1.32
Capital markets	2.46
Chemicals	2.14
Commercial banks	11.93
Consumer finance	1.72
Containers & packaging	0.35
Diversified financial services	8.99
Electric utilities	3.32
Health care providers & services	1.36
Hotels, restaurants & leisure	2.73
Household durables	0.15
Insurance	1.24
Leisure equipment & products	0.23
Machinery	0.58
Media	1.67
Metals & mining	2.00
Oil, gas & consumable fuels	5.06
Paper & forest products	0.46
Real estate investment trust (REIT)	0.08
Road & rail	0.02
Specialty retail	0.33
Telecommunications	0.24
Textiles, apparel & luxury goods	0.20
Transportation infrastructure	0.51
Wireless telecommunication services	1.46
Total corporate bonds	50.97%
Asset-backed securities	3.00
Collateralized debt obligations	2.18
Commercial mortgage-backed securities	8.47
Mortgage & agency debt securities	3.08
Municipal bonds	4.47
US government obligations	4.00
Total bonds	76.17%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	16.99
Short-term investment	4.83
Options purchased	4.38
Total investments	102.37%
Liabilities, in excess of cash and other assets	(2.37)
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS Fixed Income Opportunities Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification and derivatives exposure was included.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—76.17%
Corporate bonds—50.97%
Australia—1.12%
Leighton Finance Ltd.,
9.500%, due 07/28/14	AUD	500,000	$506,034
Sydney Airport Finance Co. Pty Ltd.,
8.000%, due 07/06/15		500,000	501,333
Total Australia corporate bonds			1,007,367

Austria—0.47%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]		$400,000	419,000

Brazil—0.88%
Petrobras International Finance Co.,
5.375%, due 01/27/21		800,000	795,576

Canada—1.99%
ING Bank of Canada,
4.300%, due 12/05/16[2]	CAD	150,000	123,103
Nova Chemicals Corp.,
8.625%, due 11/01/19		$800,000	866,000
Rogers Communications, Inc.,
5.340%, due 03/22/21	CAD	800,000	797,557
Total Canada corporate bonds			1,786,660

France—0.32%
Credit Agricole SA,
6.637%, due 05/31/17[1,2,3]		$500,000	288,750

Germany—1.43%
HeidelbergCement Finance BV,
8.500%, due 10/31/19	EUR	500,000	643,080
Unitymedia GmbH,
9.625%, due 12/01/19[4]		500,000	646,429
Total Germany corporate bonds			1,289,509

Ireland—1.72%
Allied Irish Banks PLC,
1.658%, due 04/11/12[2]		200,000	241,155
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[4]		250,000	312,329
The Governor & Co. of the Bank of Ireland,
2.750%, due 03/02/12[1]		$500,000	480,111
4.000%, due 01/28/15	EUR	250,000	257,902
Irish Life & Permanent PLC,
3.600%, due 01/14/13[1]		$300,000	256,585
Total Ireland corporate bonds			1,548,082

Italy—0.24%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[4]	EUR	200,000	219,719

Luxembourg—0.90%
ArcelorMittal,
5.500%, due 03/01/21		$900,000	806,445

Mexico—0.60%
Cemex Finance LLC,
9.500%, due 12/14/16[1]		750,000	543,750

Netherlands—1.30%
Case New Holland, Inc.,
7.750%, due 09/01/13		500,000	521,250
Ziggo Bond Co. BV,
8.000%, due 05/15/18[4]	EUR	500,000	644,755
Total Netherlands corporate bonds			1,166,005

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Portugal—0.80%
EDP Finance BV,
4.900%, due 10/01/19[1]	EUR	1,000,000	$722,825

South Africa—0.87%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20		500,000	489,861
Edcon Proprietary Ltd.,
4.778%, due 06/15/14[2,4]		300,000	297,424
Total South Africa corporate bonds			787,285

Spain—1.67%
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[4]		200,000	203,642
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]		$1,400,000	1,298,185
Total Spain corporate bonds			1,501,827

Sweden—0.38%
Nordea Bank AB,
4.875%, due 05/13/21[1]		400,000	341,800

United Kingdom—4.71%
Barclays Bank PLC,
5.140%, due 10/14/20		1,000,000	810,935
CEVA Group PLC,
8.500%, due 12/01/14[4]	EUR	500,000	462,214
FCE Bank PLC,
7.125%, due 01/15/13		500,000	683,273
Ineos Group Holdings PLC,
7.875%, due 02/15/16[4]		500,000	458,864
Lloyds TSB Bank PLC,
6.375%, due 01/21/21		$250,000	246,481
6.500%, due 03/24/20	EUR	1,000,000	1,055,625
PPL WEM Holdings PLC,
3.900%, due 05/01/16[1]		$500,000	524,143
Total United Kingdom corporate bonds			4,241,535

United States—31.57%
Ally Financial, Inc.,
3.577%, due 12/01/12[5]		600,000	544,500
6.625%, due 05/15/12		250,000	252,403
American International Group, Inc.,
4.250%, due 09/15/14		500,000	486,268
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14		750,000	720,000
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17		750,000	756,563
Cequel Communications Holdings I LLC,
8.625%, due 11/15/17[1]		100,000	99,000
Chesapeake Energy Corp.,
6.500%, due 08/15/17		750,000	776,250
CIT Group, Inc.,
7.000%, due 05/01/15		500,000	496,250
Citigroup, Inc.,
4.750%, due 05/31/17[2]	EUR	1,500,000	1,560,717
5.000%, due 09/15/14		$750,000	735,569
Discover Bank,
8.700%, due 11/18/19		500,000	571,273
Discover Financial Services,
10.250%, due 07/15/19		300,000	363,118
DISH DBS Corp.,
6.625%, due 10/01/14		750,000	758,437

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Dow Chemical Co.,
7.375%, due 03/01/23		$500,000	$604,723
Energy Transfer Partners LP,
6.050%, due 06/01/41		380,000	355,230
Exelon Generation Co. LLC,
6.200%, due 10/01/17		900,000	1,014,826
Felcor Lodging LP,
6.750%, due 06/01/19[1]		80,000	71,600
FireKeepers Development Authority,
13.875%, due 05/01/15[1]		750,000	847,500
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14		1,000,000	1,080,228
Forest Oil Corp.,
8.500%, due 02/15/14		500,000	528,750
Fortune Brands, Inc.,
5.375%, due 01/15/16		45,000	49,640
6.375%, due 06/15/14		80,000	88,589
Frontier Communications Corp.,
8.250%, due 05/01/14		500,000	515,625
GenOn Americas Generation LLC,
8.500%, due 10/01/21		850,000	731,000
Goldman Sachs Group, Inc.,
4.100%, due 11/03/15	CAD	330,000	301,519
5.000%, due 05/03/18		500,000	449,709
5.250%, due 07/27/21		250,000	246,629
HCA Holdings, Inc.,
6.750%, due 07/15/13		$500,000	507,500
Hertz Corp.,
8.875%, due 01/01/14		22,000	22,000
HSBC USA, Inc.,
5.000%, due 09/27/20		750,000	709,560
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	992,500
JP Morgan Chase Capital XXVII,
7.000%, due 11/01/39		1,000,000	1,003,601
Kinder Morgan Energy Partners LP,
4.150%, due 03/01/22		600,000	592,576
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		750,000	751,875
Merrill Lynch & Co., Inc.,
6.050%, due 05/16/16		1,350,000	1,214,912
6.400%, due 08/28/17		1,500,000	1,454,318
MGM Resorts International,
13.000%, due 11/15/13		750,000	855,000
Morgan Stanley,
3.800%, due 04/29/16		250,000	230,482
6.250%, due 08/28/17		500,000	493,725
7.300%, due 05/13/19		1,000,000	1,030,525
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39[1]		250,000	291,241
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]		250,000	335,715
Plains Exploration & Production Co.,
7.000%, due 03/15/17		750,000	750,000
Quiksilver, Inc.,
6.875%, due 04/15/15		200,000	178,000
Regions Financial Corp.,
5.750%, due 06/15/15		250,000	240,000
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	500,000

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
SLM Corp.,
1.785%, due 11/15/11[2]	EUR	100,000	$133,399
5.400%, due 10/25/11		500,000	499,996
Univision Communications, Inc.,
7.875%, due 11/01/20[1]		$400,000	375,000
Wachovia Capital Trust III,
5.570%, due 08/01/11[2,3]		300,000	246,000
Total United States corporate bonds			28,413,841
Total corporate bonds (cost $50,353,527)			45,879,976

Asset-backed securities—3.00%
United States—3.00%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A3,
0.415%, due 04/25/36[2]		379,164	310,126
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.385%, due 08/25/36[2]		740,735	518,924
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF10, Class A4,
0.555%, due 11/25/35[2]		1,207,300	936,314
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.385%, due 09/25/36[2]		1,230,183	938,328
Total asset-backed securities (cost $2,881,179)			2,703,692

Collateralized debt obligations—2.18%
United Kingdom—0.67%
Jubilee CDO BV,
Series III X, Class A2,
2.708%, due 04/20/17[2,6]	EUR	500,000	601,842

United States—1.51%
GSC Partners CDO Fund Ltd.,
Series 2003-4A, Class B,
2.185%, due 12/16/15[1,2,6,7]		$500,000	475,000
Race Point CLO,
Series 2X, Class B1,
1.786%, due 05/15/15[2,4,6]		1,000,000	882,766
Total United States collateralized debt obligations			1,357,766
Total collateralized debt obligations (cost $2,078,281)			1,959,608

Commercial mortgage-backed securities—8.47%
United States — 8.47%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.831%, due 04/10/49[2]		500,000	423,660
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.214%, due 12/10/49[2]		500,000	438,436

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Commercial mortgage-backed securities—(concluded)
United States—(concluded)
Commercial Mortgage Pass Through Certificates,
Series 2005-F10A, Class AJ2,
0.419%, due 04/15/17[1,2]	$800,000	$766,705
Series 2006-C8, Class AM,
5.347%, due 12/10/46	150,000	132,773
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
6.011%, due 05/15/46[2]	575,000	327,507
Series 2007-C3, Class AM,
6.011%, due 05/15/46[2]	400,000	331,797
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22	378,170	381,007
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49	1,000,000	793,818
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	500,000	421,407
Series 2007-GG11, Class AM,
5.867%, due 12/10/49	500,000	402,888
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class AM,
6.256%, due 02/15/51[2]	1,000,000	857,956
Morgan Stanley Capital I,
Series 2006-HQ8, Class A3,
5.651%, due 03/12/44[2]	359,082	360,839
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.984%, due 08/12/45[1,2]	1,225,000	1,143,174
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.096%, due 02/15/51[2]	1,000,000	840,234
Total commercial mortgage-backed securities (cost $8,714,725)		7,622,201

Mortgage & agency debt securities—3.08%
United Kingdom—0.33%
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.599%, due 10/15/54[1,2]	300,000	298,178

United States—2.75%
Federal National Mortgage Association,[8]
4.609%, due 10/09/19[5,9]	3,250,000	2,471,128
Total mortgage & agency debt securities (cost $2,554,040)		2,769,306

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Municipal bonds—4.47%
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	$500,000	$629,735
New York City Transitional Finance Authority,
Series 2010,
5.267%, due 05/01/27	250,000	281,192
Port Authority of New York & New Jersey,
Series 2009,
6.040%, due 12/01/29	250,000	304,445
State of California, GO bonds,
7.300%, due 10/01/39	800,000	963,896
State of Illinois, GO bonds,
Series 2010,
4.421%, due 01/01/15	225,000	235,114
5.365%, due 03/01/17	800,000	844,448
5.665%, due 03/01/18	500,000	532,745
State of Illinois Taxable Pension,
Series 2003,
5.100%, due 06/01/33	250,000	229,645
Total municipal bonds (cost $3,595,301)		4,021,220

US government obligations—4.00%
US Treasury Bonds, PO,
4.737%, due 05/15/40[5,9]	6,000,000	2,485,818
US Treasury Bonds,
3.500%, due 02/15/39[9]	1,000,000	1,111,875
Total US government obligations (cost $2,489,734)		3,597,693
Total Bonds (cost $72,666,787)		68,553,696

	Shares
Investment company—16.99%
UBS Opportunistic Emerging Markets Debt Relationship Fund*10 (cost $15,000,000)	903,948	15,288,295

Short-term investment—4.83%
Short-term investment—4.83%
UBS Cash Management Prime Relationship Fund[10] (cost $4,346,972)	4,346,972	4,346,972

	Number of contracts
Options purchased*—4.38%
Call Options—0.72%
10 Year US Treasury Notes, strike @ USD 129.50, expires October 2011	107	128,734
30 Year US Treasury Bond, strike @ USD 143.00, expires October 2011	140	269,063

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Number of contracts	Value
Options purchased*—(concluded)
Call Options—(concluded)
5 Year US Treasury Notes, strike @ USD 122.50, expires October 2011	70	$25,156
Ultra long Term US Treasury Bonds, strike @ USD 157.00, expires October 2011	50	225,000
		647,953
Put Options—0.87%
1 Year Euro-Dollar Future Mid Curve, strike @ USD 98.25, expires December 2011	160	3,000
10 Year US Treasury Notes, strike @ USD 129.50, expires October 2011	107	65,203
2 Year US Treasury Notes, strike @ USD 110.00, expires October 2011	776	60,625
30 Year US Treasury Bond, strike @ USD 143.00, expires October 2011	70	160,781
90 Day Euro-Dollar Time Deposit, strike @ USD 98.25, expires December 2011	160	4,000
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires December 2011	805	120,750
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires December 2011	1,055	296,719
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires March 2012	105	50,532
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012	130	19,500
		781,110

	Notional Amount
Option Purchased on Credit Default Swap on Credit Index—1.51%
Expiring 12/21/11. If exercised the payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 16 Index and the Fund pays fixed rate of 5.000%. Underlying credit default swap terminating 06/20/16. European style. Counterparty: Credit Suisse	$25,000,000	1,361,890
Options Purchased on Interest Rate Swaps—1.28%
Expiring 02/11/15. If exercised the Fund pays semi annually 6.000% and receives quarterly floating 3 month LIBOR terminating 04/11/25. European style. Counterparty: Deutsche Bank AG	3,050,000	42,914
Expiring 06/14/13. If exercised the Fund pays quarterly floating 3 month LIBOR and receives semi annually 3.410% terminating 06/18/18. European style. Counterparty: Deutsche Bank AG	8,240,000	597,265
Expiring 06/14/13. If exercised the Fund pays semi annually 3.410% and receives quarterly floating 3 month LIBOR terminating 06/18/28. European style. Counterparty: Deutsche Bank AG	8,240,000	52,904
Expiring 06/14/21. If exercised the Fund pays quarterly floating 3 month LIBOR and receives semi annually 5.080% terminating 06/16/26. European style. Counterparty: Deutsche Bank AG	4,050,000	362,071
Expiring 06/14/21. If exercised the Fund pays semi annually 5.080% and receives quarterly floating 3 month LIBOR terminating 06/16/26. European style. Counterparty: Deutsche Bank AG	4,050,000	99,212
		1,154,366
Total options purchased (cost $3,723,195)		3,945,319
Total investments—102.37% (cost $95,736,954)		92,134,282
Liabilities, in excess of cash and other assets—(2.37%)		(2,130,442)
Net assets 100.00%		$90,003,840

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,308,302
Gross unrealized depreciation	(6,910,974)
Net unrealized depreciation of investments	$(3,602,672)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $9,578,262 or 10.64% of net assets.

2	Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
3	Perpetual bond security. The maturity date reflects the next call date.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $4,128,142 or 4.59% of net assets.

5	Rate shown reflects annualized yield at September 30, 2011 on zero coupon bond.
6	Security is illiquid. At September 30, 2011, the value of these securities amounted to $1,959,608 or 2.18% of net assets.
7	This security, which represents 0.53% of net assets as of September 30, 2011, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/11	Value as a percentage of net assets
GSC Partners CDO Fund Ltd.,Series 2003-4A, Class B,2.185%, due 12/16/15	12/14/10	$455,500	0.51%	$475,000	0.53%

8

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

9	All or a portion of these securities have been designated as collateral for open swap agreements.
10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Income
		Purchases	Sales	Net realized	depreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$4,839,734	$18,480,021	$18,972,783	$—	$—	$4,346,972	$976
UBS Opportunistic Emerging Markets Debt Relationship Fund	15,623,479	—	—	—	(335,184)	15,288,295	—
	$20,463,213	$18,480,021	$18,972,783	$—	$(335,184)	$19,635,267	$976

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	1,410,000	USD	1,459,164	12/06/11	$105,324
JPMorgan Chase Bank	CAD	1,530,000	USD	1,546,873	12/06/11	88,842
JPMorgan Chase Bank	EUR	510,000	USD	698,855	12/06/11	15,787
JPMorgan Chase Bank	GBP	250,000	USD	409,101	12/06/11	19,486
JPMorgan Chase Bank	JPY	47,300,000	USD	614,404	12/06/11	585
JPMorgan Chase Bank	USD	1,317,413	EUR	970,000	12/06/11	(18,244)
Royal Bank of Scotland	AUD	1,340,000	USD	1,291,008	12/06/11	4,380
Royal Bank of Scotland	EUR	12,205,000	USD	17,624,264	12/06/11	1,277,497
Net unrealized appreciation on forward foreign currency contracts						$1,493,657

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 46 contracts (USD)	December 2011	$6,531,071	$6,560,750	$29,679
US Ultra Bond Futures, 124 contracts (USD)	December 2011	18,790,163	19,669,500	879,337
2 Year US Treasury Notes, 471 contracts (USD)	December 2011	103,777,128	103,715,672	(61,456)
US Treasury futures sell contracts:
US Long Bond, 20 contracts (USD)	December 2011	(2,898,088)	(2,852,500)	45,588
2 Year US Treasury Notes, 18 contracts (USD)	December 2011	(3,968,691)	(3,963,656)	5,035
5 Year US Treasury Notes, 55 contracts (USD)	December 2011	(6,735,059)	(6,736,641)	(1,582)
Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 72 contracts (USD)	September 2012	17,899,907	17,895,600	(4,307)
90 Day Euro-Dollar Futures, 72 contracts (USD)	March 2013	17,896,104	17,892,000	(4,104)
90 Day Euro-Dollar Futures, 120 contracts (USD)	September 2015	28,899,300	29,353,500	454,200
Long Gilt, 29 contracts (GBP)	December 2011	5,906,718	5,878,486	(28,232)
Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 135 contracts (USD)	December 2011	(33,573,528)	(33,571,125)	2,403
90 Day Euro-Dollar Futures, 144 contracts (USD)	December 2012	(35,797,735)	(35,789,400)	8,335
90 Day Euro-Dollar Futures, 120 contracts (USD)	September 2013	(29,485,080)	(29,766,000)	(280,920)
Euro-Bobl, 16 contracts (EUR)	December 2011	(2,583,666)	(2,617,978)	(34,312)
Euro-Bund, 44 contracts (EUR)	December 2011	(8,031,433)	(8,045,949)	(14,516)
Japanese 10 Year Bond, 6 contracts (JPY)	December 2011	(11,099,814)	(11,064,177)	35,637
Net unrealized appreciation on futures contracts				$1,030,785

Currency swap agreements

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		appreciation/
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	(depreciation)
Deutsche Bank AG	USD	2,700,000	EUR	1,964,350	03/16/40	0.3491%	[1]	1.5290%	[2]	$(17,080)	$(12,549)	$(29,629)
Deutsche Bank AG	USD	3,815,182	EUR	2,701,397	01/13/41	0.2461	[1]	1.6010	[2]	544,275	(109,078)	435,197
Deutsche Bank AG	EUR	1,964,350	USD	2,700,000	03/16/20	1.5290	[2]	0.3491	[1]	1,574	35,006	36,580
Deutsche Bank AG	EUR	2,701,397	USD	3,815,182	01/13/21	1.6010	[2]	0.2460	[1]	(544,275)	155,835	(388,440)
Merrill Lynch International	USD	6,737,113	CAD	6,678,500	03/16/20	0.3491	[1]	1.2793	[3]	106,250	(340,818)	(234,568)
Merrill Lynch International	CAD	6,678,500	USD	6,737,113	03/16/40	1.2793	[3]	0.3491	[1]	(141,380)	420,207	278,827
										$(50,636)	$148,603	$97,967

1 Rate based on 3 month USD LIBOR.

2 Rate based on 3 month EURIBOR.

3 Rate based on 3 month Canadian Bankers Acceptance Rate.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]		Upfront payments (made)/ received	Value	Unrealized appreciation / (depreciation)
Barclays Bank PLC	GBP	890,000	12/07/16	2.2400%		1.1067%	[2]	$35,552	$(34,418)	$1,134
Barclays Bank PLC	USD	102,000,000	06/20/21	0.2305	[3]	0.3513	[4]	—	84,687	84,687
Barclays Bank PLC	USD	1,470,000	06/16/26	3.6238		—	[5]	—	(15,605)	(15,605)
Citibank, N.A.	USD	1,860,000	02/15/36	4.6680		0.2862	[4]	561,172	(709,175)	(148,003)
Credit Suisse International	EUR	12,950,000	07/14/16	1.8180	[6]	2.5530		—	494,669	494,669
Credit Suisse International	EUR	6,650,000	07/14/21	3.1680		1.8180	[6]	—	(517,373)	(517,373)
Credit Suisse International	EUR	740,000	04/27/22	—	[7]	3.8650		(90,213)	106,383	16,170
Credit Suisse International	USD	2,650,000	12/08/16	0.2806	[4]	1.1938		—	1,606	1,606
Deutsche Bank AG	AUD	2,840,000	11/02/21	—	[8]	6.5850		—	125,915	125,915
Deutsche Bank AG	CAD	11,600,000	03/10/13	—	[9]	1.8750		40,625	200,055	240,680
Deutsche Bank AG	CAD	10,350,000	03/10/16	2.4850		—	[9]	(131,941)	(470,147)	(602,088)
Deutsche Bank AG	CAD	2,850,000	03/10/21	—	[9]	3.2600		74,508	203,779	278,287
Deutsche Bank AG	EUR	4,060,000	03/15/16	1.7240	[6]	2.9300		—	324,283	324,283
Deutsche Bank AG	GBP	9,850,000	12/07/16	2.2400		1.1067	[2]	—	(380,916)	(380,916)
Deutsche Bank AG	GBP	5,370,000	12/07/21	1.1067	[2]	3.3100		—	575,004	575,004
Deutsche Bank AG	KRW	2,585,000,000	01/26/21	4.8100		—	[10]	—	(90,767)	(90,767)
Deutsche Bank AG	USD	3,000,000	12/15/15	1.5210		0.3471	[4]	(41,000)	(73,579)	(114,579)
Deutsche Bank AG	USD	1,250,000	09/23/20	2.6900		0.3556	[4]	(23,000)	(76,538)	(99,538)
Deutsche Bank AG	USD	1,450,000	02/15/36	3.6300		0.2862	[4]	(50,000)	(273,370)	(323,370)
Deutsche Bank AG	USD	4,550,000	05/15/38	4.4125		0.2862	[4]	124,000	(1,642,704)	(1,518,704)
Deutsche Bank AG	USD	875,000	05/15/40	3.4700		0.2862	[4]	(157,000)	(219,492)	(376,492)
Deutsche Bank AG	USD	695,000	05/15/40	4.5600		0.2862	[4]	—	(471,584)	(471,584)
Deutsche Bank AG	USD	1,250,000	09/17/40	3.4730		0.3502	[4]	(83,000)	(209,321)	(292,321)
JPMorgan Chase Bank	AUD	2,585,000	01/27/21	—	[8]	6.4650		—	104,260	104,260
JPMorgan Chase Bank	CAD	6,125,000	11/02/14	—	[9]	2.7750		—	203,310	203,310
JPMorgan Chase Bank	CAD	4,950,000	11/03/16	2.7950		1.2786	[11]	—	(286,973)	(286,973)
JPMorgan Chase Bank	CAD	5,490,000	11/02/17	3.5000		—	[9]	—	(474,933)	(474,933)
JPMorgan Chase Bank	CAD	1,550,000	11/02/22	—	[9]	4.1450		—	213,633	213,633
JPMorgan Chase Bank	EUR	1,180,000	12/17/15	1.7480	[6]	2.6375		—	75,317	75,317
JPMorgan Chase Bank	EUR	6,100,000	04/27/22	—	[7]	3.8650		—	876,943	876,943
JPMorgan Chase Bank	EUR	2,910,000	04/27/42	3.9190		—	[7]	—	(904,824)	(904,824)
JPMorgan Chase Bank	USD	4,500,000	02/18/16	2.5320		0.2928	[4]	—	(291,782)	(291,782)
Merrill Lynch International	AUD	175,000	02/15/21	—	[8]	6.6350		—	8,056	8,056
Merrill Lynch International	CAD	1,340,000	12/15/15	2.6770		1.2793	[11]	—	(74,239)	(74,239)
Merrill Lynch International	CAD	2,400,000	04/02/21	3.7250		1.2921	[11]	—	(281,127)	(281,127)
Merrill Lynch International	CAD	3,000,000	04/02/31	1.2921	[11]	4.3100		5,059	565,010	570,069
Merrill Lynch International	CAD	1,200,000	04/02/41	4.2075		1.2921	[11]	—	(294,311)	(294,311)
Merrill Lynch International	JPY	841,000,000	04/26/13	0.3456	[2]	0.4513		—	21,324	21,324
Merrill Lynch International	JPY	676,000,000	04/26/16	0.7063		0.3456	[2]	—	(111,900)	(111,900)
Merrill Lynch International	JPY	176,000,000	04/26/21	0.3456	[2]	1.3338		—	84,785	84,785
Merrill Lynch International	KRW	3,015,000,000	11/02/21	4.8400		—	[10]	—	(108,403)	(108,403)
Merrill Lynch International	USD	42,000,000	06/20/12	0.3513	[4]	0.2318	[3]	—	12,015	12,015
Merrill Lynch International	USD	15,650,000	03/21/18	2.7625		0.3525	[4]	—	(1,159,652)	(1,159,652)
Merrill Lynch International	USD	4,020,000	06/18/18	2.0900		—	[5]	—	(14,226)	(14,226)
Merrill Lynch International	USD	8,200,000	06/20/18	3.4025		0.3525	[4]	—	(1,018,136)	(1,018,136)
Merrill Lynch International	USD	3,630,000	06/16/21	—	[5]	3.1713		—	30,845	30,845
Merrill Lynch International	USD	3,670,000	02/17/41	4.4225		0.2917	[4]	—	(1,358,013)	(1,358,013)
Morgan Stanley	CAD	8,870,000	08/04/17	3.6000		—	[9]	—	(782,201)	(782,201)
Morgan Stanley	CAD	4,750,000	08/04/22	—	[9]	4.2300		—	666,056	666,056
Morgan Stanley	USD	60,000,000	06/20/12	0.3513	[4]	0.2318	[3]	—	12,605	12,605
Morgan Stanley	USD	80,150,000	09/30/13	0.5400		—	[5]	—	87,914	87,914
Morgan Stanley	USD	3,500,000	09/23/20	2.6900		0.3556	[4]	(60,500)	(214,306)	(274,806)
								$204,262	$(7,481,561)	$(7,277,299)

1	Payments made or received are based on the notional amount.
2	Rate based on 6 month LIBOR (USD BBA).
3	Rate based on 1 month LIBOR (USD BBA).
4	Rate based on 3 month LIBOR (USD BBA).
5	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
6	Rate based on 6 month EURIBOR.
7	Rate based on 6 month EURIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
8	Rate based on 6 month BBSW. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
9	Rate based on 3 month Canadian Bankers Acceptance Rate. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
10	Rate based on 3 month KORIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2011.
11	Rate based on 3 month Canadian Bankers Acceptance Rate.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Credit default swaps on credit indices—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation
Barclays Bank PLC	USD	1,500,000	06/20/16	5.0000%	—	[3]	$(81,354)	$132,795	$51,441
Credit Suisse International	USD	17,725,000	06/20/16	1.0000	—	[4]	37,812	276,082	313,894
Credit Suisse International	USD	3,000,000	06/20/16	2.5000	—	[5]	(205,906)	218,699	12,793
Credit Suisse International	USD	4,000,000	02/17/51	0.3500	—	[6]	(423,733)	531,959	108,226
Deutsche Bank	EUR	3,250,000	12/20/15	1.0000	—	[7]	6,046	175,161	181,207
Deutsche Bank	USD	12,700,000	06/20/16	1.0000	—	[4]	(21,805)	197,813	176,008
JPMorgan Chase Bank	USD	1,000,000	06/20/16	5.0000	—	[8]	145,611	(61,310)	84,301
Merrill Lynch International	EUR	900,000	12/20/15	1.0000	—	[7]	3,437	48,506	51,943
Merrill Lynch International	EUR	10,000,000	06/20/16	1.0000	—	[9]	27,898	592,045	619,943
Merrill Lynch International	EUR	4,000,000	12/20/16	5.0000	—	[10]	(613,687)	650,082	36,395
Merrill Lynch International	USD	3,000,000	12/20/15	1.0000	—	[11]	(82,296)	90,275	7,979
Merrill Lynch International	USD	13,000,000	06/20/16	5.0000	—	[8]	1,421,250	(797,032)	624,218
Merrill Lynch International	USD	25,125,000	06/20/16	1.0000	—	[4]	74,266	391,343	465,609
Morgan Stanley	EUR	6,450,000	06/20/16	1.0000	—	[9]	(51,987)	381,869	329,882
Morgan Stanley	USD	15,000,000	06/20/16	1.0000	—	[4]	15,573	233,638	249,211
							$251,125	$3,061,925	$3,313,050

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.NA.HY.Series 16 Index.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.NA.IG.Series 16 Index.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to LCDX.NA Series 16.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CMBX.NA.AAA Series 4.
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Itraxx Europe Series 14 Index.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to CDX.EM Series 15 Index.
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Itraxx Europe Series 15 Index.
10	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Itraxx Europe Crossover Series 16 Index.
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to MCDX.NA.Series 15 Index.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Credit default swaps on corporate and sovereign issues—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation
Barclays Bank PLC	EUR	3,000,000	09/20/16	1.0000%	—	[3]	$(74,417)	$130,337	$55,920
Barclays Bank PLC	USD	1,500,000	09/20/16	1.0000	—	[4]	(24,598)	118,879	94,281
Deutsche Bank AG	EUR	1,500,000	03/20/14	5.0000	—	[5]	236,056	(111,572)	124,484
Deutsche Bank AG	EUR	2,500,000	06/20/16	1.0000	—	[6]	(9,883)	139,109	129,226
Deutsche Bank AG	USD	1,515,000	03/20/14	1.0000	—	[7]	13,182	(11,413)	1,769
Deutsche Bank AG	USD	2,250,000	03/20/14	1.0000	—	[8]	16,250	28,897	45,147
JPMorgan Chase Bank	USD	3,025,000	09/20/16	0.2500	—	[9]	(97,127)	220,126	122,999
JPMorgan Chase Bank	USD	1,500,000	09/20/16	1.0000	—	[10]	1,958	73,618	75,576
JPMorgan Chase Bank	USD	2,000,000	09/20/16	1.0000	—	[11]	(235,867)	287,354	51,487
Merrill Lynch International	EUR	2,750,000	06/20/16	1.0000	—	[12]	(88,491)	235,516	147,025
Merrill Lynch International	USD	3,500,000	06/20/16	1.0000	—	[13]	110,916	(78,893)	32,023
Merrill Lynch International	USD	3,000,000	09/20/16	1.0000	—	[10]	(21,643)	147,236	125,593
Merrill Lynch International	USD	1,000,000	09/20/16	1.0000	—	[14]	(66,592)	88,938	22,346
Morgan Stanley	EUR	2,500,000	06/20/16	1.0000	—	[15]	(10,692)	217,294	206,602
							$(250,948)	$1,485,426	$1,234,478

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Group Finance Guernsey Ltd. 5.000% bond, due 07/29/19.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Kimco Realty Corp. 5.980% bond, due 07/30/12.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ING Bank NV 5.250% bond, due 07/06/19.
7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
9	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of France 4.250% bond, due 04/25/19.
10	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Simon Property Group LP 5.250% bond, due 01/12/16.
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Hartford Financial Services Group, Inc. 4.000% bond, due 03/30/15.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Agricole SA 5.065% bond, due 08/10/22.
13	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the United Parcel Service of America, Inc. 8.375% bond, due 01/04/30.
14	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial, Inc. 4.500% bond, due 07/15/13.
15	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the BNP Paribas 4.250% bond, due 01/16/14.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Credit default swaps on corporate and sovereign issues—sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation / (depreciation)	Credit spread[3]
Deutsche Bank AG	EUR	1,000,000	03/20/16	—	[4]	5.0000%	$(190,725)	$66,471	$(124,254)	3.7712%
Deutsche Bank AG	USD	1,000,000	03/20/16	—	[5]	1.0000	17,886	(8,357)	9,529	1.2009
Deutsche Bank AG	USD	1,500,000	03/20/16	—	[6]	1.0000	33,597	(87,895)	(54,298)	2.4137
Deutsche Bank AG	USD	1,000,000	09/20/16	—	[7]	1.0000	93,851	(131,470)	(37,619)	4.1854
JPMorgan Chase Bank	USD	2,000,000	09/20/16	—	[8]	1.0000	243,314	(289,391)	(46,077)	4.4498
Merrill Lynch International	EUR	900,000	03/20/16	—	[9]	1.0000	36,430	(88,637)	(52,207)	2.8609
Merrill Lynch International	USD	1,000,000	09/20/16	—	[10]	1.0000	82,986	(104,557)	(21,571)	3.4027
Morgan Stanley	USD	1,300,000	06/20/16	—	[10]	1.0000	23,959	(127,830)	(103,871)	3.3578
							$341,298	$(771,666)	$(430,368)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions, Inc. 6.500% bond, due 09/01/25.
6	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp. 6.500% bond, due 03/15/18.
7	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bank of America Corp. 6.250% bond, due 04/15/12.
8	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Lincoln National Corp. 6.200% bond, due 12/15/11.
9	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
10	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife, Inc. 5.000% bond, due 06/15/15.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Options written

	Expiration date	Premiums received	Value
Call options
Ultra long Term US Treasury Bonds, 50 contracts, strike @ USD 167.00	November 2011	$31,141	$(50,781)
Put options
2 Year US Treasury Notes, 194 contracts, strike @ USD 110.25	October 2011	52,457	(63,656)
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 98.75	December 2011	26,800	(11,250)
90 Day Euro-Dollar Time Deposit, 250 contracts, strike @ USD 99.00	December 2011	24,125	(21,875)
90 Day Euro-Dollar Time Deposit, 1,410 contracts, strike @ USD 99.38	December 2011	213,315	(282,000)
90 Day Euro-Dollar Time Deposit, 130 contracts, strike @ USD 96.00	December 2012	58,045	(3,250)
Options Written on Interest Rate Swaps
If option exercised the Fund pays semi annually 4.70% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 10,200,000	June 2016	402,115	(168,633)
If option exercised the Fund pays quarterly floating 3 month LIBOR and receives semi annually 4.70%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 10,200,000	June 2016	402,116	(937,716)
If option exercised the Fund pays semi annually 7.25% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 04/11/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 3,050,000	April 2015	63,135	(23,746)
If option exercised the Fund pays semi annually 8.76% and receives quarterly floating 3 month LIBOR. Underlying interest rate swap terminating 04/11/25. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 3,050,000	April 2015	38,735	(12,605)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

	Expiration date	Premiums received	Value
Receiver options written on credit default swap on credit indices
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 16 Index and Fund pays fixed rate of 1.000%.Underlying credit default swap terminating 12/21/11. European style. Counterparty: Merrill Lynch International, Notional Amount USD 25,000,000	December 2011	102,500	(296,343)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 16 Index and Fund pays fixed rate of 5.000%.Underlying credit default swap terminating 12/21/11. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 25,000,000	December 2011	712,500	(922,325)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 16 Index and Fund pays fixed rate of 5.000%.Underlying credit default swap terminating 12/21/11. European style. Counterparty: Merrill Lynch International, Notional Amount USD 25,000,000	December 2011	268,750	(223,108)
Total options written		$2,395,734	$(3,017,288)

Written option activity for the period ended September 30, 2011 for UBS Fixed Income Opportunities Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2011	1,408	$235,521
Options written	3,068	1,254,892
Options terminated in closing purchase transactions	(2,242)	(1,084,530)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2011	2,234	$405,883

Swaption activity and foreign exchange option for the period ended September 30, 2011 for UBS Fixed Income Opportunities Fund was as follows:

Swaptions & Foreign exchange options outstanding at June 30, 2011	$1,546,001
Swaptions & Foreign exchange options written	1,721,250
Swaptions & Foreign exchange options terminated in closing purchase transactions	(1,277,400)
Swaptions & Foreign exchange options expired prior to exercise	—
Swaptions & Foreign exchange options outstanding at September 30, 2011	$1,989,851

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$45,879,976	$—	$45,879,976
Asset-backed securities	—	2,703,692	—	2,703,692
Collateralized debt obligations	—	1,484,608	475,000	1,959,608
Commercial mortgage-backed securities	—	7,622,201	—	7,622,201
Mortgage & agency debt securities	—	2,769,306	—	2,769,306
Municipal bonds	—	4,021,220	—	4,021,220
US government obligations	—	3,597,693	—	3,597,693
Investment company	—	15,288,295	—	15,288,295
Short-term investment	—	4,346,972	—	4,346,972
Options purchased	1,429,063	2,516,256	—	3,945,319
Forward foreign currency contracts	—	1,493,657	—	1,493,657
Futures contracts	1,030,785	—	—	1,030,785
Swap agreements	—	(3,557,273)	—	(3,557,273)
Options written	(432,812)	(2,584,476)	—	(3,017,288)
Total	$2,027,036	$85,582,127	$475,000	$88,084,163

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2011

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$475,000	$475,000
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	—	—
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$475,000	$475,000

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $0.

UBS Global Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Building products	0.25%
Capital markets	0.91
Chemicals	0.50
Commercial banks	10.75
Commercial services & supplies	0.33
Construction & engineering	0.45
Diversified financial services	4.49
Diversified telecommunication services	2.00
Electric utilities	0.50
Energy equipment & services	0.26
Gas utilities	0.45
Health care equipment & supplies	0.37
Insurance	0.56
Leisure equipment & products	0.36
Media	1.95
Metals & mining	0.89
Multi-utilities	0.17
Oil, gas & consumable fuels	1.72
Semiconductors & semiconductor equipment	0.14
Specialty retail	0.13
Telecommunications	0.52
Thrifts & mortgage finance	1.26
Tobacco	0.87
Wireless telecommunication services	0.69
Total corporate bonds	30.52%
Asset-backed securities	1.84
Collateralized debt obligations	1.53
Mortgage & agency debt securities	8.73
US government obligations	10.88
Non-US government obligations	38.23
Supranational bonds	3.22
Total bonds	94.95%
Short-term investment	2.05
Total investments	97.00%
Cash and other assets, less liabilities	3.00
Net assets	100.00%

1                       Figures represent the industry breakdown of direct investments of UBS Global Bond Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—94.95%
Corporate bonds—30.52%
Australia—1.62%
Rio Tinto Finance USA Ltd.,
3.750%, due 09/20/21	$35,000		$34,861
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	100,000	136,300
4.200%, due 02/27/15	$70,000		73,387
Total Australia corporate bonds			244,548

Canada—0.28%
Nova Chemicals Corp.,
8.625%, due 11/01/19	25,000		27,063
Teck Resources Ltd.,
3.150%, due 01/15/17	15,000		15,088
Total Canada corporate bonds			42,151

Cayman Islands—0.56%
Vale Overseas Ltd.,
5.625%, due 09/15/19	50,000		52,350
6.875%, due 11/21/36	30,000		32,358
Total Cayman Islands corporate bonds			84,708

France—2.17%
AXA SA,
6.667%, due 07/06/16[1,2]	GBP	50,000	48,341
BNP Paribas Home Loan SFH,
3.875%, due 07/12/21	EUR	100,000	136,580
CM-CIC Covered Bonds,
4.375%, due 03/17/21[3]	100,000		141,991
Total France corporate bonds			326,912

Germany—2.64%
HeidelbergCement Finance BV,
8.500%, due 10/31/19	30,000		38,585
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	200,000	360,718
Total Germany corporate bonds			399,303

Italy—0.74%
Telecom Italia SpA,
2.327%, due 06/07/16[1]	EUR	50,000	56,364
Wind Acquisition Finance SA,
11.750%, due 07/15/17[3]	50,000		54,930
Total Italy corporate bonds			111,294

Luxembourg—0.15%
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[4]	$25,000		23,062

Mexico—0.69%
America Movil SAB de CV,
3.625%, due 03/30/15	100,000		103,500

Netherlands—0.71%
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	50,000	81,936
RWE Finance BV,
5.625%, due 12/06/23	15,000		25,902
Total Netherlands corporate bonds			107,838

Norway—1.04%
DnB NOR Boligkreditt,
3.875%, due 06/16/21	EUR	110,000	156,420

Qatar—0.72%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[4]	$100,000		108,813

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Spain—1.06%
Bankia SA,
4.125%, due 03/24/36	EUR	100,000	$92,041
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	50,000		67,960
Total Spain corporate bonds			160,001

United Kingdom—6.51%
Aviva PLC,
4.729%, due 11/28/14[1,2]	40,000		37,058
BAA Funding Ltd.,
3.975%, due 02/15/12[4]	50,000		67,286
Barclays Bank PLC,
4.750%, due 03/15/20[1,2]	40,000		26,795
4.875%, due 12/15/14[1,2]	60,000		47,025
British Telecommunications PLC,
8.625%, due 03/26/20	GBP	40,000	79,516
HSBC Holdings PLC,
4.500%, due 04/30/14	EUR	50,000	70,207
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	100,000		136,907
Lloyds TSB Bank PLC,
4.500%, due 09/15/14[3]	100,000		132,331
Nationwide Building Society,
1.757%, due 12/22/16[1]	150,000		189,999
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[1,2]	GBP	50,000	75,631
WPP PLC,
6.625%, due 05/12/16	EUR	80,000	119,499
Total United Kingdom corporate bonds			982,254

United States—11.63%
Alltel Corp.,
7.875%, due 07/01/32	$40,000		57,044
Ally Financial, Inc.,
4.500%, due 02/11/14	15,000		13,725
Altria Group, Inc.,
9.250%, due 08/06/19	100,000		131,080
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	100,000		108,774
Bank of America Corp.,
7.375%, due 05/15/14	125,000		128,879
Bear Stearns Cos. LLC,
5.700%, due 11/15/14	150,000		161,763
Boston Scientific Corp.,
6.000%, due 01/15/20	50,000		56,056
Celanese US Holdings LLC,
6.625%, due 10/15/18	25,000		25,844
CF Industries, Inc.,
7.125%, due 05/01/20	20,000		22,775
Citigroup, Inc.,
4.750%, due 05/31/17[1]	EUR	50,000	52,024
5.625%, due 08/27/12	$70,000		71,278
Comcast Corp.,
6.300%, due 11/15/17	150,000		175,365
Energy Transfer Partners LP,
6.050%, due 06/01/41	25,000		23,370
7.500%, due 07/01/38	10,000		10,856
Enterprise Products Operating LLC,
3.700%, due 06/01/15	30,000		31,326
Series I, 5.000%, due 03/01/15	20,000		21,726

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[4]	$20,000		$20,550
General Electric Capital Corp.,
Series A,
6.750%, due 03/15/32	110,000		125,573
Hasbro, Inc.,
6.350%, due 03/15/40	50,000		54,923
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	75,000		76,155
Morgan Stanley,
5.450%, due 01/09/17	250,000		241,145
Quicksilver Resources, Inc.,
11.750%, due 01/01/16	20,000		21,600
Range Resources Corp.,
5.750%, due 06/01/21	5,000		5,187
SLM Corp.,
6.250%, due 01/25/16	50,000		49,077
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	20,000		19,500
Waste Management, Inc.,
7.375%, due 03/11/19	40,000		50,132
Total United States corporate bonds			1,755,727

Total corporate bonds (cost $4,733,490)			4,606,531

Asset-backed securities—1.84%
United Kingdom—0.90%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
1.042%, due 04/15/16[1]	GBP	20,000	30,456
Series 2003-B PLC, Class A,
4.650%, due 07/15/13	30,000		48,204
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
3.408%, due 10/25/44[1]	EUR	77,108	57,851
Total United Kingdom asset-backed securities			136,511

United States—0.94%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14	40,000		55,607
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14	50,000		67,722
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.415%, due 09/25/36[1]		$30,902	18,465
Total United States asset-backed securities			141,794

Total asset-backed securities (cost $325,615)			278,305

Collateralized debt obligations—1.53%
Netherlands—0.45%
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24[4,5,6,7]	EUR	100,000	66,987

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description		Face amount	Value
Collateralized debt obligations—(concluded)
United States—1.08%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.587%, due 06/09/19[1,4,5,7]	$250,000		$163,273

Total collateralized debt obligations (cost $379,920)			230,260

Mortgage & agency debt securities—8.73%
United States—8.73%
Federal Home Loan Mortgage Corp. Gold Pools,[8]
#G04461, 5.000%, due 07/01/38		135,308	145,289
Federal National Mortgage Association Pools,[8]
#AA5244, 4.000%, due 05/01/39		66,316	69,607
#909356, 5.000%, due 02/01/37		154,412	166,617
#914467, 5.000%, due 04/01/37		116,003	125,009
#928197, 5.500%, due 03/01/37		119,861	130,412
#AC1466, 5.500%, due 08/01/39		147,508	162,766
#900568, 6.000%, due 09/01/36		65,984	72,669
#940642, 6.000%, due 08/01/37		126,613	140,865
#889579, 6.000%, due 05/01/38		97,138	107,001
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,[8]
Series K-012, Class A-1,
3.427%, due 10/25/20		136,573	145,146
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31		45,228	52,219

Total mortgage & agency debt securities (cost $1,212,815)			1,317,600

US government obligations—10.88%
US Treasury Bonds,
3.500%, due 02/15/39		245,000	272,410
US Treasury Notes,
1.750%, due 05/31/16		560,000	582,355
2.625%, due 08/15/20		385,000	412,341
3.625%, due 02/15/20		325,000	375,172
Total US government obligations (cost $1,533,334)			1,642,278

Non-US government obligations—38.23%
Canada—2.40%
Canadian Government Bond,
3.500%, due 06/01/20	CAD	340,000	361,651

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Non-US government obligations—(concluded)
Denmark—0.68%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	$103,221

Germany—4.87%
Bundesrepublik Deutschland,
4.000%, due 01/04/37	EUR	245,000	407,466
6.250%, due 01/04/24	170,000		327,310
			734,776
Italy—4.37%
Buoni Poliennali Del Tesoro,
3.000%, due 11/01/15	180,000		225,461
4.000%, due 09/01/20	125,000		150,857
Republic of Italy,
4.750%, due 01/25/16	$290,000		282,844
			659,162
Japan—17.97%
Government of Japan,
0.600%, due 03/20/16	JPY	60,000,000	786,823
1.500%, due 03/20/14	13,000,000		173,998
1.800%, due 06/20/17	88,000,000		1,227,020
1.900%, due 06/20/25	33,800,000		466,705
2.500%, due 09/20/35	4,000,000		58,354
			2,712,900
Netherlands—0.49%
Government of the Netherlands,
4.000%, due 01/15/37	EUR	45,000	74,018

Spain—3.17%
Instituto de Credito Oficial,
5.375%, due 07/02/12	$400,000		403,743
Kingdom of Spain,
4.200%, due 07/30/13	EUR	55,000	74,423
			478,166
United Kingdom—4.28%
UK Gilts,
2.000%, due 01/22/16	GBP	200,000	321,776
4.000%, due 09/07/16	50,000		87,723
4.000%, due 01/22/60	140,000		237,172
			646,671

Total Non-US government obligations (cost $5,372,788)			5,770,565

Supranational bonds—3.22%
European Investment Bank,
6.125%, due 01/23/17	AUD	150,000	152,514
6.250%, due 04/15/14	GBP	190,000	332,823
Total supranational bonds (cost $520,985)			485,337
Total bonds (cost $14,078,947)			14,330,876

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Short-term investment—2.05%
Investment company—2.05%
UBS Cash Management Prime Relationship Fund[9] (cost $310,031)	310,031	$310,031
Total investments—97.00% (cost $14,388,978)		14,640,907
Cash and other assets, less liabilities—3.00%		452,791
Net assets—100.00%		$15,093,698

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$827,447
Gross unrealized depreciation	(575,518)
Net unrealized appreciation of investments	$251,929

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

1                   Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2011 and changes periodically.

2                   Perpetual bond security. The maturity date reflects the next call date.

3                   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $329,252 or 2.18% of net assets.

4                   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $449,971 or 2.98% of net assets.

5                   Security is illiquid. At September 30, 2011, the value of these securities amounted to $230,260 or 1.53% of net assets.

6                   This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.

7                   These securities, which represent 1.53% of net assets as of September 30, 2011, is considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/11	Value as a percentage of net assets
Hewett’s Island CDO Ltd., Series 2007-6A, Class D, 2.587%, due 06/09/19	05/09/07 - 09/25/09	$247,508	1.64%	$163,273	1.08%
Queen Street CLO, Series 2007-1A, Class F, due 08/15/24	05/18/07	132,413	0.88	66,987	0.45
		$379,921	2.52%	$230,260	1.53%

8                   On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

9                   The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$377,148	$2,028,871	$2,095,988	$310,031	$132

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	CAD	81,449	USD	80,000	12/05/11	$2,381
Barclays Bank PLC	USD	175,000	CAD	174,106	12/05/11	(9,081)
JPMorgan Chase Bank	CAD	50,000	USD	51,004	12/05/11	3,355
JPMorgan Chase Bank	EUR	185,000	USD	266,174	12/05/11	18,394
JPMorgan Chase Bank	GBP	830,000	USD	1,351,048	12/05/11	57,515
JPMorgan Chase Bank	USD	134,063	CHF	110,000	12/05/11	(12,550)
JPMorgan Chase Bank	USD	228,083	GBP	145,000	12/05/11	(2,104)
JPMorgan Chase Bank	USD	562,573	JPY	43,200,000	12/05/11	(1,971)
JPMorgan Chase Bank	USD	155,755	KRW	167,000,000	12/05/11	(14,519)
JPMorgan Chase Bank	USD	62,683	NOK	340,000	12/05/11	(4,943)
JPMorgan Chase Bank	USD	410,123	SEK	2,630,000	12/05/11	(28,034)
Net unrealized appreciation on forward foreign currency contracts						$8,443

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 8 contracts (USD)	December 2011	$1,036,857	$1,040,750	$3,893
Interest rate futures buy contracts:
Long Gilt, 1 contract (GBP)	December 2011	203,807	202,706	(1,101)
10 Year Japanese Government Bond, 1 contract (JPY)	December 2011	185,001	184,416	(585)
Interest rate futures sell contracts:
Euro-Bund, 1 contract (EUR)	December 2011	(182,544)	(182,862)	(318)
Net unrealized appreciation on futures contracts				$1,889

Credit default swaps on credit indices—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments made	Value	Unrealized appreciation/ (depreciation)
Goldman Sachs International	EUR	100,000	12/20/16	1.0000%	—%[3]		$(11,948)	$10,725	$(1,223)
JPMorgan Chase Bank	EUR	350,000	12/20/16	5.0000	—	[4]	(4,512)	5,101	589
Morgan Stanley & Co., Inc.	EUR	200,000	12/20/16	5.0000	—	[5]	(31,469)	32,504	1,035
							$(47,929)	$48,330	$401

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments made are based on the notional amount.
3

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Senior Financials Series 16 Index.

4

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Sub Financials Series 16 Index.

5

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Crossover Series 16 Index.

Credit default swaps on corporate issues—buy protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund[2]	Payments received by the Fund		Upfront payments made	Value	Unrealized appreciation
JPMorgan Chase Bank	EUR	100,000	09/20/16	1.0000%	—%[3]		$(6,190)	$7,629	$1,439
JPMorgan Chase Bank	EUR	50,000	09/20/16	1.0000	—	[4]	(3,820)	4,686	866
JPMorgan Chase Bank	EUR	50,000	12/20/16	1.0000	—	[5]	(5,018)	5,374	356
							$(15,028)	$17,689	$2,661

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Michelin Luxembourg SCS 8.625% bond, due 04/24/14.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Valeo SA 3.750% bond, due 06/24/13.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo Treasury AB 5.000% bond, due 05/31/17.

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Credit default swaps on corporate issues—sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments (made)/ received	Value	Unrealized appreciation / (depreciation)	Credit spread[3]
Citibank, N.A.	EUR	50,000	09/20/16	—%[4]		5.0000%	$(3,187)	$2,299	$(888)	4.2029%
Goldman Sachs International	EUR	30,000	09/20/16	—	[5]	1.0000	1,707	(1,673)	34	1.9308
							$(1,480)	$626	$(854)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the FCE Bank PLC 9.375% bond, due 01/17/14.
5	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Carrefour SA 4.375% bond, due 11/02/16.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$4,606,531	$—	$4,606,531
Asset-backed securities	—	278,305	—	278,305
Collateralized debt obligations	—	—	230,260	230,260
Mortgage & agency debt securities	—	1,317,600	—	1,317,600
US government obligations	—	1,642,278	—	1,642,278
Non-US government obligations	—	5,770,565	—	5,770,565
Supranational bonds	—	485,337	—	485,337
Short-term investment	—	310,031	—	310,031
Forward foreign currency contracts	—	8,443	—	8,443
Futures contracts	1,889	—	—	1,889
Swap agreements	—	66,645	—	66,645
Total	$1,889	$14,485,735	$230,260	$14,717,884

UBS Global Bond Fund

Portfolio of investments – September 30, 2011 (unaudited)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligations	Total
Assets
Beginning balance	$287,009	$287,009
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	(56,749)	(56,749)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$230,260	$230,260

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $(56,749).

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Aerospace	0.75%
Air transportation	0.21
Automotive & auto parts distributors	4.61
Banks & thrifts	3.46
Broadcasting	0.89
Building materials	0.66
Cable TV	1.73
Capital goods	0.82
Chemicals	5.35
Consumer products	0.41
Containers	2.32
Diversified financial services	5.76
Diversified media	1.15
Electric utilities	3.84
Energy	13.31
Entertainment/film	0.38
Environmental	0.16
Food & drug retail	0.89
Food/beverage/tobacco	1.82
Gaming	6.66
Healthcare	4.10
Homebuilders/real estate	1.96
Hotel	0.93
Insurance	3.31
Leisure	0.96
Machinery	0.65
Metals/mining	2.28
Paper	1.66
Publishing/printing	0.82
Restaurants	0.40
Services	2.57
Steels	2.16
Super retail index	4.50
Technology	3.85
Telecommunications	7.43
Textile/apparel	0.14
Transportation excluding air/rail	1.00
Total corporate bonds	93.90%
Commercial mortgage-backed securities	0.41
Total bonds	94.31%
Common stocks	0.06
Warrants	0.00 [1]
Short-term investment	3.16
Total investments	97.53%
Cash and other assets, less liabilities	2.47
Net assets	100.00%

1      Amount represents less than 0.005%.

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description		Face amount	Value
Bonds—94.31%
Corporate bonds—93.90%
Australia—0.42%
Mirabela Nickel Ltd.,
8.750%, due 04/15/18[1]		$425,000	$344,250

Austria—0.30%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]		235,000	246,162

Brazil—0.85%
OGX Petroleo e Gas Participacoes SA,
8.500%, due 06/01/18[1]		775,000	693,625

Canada—2.46%
Bombardier, Inc.,
7.500%, due 03/15/18[1]		110,000	116,050
7.750%, due 03/15/20[1]		150,000	159,750
CHC Helicopter SA,
9.250%, due 10/15/20[1]		250,000	212,500
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]		285,000	219,450
Nova Chemicals Corp.,
8.625%, due 11/01/19		930,000	1,006,725
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]		200,000	210,000
Trinidad Drilling Ltd.,
7.875%, due 01/15/19[1]		95,000	94,525
Total Canada corporate bonds			2,019,000

Cayman Islands—1.06%
Fibria Overseas Finance Ltd.,
7.500%, due 05/04/20[1]		100,000	94,000
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]		125,000	121,250
Seagate HDD Cayman,
7.750%, due 12/15/18[1]		665,000	651,700
Total Cayman Islands corporate bonds			866,950

France—0.42%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17		150,000	147,750
CMA CGM SA,
8.500%, due 04/15/17[1]		475,000	192,375
Total France corporate bonds			340,125

Germany—1.11%
HT1 Funding GmbH,
6.352%, due 06/30/17[2]	EUR	375,000	241,155
Kinove German Bondco GmbH,
9.625%, due 06/15/18[1]		$740,000	669,700
Total Germany corporate bonds			910,855

Ireland—0.23%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]		200,000	191,000

Italy—0.28%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		270,000	229,500

Luxembourg—1.66%
APERAM,
7.750%, due 04/01/18[1]		150,000	130,500
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]		400,000	352,000

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description		Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
Luxembourg—(concluded)
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]		$455,000	$395,850
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]		100,000	92,250
Intelsat Luxembourg SA,
11.250%, due 02/04/17		450,000	390,375
Total Luxembourg corporate bonds			1,360,975

Mexico—0.18%
Cemex Finance LLC,
9.500%, due 12/14/16[1]		200,000	145,000

Netherlands—0.62%
ING Groep NV,
5.775%, due 12/08/15[2,3]		245,000	179,462
VimpelCom Holdings BV,
6.255%, due 03/01/17[1]		200,000	172,000
7.504%, due 03/01/22[1]		200,000	159,000
Total Netherlands corporate bonds			510,462

Russia—0.24%
Evraz Group SA,
9.500%, due 04/24/18[1]		200,000	194,000

South Africa—0.30%
Edcon Proprietary Ltd.,
4.778%, due 06/15/14[3,4]	EUR	250,000	247,854

United Kingdom—2.11%
Hanson Ltd.,
6.125%, due 08/15/16		$200,000	201,000
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,2,3]		300,000	180,000
Ineos Finance PLC,
9.000%, due 05/15/15[1]		100,000	95,000
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]		155,000	114,700
Lloyds TSB Bank PLC,
6.900%, due 11/22/11[2]		525,000	372,750
Vedanta Resources PLC,
8.250%, due 06/07/21[1]		200,000	154,000
9.500%, due 07/18/18[1]		400,000	348,000
Virgin Media Finance PLC,
9.500%, due 08/15/16		100,000	108,000
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18		150,000	159,375
Total United Kingdom corporate bonds			1,732,825

United States—81.66%
ACCO Brands Corp.,
10.625%, due 03/15/15		75,000	80,625
AES Corp.,
8.000%, due 10/15/17		60,000	60,300
8.000%, due 06/01/20		550,000	550,000
AK Steel Corp.,
7.625%, due 05/15/20		200,000	175,250
Ally Financial, Inc.,
6.750%, due 12/01/14		100,000	95,625
7.500%, due 09/15/20		150,000	135,750
8.000%, due 03/15/20		425,000	393,389
8.300%, due 02/12/15		830,000	820,663
Alta Mesa Holdings,
9.625%, due 10/15/18		215,000	195,650

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
AMC Entertainment, Inc.,
8.750%, due 06/01/19	$275,000	$270,188
American General Institutional Capital,
Series A,
7.570%, due 12/01/45[1]	600,000	543,000
American International Group, Inc.,
6.250%, due 03/15/37	175,000	121,188
8.175%, due 05/15/58[3]	130,000	114,725
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	135,000	135,000
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	465,750
Ashland, Inc.,
9.125%, due 06/01/17	165,000	182,531
ATP Oil & Gas Corp.,
11.875%, due 05/01/15	50,000	34,813
Avis Budget Car Rental LLC,
7.750%, due 05/15/16	125,000	120,625
9.625%, due 03/15/18	100,000	99,000
BankAmerica Capital II,
8.000%, due 12/15/26	380,000	353,400
BE Aerospace, Inc.,
6.875%, due 10/01/20	175,000	182,438
Belden, Inc.,
9.250%, due 06/15/19	100,000	108,000
Berry Petroleum Co.,
6.750%, due 11/01/20	100,000	95,500
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	127,187
9.500%, due 05/15/18	140,000	119,000
Boise Paper Holdings LLC,
9.000%, due 11/01/17	70,000	73,150
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]	495,000	407,137
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	50,000	51,062
Brunswick Corp.,
11.250%, due 11/01/16[1]	80,000	94,800
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]	500,000	425,000
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	500,000	300,000
10.000%, due 12/15/15	225,000	202,500
10.000%, due 12/15/18	780,000	464,100
11.250%, due 06/01/17	660,000	665,775
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	200,000	205,000
Calpine Corp.,
7.500%, due 02/15/21[1]	285,000	272,175
7.875%, due 07/31/20[1]	645,000	622,425
Capella Healthcare, Inc.,
9.250%, due 07/01/17[1]	55,000	52,250
Carriage Services, Inc.,
7.875%, due 01/15/15	250,000	245,000
Case New Holland, Inc.,
7.875%, due 12/01/17	225,000	239,625
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	125,000	132,500
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	100,000	112,750

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
CDW Finance Corp.,
12.535%, due 10/12/17	$375,000	$358,125
Celanese US Holdings LLC,
5.875%, due 06/15/21	320,000	315,200
6.625%, due 10/15/18	95,000	98,206
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	180,000	115,200
Ceridian Corp.,
11.250%, due 11/15/15	390,000	321,750
CF Industries, Inc.,
6.875%, due 05/01/18	130,000	145,112
7.125%, due 05/01/20	585,000	666,169
Chesapeake Energy Corp.,
6.625%, due 08/15/20	196,000	201,880
9.500%, due 02/15/15	475,000	535,562
Chrysler Group LLC,
8.000%, due 06/15/19[1]	480,000	374,400
CIT Group, Inc.,
7.000%, due 05/01/16	755,000	732,350
7.000%, due 05/01/17	1,405,000	1,362,850
CityCenter Holdings LLC,
10.750%, due 01/15/17[1,5]	235,000	213,262
Claire’s Stores, Inc.,
9.625%, due 06/01/15[5]	107,378	82,681
Clear Channel Communications, Inc.,
5.500%, due 09/15/14	130,000	73,450
10.750%, due 08/01/16	430,000	222,525
Clearwater Paper Corp.,
7.125%, due 11/01/18	125,000	124,062
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	715,000	603,212
Community Health Systems, Inc.,
8.875%, due 07/15/15	250,000	245,625
Comstock Resources, Inc.,
8.375%, due 10/15/17	100,000	96,000
Consol Energy, Inc.,
8.000%, due 04/01/17	200,000	209,000
Constellation Brands, Inc.,
8.375%, due 12/15/14	350,000	384,125
Cricket Communications, Inc.,
7.750%, due 05/15/16	200,000	200,750
Crosstex Energy LP,
8.875%, due 02/15/18	280,000	287,000
CSC Holdings LLC,
8.625%, due 02/15/19	125,000	137,188
DDR Corp., REIT,
9.625%, due 03/15/16	310,000	351,089
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	160,000	170,000
Denbury Resources, Inc.,
8.250%, due 02/15/20	125,000	131,250
9.750%, due 03/01/16	335,000	361,800
Diamond Resorts Corp.,
12.000%, due 08/15/18	645,000	604,687
DISH DBS Corp.,
6.625%, due 10/01/14	400,000	404,500
7.875%, due 09/01/19	600,000	612,000

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	$385,000	$373,450
Domtar Corp.,
10.750%, due 06/01/17	85,000	105,825
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	450,000	465,750
E*Trade Financial Corp.,
12.500%, due 11/30/17[5]	324,000	365,310
Eagle Parent, Inc.,
8.625%, due 05/01/19[1]	50,000	45,250
EH Holding Corp.,
6.500%, due 06/15/19[1]	55,000	52,937
7.625%, due 06/15/21[1]	55,000	52,937
El Paso Corp.,
7.750%, due 01/15/32	720,000	833,947
Encore Acquisition Co.,
9.500%, due 05/01/16	140,000	151,200
Energy Transfer Partners LP,
6.050%, due 06/01/41	240,000	224,356
7.500%, due 07/01/38	200,000	217,113
Entravision Communications Corp.,
8.750%, due 08/01/17	175,000	164,062
Equinix, Inc.,
7.000%, due 07/15/21	150,000	149,437
8.125%, due 03/01/18	400,000	421,000
ExamWorks Group, Inc.,
9.000%, due 07/15/19[1]	425,000	397,375
Ferrellgas Partners-LP,
9.125%, due 10/01/17	435,000	439,350
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	540,000	610,200
First Data Corp.,
9.875%, due 09/24/15	380,000	318,250
11.250%, due 03/31/16	195,000	131,625
Ford Motor Co.,
7.450%, due 07/16/31	615,000	694,261
Ford Motor Credit Co. LLC,
5.750%, due 02/01/21	450,000	445,275
6.625%, due 08/15/17	275,000	286,360
8.125%, due 01/15/20	160,000	181,512
8.700%, due 10/01/14	250,000	270,057
12.000%, due 05/15/15	620,000	744,000
Forest Oil Corp.,
7.250%, due 06/15/19	185,000	182,225
8.500%, due 02/15/14	140,000	148,050
Freescale Semiconductor, Inc.,
9.250%, due 04/15/18[1]	115,000	118,162
10.125%, due 03/15/18[1]	110,000	114,400
10.750%, due 08/01/20	101,000	101,000
Frontier Communications Corp.,
8.250%, due 04/15/17	720,000	698,400
8.500%, due 04/15/20	60,000	58,200
9.000%, due 08/15/31	380,000	323,950
FTI Consulting, Inc.,
6.750%, due 10/01/20	100,000	96,500
Gannett Co., Inc.,
9.375%, due 11/15/17	150,000	161,250

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
GenOn Energy, Inc.,
9.500%, due 10/15/18	$340,000	$319,600
9.875%, due 10/15/20	200,000	187,000
Geo Group, Inc.,
7.750%, due 10/15/17	125,000	129,062
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	235,000	237,350
Georgia-Pacific LLC,
8.250%, due 05/01/16[1]	375,000	414,503
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,3]	300,000	209,250
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	240,000	259,800
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	120,000	123,000
9.500%, due 06/15/17	55,000	58,850
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	215,000	210,700
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	290,000	214,600
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[3]	325,000	305,500
HCA, Inc.,
7.500%, due 02/15/22	375,000	345,938
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	470,000	477,050
Hertz Corp.,
7.375%, due 01/15/21	240,000	219,300
Hexion US Finance Corp.,
8.875%, due 02/01/18	145,000	119,625
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	90,000	90,450
8.000%, due 02/15/20[1]	85,000	86,488
Hilton Worldwide, Inc.,
4.786%, due 11/15/13[1,3]	250,000	240,625
Host Hotels & Resorts LP, REIT,
9.000%, due 05/15/17	285,000	307,800
Huntington Ingalls Industries, Inc.,
6.875%, due 03/15/18[1]	95,000	88,350
7.125%, due 03/15/21[1]	75,000	69,563
Icahn Enterprises LP,
8.000%, due 01/15/18	125,000	124,531
ILFC E-Capital Trust I,
4.770%, due 12/21/65[1,3]	195,000	135,564
Inergy LP,
6.875%, due 08/01/21	175,000	159,250
7.000%, due 10/01/18	80,000	75,200
ING Capital Funding Trust III,
3.969%, due 12/31/11[2,3]	215,000	160,798
Ingles Markets, Inc.,
8.875%, due 05/15/17	205,000	214,738
Interactive Data Corp.,
10.250%, due 08/01/18	25,000	26,813
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	575,000	577,156
8.625%, due 09/15/15	655,000	650,088
8.750%, due 03/15/17	340,000	341,700

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Iron Mountain, Inc.,
8.000%, due 06/15/20	$125,000	$125,625
8.375%, due 08/15/21	300,000	306,000
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	169,875
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	120,000	117,300
JC Penney Corp., Inc.,
7.125%, due 11/15/23	325,000	328,250
JMC Steel Group,
8.250%, due 03/15/18[1]	130,000	122,200
KEMET Corp.,
10.500%, due 05/01/18	100,000	105,000
Key Energy Services, Inc.,
6.750%, due 03/01/21	200,000	192,500
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	325,000	326,625
Level 3 Financing, Inc.,
9.250%, due 11/01/14	241,000	237,988
10.000%, due 02/01/18	175,000	168,000
Libbey Glass, Inc.,
10.000%, due 02/15/15	68,000	71,230
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	125,000	109,375
10.750%, due 06/15/58[1,3]	235,000	279,650
Limited Brands, Inc.,
7.600%, due 07/15/37	100,000	96,000
8.500%, due 06/15/19	155,000	175,150
Lincoln National Corp.,
7.000%, due 05/17/66[3]	520,000	447,200
Linn Energy LLC,
6.500%, due 05/15/19[1]	200,000	184,000
7.750%, due 02/01/21	240,000	240,000
Lyondell Chemical Co.,
8.000%, due 11/01/17[1]	243,000	261,833
11.000%, due 05/01/18	440,000	475,200
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	225,000	246,867
Manitowoc Co., Inc.,
8.500%, due 11/01/20	325,000	294,125
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	780,000	703,950
MarkWest Energy Partners LP,
6.750%, due 11/01/20	100,000	101,500
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	100,000	96,375
McClatchy Co.,
11.500%, due 02/15/17	210,000	182,175
McJunkin Red Man Corp.,
9.500%, due 12/15/16	355,000	324,825
MedAssets, Inc.,
8.000%, due 11/15/18[1]	225,000	214,313
Mercer International, Inc.,
9.500%, due 12/01/17	205,000	201,413
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	96,000
Meritor, Inc.,
10.625%, due 03/15/18	150,000	144,375

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
MGM Resorts International,
10.000%, due 11/01/16[1]	$840,000	$795,900
11.125%, due 11/15/17	200,000	219,500
Michael Foods, Inc.,
9.750%, due 07/15/18	220,000	227,150
Michaels Stores, Inc.,
11.375%, due 11/01/16	215,000	217,688
Mirant Americas Generation LLC,
9.125%, due 05/01/31	240,000	201,600
Multiplan, Inc.,
9.875%, due 09/01/18[1]	485,000	480,150
Murray Energy Corp.,
10.250%, due 10/15/15[1]	685,000	654,175
Mylan, Inc.,
7.625%, due 07/15/17[1]	250,000	260,000
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	450,000	374,625
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	160,000	156,000
Navistar International Corp.,
8.250%, due 11/01/21	125,000	128,281
NB Capital Trust II,
7.830%, due 12/15/26	115,000	103,500
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	125,000	123,438
Nextel Communications, Inc.,
Series D, 7.375%, due 08/01/15	250,000	236,875
Nielsen Finance LLC,
7.750%, due 10/15/18	35,000	35,700
11.625%, due 02/01/14	91,000	103,285
Niska Gas Storage US LLC,
8.875%, due 03/15/18	640,000	633,600
NRG Energy, Inc.,
7.625%, due 05/15/19[1]	105,000	95,550
8.500%, due 06/15/19	100,000	96,500
Omnicare, Inc.,
7.750%, due 06/01/20	42,000	42,840
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	335,000	348,400
PAETEC Holding Corp.,
9.875%, due 12/01/18	400,000	419,000
Patriot Coal Corp.,
8.250%, due 04/30/18	125,000	111,250
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	52,562
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	345,000	345,000
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	243,000	249,075
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	230,000	230,575
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	130,175
10.000%, due 03/01/16	305,000	330,925
Production Resource Group, Inc.,
8.875%, due 05/01/19[1]	50,000	45,125
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	200,000	210,000

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
QEP Resources, Inc.,
6.875%, due 03/01/21	$105,000	$109,725
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	350,000	308,000
11.750%, due 01/01/16	140,000	151,200
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	111,250
QVC, Inc.,
7.125%, due 04/15/17[1]	70,000	73,150
7.500%, due 10/01/19[1]	515,000	548,475
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17	100,000	85,250
Range Resources Corp.,
5.750%, due 06/01/21	140,000	145,250
7.250%, due 05/01/18	175,000	186,375
RBS Global, Inc.,
8.500%, due 05/01/18	140,000	134,050
Realogy Corp.,
10.500%, due 04/15/14	435,000	374,100
Residential Capital LLC,
9.625%, due 05/15/15	125,000	96,875
Reynolds Group Issuer, Inc.,
7.875%, due 08/15/19[1]	100,000	96,500
8.750%, due 10/15/16[1]	200,000	200,500
9.875%, due 08/15/19[1]	450,000	396,000
Rite Aid Corp.,
8.625%, due 03/01/15	230,000	204,125
10.375%, due 07/15/16	300,000	306,750
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	180,000	169,650
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	190,000	178,600
Ryerson, Inc.,
12.000%, due 11/01/15	580,000	580,000
SandRidge Energy, Inc.,
8.750%, due 01/15/20	210,000	205,800
9.875%, due 05/15/16[1]	190,000	195,700
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	325,000	286,000
Sealed Air Corp.,
8.375%, due 09/15/21[1]	240,000	242,400
Sealy Mattress Co.,
10.875%, due 04/15/16[1]	87,000	91,785
Severstal Columbus LLC,
10.250%, due 02/15/18	200,000	204,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	365,000	213,525
Smithfield Foods, Inc.,
10.000%, due 07/15/14	102,000	115,770
Sprint Capital Corp.,
6.875%, due 11/15/28	175,000	130,812
8.750%, due 03/15/32	430,000	373,562
Sprint Nextel Corp.,
6.000%, due 12/01/16	335,000	288,100
8.375%, due 08/15/17	300,000	279,000
SPX Corp.,
7.625%, due 12/15/14	400,000	428,000
SquareTwo Financial Corp.,
11.625%, due 04/01/17	355,000	337,250

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Standard Pacific Corp.,
10.750%, due 09/15/16	$115,000	$112,700
Susser Holdings LLC,
8.500%, due 05/15/16	50,000	52,062
Tenet Healthcare Corp.,
6.875%, due 11/15/31	150,000	114,000
Tesoro Corp.,
9.750%, due 06/01/19	205,000	221,400
Texas Competitive Electric Holdings Co. LLC,
Series A, 10.250%, due 11/01/15	445,000	166,875
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	80,000	90,344
Toys R Us Property Co. II LLC,
8.500%, due 12/01/17	505,000	492,375
Tube City IMS Corp.,
9.750%, due 02/01/15	240,000	229,200
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	250,000	250,156
Tyson Foods, Inc.,
10.500%, due 03/01/14	175,000	202,125
U.S. Foodservice,
8.500%, due 06/30/19[1]	140,000	126,350
Unisys Corp.,
12.750%, due 10/15/14[1]	154,000	174,020
United States Steel Corp.,
7.375%, due 04/01/20	150,000	135,000
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	35,000	32,812
8.500%, due 05/15/21[1]	185,000	144,300
USG Corp.,
8.375%, due 10/15/18[1]	35,000	29,225
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	225,000	206,438
Verso Paper Holdings LLC,
Series B, 11.375%, due 08/01/16	140,000	101,500
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	200,000	202,000
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	200,000	191,000
West Corp.,
7.875%, due 01/15/19	250,000	235,000
11.000%, due 10/15/16	300,000	309,000
Whiting Petroleum Corp.,
6.500%, due 10/01/18	250,000	251,250
WMG Acquisition Corp.,
9.500%, due 06/15/16	635,000	642,938
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	315,000	247,275
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	115,000	128,800
YCC Holdings LLC,
10.250%, due 02/15/16[5]	425,000	361,250
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	500,000	510,000

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

Security description	Face amount	Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Zions Bancorp.,
5.500%, due 11/16/15	$140,000	$141,072
Total United States corporate bonds		66,960,433
Total corporate bonds (cost $80,428,073)		76,993,016

Commercial mortgage-backed securities—0.41%
United States—0.41%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.816%, due 05/15/46[3]	250,000	142,394
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AJ,
5.677%, due 12/10/49[3]	225,000	111,580
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.899%, due 02/15/51[3]	100,000	84,023
Total commercial mortgage-backed securities (cost $398,066)		337,997
Total bonds (cost $80,826,139)		77,331,013

	Shares
Common stocks—0.06%
United States—0.06%
American Restaurant Group, Inc.*6,7	972	0
Knology, Inc.*	3,926	50,960
Pliant Corp.*6,7,8	1	0
Total common stocks (cost $0)		50,960

	Number of warrants
Warrants—0.00%[9]
CMP Susquehanna Radio Holdings Corp., strike @ $0.01, expires 03/26/19*6,7	13,325	133
Sabreliner Corp., strike @ $0.01, expires 06/08/18*6,7	8,400	0
Total warrants (cost $153,135)		133

	Shares
Short-term investment—3.16%
Investment company—3.16%
UBS Cash Management Prime Relationship Fund[9] (cost $2,589,557)	2,589,557	2,589,557
Total investments—97.53% (cost $83,568,831)		79,971,663
Cash and other assets, less liabilities—2.47%		2,024,746
Net assets—100.00%		$81,996,409

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,127,235
Gross unrealized depreciation	(5,724,403)
Net unrealized depreciation of investments	$(3,597,168)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to end of this report.

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $23,809,752 or 29.04% of net assets.

2	Perpetual bond security. The maturity date reflects the next call date.
3	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of this security amounted to $247,854 or 0.30% of net assets.

5	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
6	Security is illiquid. At September 30, 2011, the value of these securities amounted to $133 or 0.00% of net assets.
7	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2011, the value of these securities amounted to $133 or 0.00% of net assets.
8	This security, which represent 0.00% of net assets as of September 30, 2011, is considered restricted. (See restricted securities table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/11 Market value	09/30/11 Market value as a percentage of net assets
Pliant Corp.	10/20/00	$0	0.00%	$0	0.00%

9	Amount represents less than 0.005%.
10	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$3,024,386	$9,839,278	$10,274,107	$2,589,557	$355

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
JPMorgan Chase Bank	EUR	630,000	USD	869,290	10/24/11	$25,373

UBS High Yield Fund

Portfolio of investments – September 30, 2011 (Unaudited)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$76,993,016	$—	$76,993,016
Commercial mortgage-backed securities	—	337,997	—	337,997
Common stocks	50,960	—	0	50,960
Warrants	—	—	133	133
Short-term investment	—	2,589,557	—	2,589,557
Forward currency contracts	—	25,373	—	25,373
Total	$50,960	$79,945,943	$133	$79,997,036

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stocks	Preferred stock	Warrants	Total
Assets
Beginning balance	$0	$117	$133	$250
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	(116,610)	—	(116,610)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	—	—	—
Total realized gain (loss)	—	116,474	—	116,474
Net change in unrealized appreciation/depreciation	—	19	—	19
Net transfers into Level 3	—	—	—	—
Net transfers out of Level 3	—	—	—	—
Ending balance	$0	$—	$133	$133

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $0.

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	1.12%
Automobiles	0.95
Beverages	1.67
Biotechnology	1.91
Building products	0.93
Capital markets	3.90
Chemicals	1.61
Commercial banks	9.95
Commercial services & supplies	1.12
Communications equipment	1.42
Computers & peripherals	2.25
Construction & engineering	2.76
Construction materials	0.86
Diversified consumer services	1.31
Diversified financial services	2.28
Diversified telecommunication services	2.42
Electric utilities	1.19
Electronic equipment, instruments & components	2.83
Energy equipment & services	0.54
Food & staples retailing	2.30
Health care equipment & supplies	1.43
Health care providers & services	4.80
Household products	2.42
Insurance	2.20
Internet software & services	1.80
Leisure equipment & products	1.31
Machinery	2.60
Media	2.51
Metals & mining	2.63
Multi-utilities	1.14
Oil, gas & consumable fuels	7.92
Personal products	1.38
Pharmaceuticals	3.17
Real estate management & development	0.73
Semiconductors & semiconductor equipment	4.19
Software	4.11
Specialty retail	2.54
Tobacco	1.86
Trading companies & distributors	1.75
Wireless telecommunication services	2.21
Total common stocks	96.02%
Preferred stock	1.45
Short-term investment	0.39
Investment of cash collateral from securities loaned	5.99
Total investments	103.85%
Liabilities, in excess of cash and other assets	(3.85)
Net assets	100.00%

UBS Global Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—96.02%
Brazil—0.69%
Vale SA ADR	25,800	$588,240

Canada—5.57%
Canadian Oil Sands Ltd.	36,000	700,487
Gran Tierra Energy, Inc.*	190,000	901,136
Petrobank Energy & Resources Ltd.*	69,000	418,122
Petrominerales Ltd.[1]	51,300	1,008,474
Shamaran Petroleum Corp.*	999,000	395,634
Suncor Energy, Inc.	27,700	707,369
Teck Resources Ltd., Class B	21,300	628,491
Total Canada common stocks		4,759,713

China—4.78%
AIA Group Ltd.	403,455	1,141,932
China Construction Bank Corp., H Shares	2,166,450	1,292,738
China Overseas Land & Investment Ltd.[1]	436,000	623,852
Hollysys Automation Technologies Ltd.*1	176,000	1,027,840
Total China common stocks		4,086,362

Denmark—1.45%
FLSmidth & Co. A/S	24,768	1,237,897

France—2.30%
Carrefour SA	86,302	1,963,294

Germany—6.08%
Beiersdorf AG NPV	22,035	1,180,034
E.ON AG	46,786	1,020,353
Fresenius Medical Care AG & Co. KGaA	20,819	1,410,467
HeidelbergCement AG	20,285	733,135
SAP AG	16,784	855,568
Total Germany common stocks		5,199,557

Greece—0.81%
Hellenic Telecommunications Organization SA	162,072	692,723

Indonesia—1.08%
Bank Rakyat Indonesia Persero Tbk PT	1,411,000	925,784

Ireland—1.43%
Covidien PLC	27,704	1,221,746

Italy—2.31%
Azimut Holding SpA	134,561	927,827
Fiat Industrial SpA*	141,084	1,051,972
Total Italy common stocks		1,979,799

Japan—7.62%
Benesse Holdings, Inc.	25,500	1,123,391
ITOCHU Corp.	156,700	1,496,660
Sankyo Co., Ltd.	20,700	1,116,721
Shin-Etsu Chemical Co., Ltd.	16,400	804,104
Sumitomo Mitsui Financial Group, Inc.[1]	37,800	1,066,795
THK Co., Ltd.[1]	54,600	910,919
Total Japan common stocks		6,518,590

UBS Global Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Luxembourg—1.43%
L’Occitane International SA*1	606,000	$1,220,404

Netherlands—5.16%
ASML Holding NV	29,763	1,034,210
Heineken NV	31,926	1,426,756
LyondellBasell Industries NV, Class A	23,325	569,830
Wolters Kluwer NV	85,105	1,378,188
Total Netherlands common stocks		4,408,984

Norway—1.61%
Telenor ASA	89,316	1,376,873

Russia—2.09%
Gazprom OAO ADR	78,640	752,227
Sberbank of Russia	478,733	1,035,258
Total Russia common stocks		1,787,485

South Africa—0.90%
Naspers Ltd., Class N	17,813	771,070

South Korea—1.76%
Samsung Electronics Co., Ltd.	2,151	1,506,804

Spain—1.31%
Obrascon Huarte Lain SA	45,636	1,120,236

Switzerland—1.60%
Novartis AG	24,582	1,371,910

Taiwan—2.30%
HON HAI Precision Industry Co., Ltd.	624,024	1,393,026
HTC Corp.	26,000	571,195
Total Taiwan common stocks		1,964,221

Thailand—0.64%
Bank of Ayudhya PCL[1]	871,400	550,824

United Kingdom—10.69%
Aberdeen Asset Management PLC	294,840	788,695
Barclays PLC	317,128	778,494
BP PLC	314,195	1,884,512
Imperial Tobacco Group PLC	47,005	1,587,382
Lloyds Banking Group PLC*	2,222,420	1,178,463
Vodafone Group PLC	732,014	1,890,313
Xstrata PLC	82,279	1,031,896
Total United Kingdom common stocks		9,139,755

United States—32.41%
Abbott Laboratories	26,200	1,339,868
Apple, Inc.*	5,050	1,924,959
Autodesk, Inc.*	21,100	586,158
Bank of New York Mellon Corp.	39,300	730,587
Boeing Co.	15,800	956,058
Citigroup, Inc.	76,000	1,947,120
Colgate-Palmolive Co.	23,300	2,066,244
F5 Networks, Inc.*	9,100	646,555
General Motors Co.*	40,348	814,223
Gilead Sciences, Inc.*	42,200	1,637,360
Goldman Sachs Group, Inc.	9,400	888,770
Google, Inc., Class A*	3,000	1,543,140
Helmerich & Payne, Inc.	11,400	462,840
Herman Miller, Inc.	53,700	959,082
Lowe’s Cos., Inc.	49,200	951,528
MDU Resources Group, Inc.	50,600	971,014
MetLife, Inc.	26,500	742,265

UBS Global Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Microsoft Corp.	83,300	$2,073,337
Owens Corning*	36,800	797,824
Texas Instruments, Inc.	39,100	1,042,015
Timken Co.	7,900	259,278
UnitedHealth Group, Inc.	33,000	1,521,960
Universal Health Services, Inc., Class B	34,500	1,173,000
Wells Fargo & Co.	69,600	1,678,752
Total United States common stocks		27,713,937
Total common stocks (cost $97,741,737)		82,106,208

Preferred stock—1.45%
Germany—1.45%
Volkswagen AG, Preference shares(cost $1,788,936)	9,373	1,240,046

Short-term investment—0.39%
Investment company—0.39%
UBS Cash Management Prime Relationship Fund[2] (cost $333,244)	333,244	333,244

Investment of cash collateral from securities loaned—5.99%
UBS Private Money Market Fund LLC[2] (cost $5,119,407)	5,119,407	5,119,407
Total investments—103.85% (cost $104,983,324)		88,798,905
Liabilities, in excess of cash and other assets—(3.85)%		(3,291,296)
Net assets—100.00%		$85,507,609

UBS Global Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,293,100
Gross unrealized depreciation	(18,477,519)
Net unrealized depreciation of investments	$(16,184,419)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$71,213	$12,923,674	$12,661,643	$333,244	$238
UBS Private Money Market Fund LLC[a]	3,462,365	14,282,416	12,625,374	5,119,407	61
	$3,533,578	$27,206,090	$25,287,017	$5,452,651	$299

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	AUD	915,000	USD	935,555	12/05/11	$56,899
Barclays Bank PLC	EUR	815,000	USD	1,093,500	12/05/11	1,930
Goldman Sachs International	EUR	1,265,000	CHF	1,519,531	12/05/11	(15,708)
JPMorgan Chase Bank	BRL	1,950,000	USD	1,208,927	12/05/11	185,978
JPMorgan Chase Bank	CAD	940,000	USD	958,877	12/05/11	63,076
JPMorgan Chase Bank	DKK	5,840,000	USD	1,127,835	12/05/11	76,399
JPMorgan Chase Bank	EUR	5,995,000	USD	8,577,289	12/05/11	547,886
JPMorgan Chase Bank	GBP	2,205,000	USD	3,555,059	12/05/11	118,625
JPMorgan Chase Bank	HKD	6,635,000	USD	852,070	12/05/11	(567)
JPMorgan Chase Bank	JPY	87,673,068	EUR	840,000	12/05/11	(12,672)
JPMorgan Chase Bank	JPY	90,600,000	USD	1,182,964	12/05/11	7,256
JPMorgan Chase Bank	KRW	1,475,000,000	USD	1,375,676	12/05/11	128,238
JPMorgan Chase Bank	NOK	9,170,000	USD	1,690,609	12/05/11	133,324
JPMorgan Chase Bank	SEK	3,220,000	USD	501,770	12/05/11	33,966
JPMorgan Chase Bank	THB	20,200,000	USD	669,650	12/06/11	22,426
JPMorgan Chase Bank	TWD	63,000,000	USD	2,187,120	12/05/11	116,309
JPMorgan Chase Bank	USD	1,878,386	AUD	1,785,000	12/05/11	(164,286)
JPMorgan Chase Bank	USD	528,297	BRL	970,000	12/05/11	(19,446)
JPMorgan Chase Bank	USD	1,830,862	CAD	1,880,000	12/05/11	(39,260)
JPMorgan Chase Bank	USD	564,747	DKK	2,990,000	12/05/11	(26,427)
JPMorgan Chase Bank	USD	4,293,528	JPY	329,700,000	12/05/11	(15,040)
JPMorgan Chase Bank	USD	1,806,249	MXN	22,730,000	12/05/11	(177,311)
JPMorgan Chase Bank	USD	683,714	NOK	3,900,000	12/05/11	(21,401)
JPMorgan Chase Bank	USD	1,743,412	SEK	11,180,000	12/05/11	(119,171)
JPMorgan Chase Bank	USD	2,005,619	SGD	2,420,000	12/05/11	(155,164)
JPMorgan Chase Bank	USD	156,902	THB	4,890,000	12/06/11	(222)
JPMorgan Chase Bank	ZAR	5,820,000	USD	811,168	12/05/11	96,917
Morgan Stanley & Co., Inc.	USD	2,486,428	GBP	1,610,000	12/05/11	22,714
Morgan Stanley & Co., Inc.	USD	960,069	MXN	12,380,000	12/05/11	(72,861)
Net unrealized appreciation on forward foreign currency contracts						$772,407

UBS Global Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$35,881,305	$46,224,903	$—	$82,106,208
Preferred stock	—	1,240,046	—	1,240,046
Short-term investment	—	333,244	—	333,244
Investment of cash collateral from securities loaned	—	5,119,407	—	5,119,407
Forward foreign currency contracts	—	772,407	—	772,407
Total	$35,881,305	$53,690,007	$—	$89,571,312

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.38%
Airlines	0.49
Auto components	1.43
Automobiles	1.84
Beverages	1.49
Building products	0.98
Capital markets	0.74
Chemicals	3.75
Commercial banks	12.76
Commercial services & supplies	0.94
Communications equipment	0.44
Computers & peripherals	0.59
Construction & engineering	1.07
Construction materials	0.64
Diversified financial services	1.34
Diversified telecommunication services	1.37
Electric utilities	1.46
Electrical equipment	0.37
Electronic equipment, instruments & components	1.00
Energy equipment & services	1.63
Food & staples retailing	1.76
Food products	2.82
Health care equipment & supplies	0.61
Health care providers & services	1.69
Hotels, restaurants & leisure	0.82
Household products	0.60
Industrial conglomerates	0.36
Insurance	3.83
Internet & catalog retail	0.48
Internet software & services	1.25
Leisure equipment & products	0.94
Machinery	4.52
Media	2.28
Metals & mining	5.17
Multiline retail	0.18
Office electronics	0.34
Oil, gas & consumable fuels	8.06
Personal products	0.70
Pharmaceuticals	4.45
Professional services	0.78
Real estate management & development	0.77
Semiconductors & semiconductor equipment	3.27
Software	1.31
Specialty retail	1.01
Textiles, apparel & luxury goods	1.17
Thrifts & mortgage finance	0.23
Tobacco	2.42
Trading companies & distributors	1.93
Wireless telecommunication services	3.91
Total common stocks	92.37%
Preferred stock	1.20
Right	0.00 [1]
Short-term investment	4.22
Investment of cash collateral from securities loaned	5.32
Total investments	103.11%
Liabilities, in excess of cash and other assets	(3.11)
Net assets	100.00%

1	Amount represents less than 0.005%.

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—92.37%
Australia—2.17%
Alumina Ltd.	17,945	$25,091
BHP Billiton Ltd.	1,733	57,579
Incitec Pivot Ltd.	24,929	77,284
National Australia Bank Ltd.	3,575	75,954
Orica Ltd.	8,831	197,808
Total Australia common stocks		433,716

Belgium—0.49%
Anheuser-Busch InBev NV	1,857	98,483

Brazil—0.99%
Cia Hering	2,700	45,104
Vale SA ADR	6,700	152,760
Total Brazil common stocks		197,864

Canada—4.94%
Bombardier, Inc., Class B	21,700	75,999
Canadian Oil Sands Ltd.	5,800	112,856
Gran Tierra Energy, Inc.*	26,200	124,262
Pan American Silver Corp.	1,921	51,425
Petrobank Energy & Resources Ltd.*	9,200	55,749
Petrominerales Ltd.[1]	7,100	139,574
Royal Bank of Canada	4,000	183,453
Suncor Energy, Inc.	6,200	158,328
Teck Resources Ltd., Class B	600	17,704
Trican Well Service Ltd.	4,900	69,486
Total Canada common stocks		988,836

China—4.94%
AIA Group Ltd.	50,438	142,759
Baidu, Inc. ADR*	800	85,528
China Construction Bank Corp., H Shares	377,280	225,126
China Merchants Bank Co., Ltd., H Shares	78,759	119,272
China Overseas Land & Investment Ltd.	58,000	82,990
Ctrip.com International Ltd. ADR*	1,500	48,240
Dongfang Electric Corp. Ltd., H Shares	28,600	73,448
Intime Department Store Group Co., Ltd.	33,000	36,591
Melco Crown Entertainment Ltd. ADR*1	7,300	60,663
New World Development Ltd.	76,000	71,391
Xinyi Glass Holdings Ltd.[1]	32,000	13,281
Youku.com, Inc. ADR*1	1,800	29,448
Total China common stocks		988,737

Denmark—1.52%
FLSmidth & Co. A/S	3,597	179,777
Novo Nordisk A/S, Class B	1,257	124,961
Total Denmark common stocks		304,738

Finland—1.21%
Sampo Oyj, Class A	8,369	209,608
YIT Oyj	2,236	33,563
Total Finland common stocks		243,171

France—2.84%
BNP Paribas SA	4,924	194,903
Carrefour SA	11,740	267,075
Technip SA	472	37,773

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
France—(concluded)
Valeo SA	1,646	$69,120
Total France common stocks		568,871

Germany—8.22%
Aareal Bank AG*	2,988	46,227
Allianz SE	288	27,101
Beiersdorf AG NPV	2,618	140,201
Deutsche Bank AG	626	21,811
Dialog Semiconductor PLC*	4,150	70,428
E.ON AG	6,816	148,650
Fresenius Medical Care AG & Co. KGaA	3,823	259,005
Fresenius SE & Co KGaA	913	81,028
GEA Group AG	3,492	81,592
HeidelbergCement AG	3,545	128,122
Infineon Technologies AG	16,181	119,164
Kabel Deutschland Holding AG*	2,159	116,380
Lanxess AG	1,224	58,837
MAN SE	1,311	101,387
Metro AG	2,026	85,243
SAP AG	2,440	124,380
ThyssenKrupp AG	1,508	37,014
Total Germany common stocks		1,646,570

Hong Kong—0.87%
Emperor Watch & Jewellery Ltd.[1]	330,000	38,297
Hong Kong Exchanges & Clearing Ltd.	5,500	78,784
Shangri-La Asia Ltd.	30,000	56,524
Total Hong Kong common stocks		173,605

Indonesia—1.80%
Astra International Tbk PT	20,500	144,789
Bank Rakyat Indonesia PT	329,000	215,863
Total Indonesia common stocks		360,652

Ireland—0.49%
Ryanair Holdings PLC ADR	3,800	97,850

Israel—0.69%
Mellanox Technologies Ltd.*	1,500	46,830
Teva Pharmaceutical Industries Ltd.	2,473	91,567
Total Israel common stocks		138,397

Italy—1.94%
DiaSorin SpA	1,043	38,481
Fiat Industrial SpA*	20,423	152,281
Saipem SpA	3,721	130,469
Tod’s SpA	799	67,232
Total Italy common stocks		388,463

Japan—14.26%
Asahi Glass Co., Ltd.	15,000	146,248
Canon, Inc.	1,500	67,908
DeNA Co., Ltd.	3,200	133,873
Denki Kagaku Kogyo KK	28,000	106,477
FANUC Corp.	1,400	192,750
Isuzu Motors Ltd.	26,000	111,322
ITOCHU Corp.[1]	28,800	275,072
KDDI Corp.	21	144,230
Komatsu Ltd.	3,200	69,101
Makino Milling Machine Co., Ltd.	6,000	35,209
Mitsubishi Corp.	5,500	112,006
Mitsubishi UFJ Financial Group, Inc.	13,000	58,429
Nippon Sheet Glass Co., Ltd.	22,000	49,137
Nissan Motor Co., Ltd.	12,800	113,117
NTT DoCoMo, Inc.	13	23,698
ORIX Corp.	1,660	129,364

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Japan—(concluded)
OSAKA Titanium Technologies Co.[1]	1,400	$58,020
Rakuten, Inc.	83	96,925
Sankyo Co., Ltd.[1]	3,500	188,817
Shin-Etsu Chemical Co., Ltd.	3,600	176,510
Sony Financial Holdings, Inc.	12,000	181,474
Sumitomo Mitsui Financial Group, Inc.[1]	7,500	211,666
THK Co., Ltd.[1]	6,500	108,443
Toshiba Corp.	16,000	65,244
Total Japan common stocks		2,855,040

Luxembourg—0.71%
ArcelorMittal	8,935	142,701

Malaysia—0.46%
Petronas Chemicals Group Bhd	53,700	92,639

Netherlands—3.94%
ASML Holding NV	4,771	165,783
Gemalto NV	1,095	52,203
Heineken NV	4,461	199,360
ING Groep NV CVA*	8,277	58,254
Royal Dutch Shell PLC, Class A	4,797	148,780
Wolters Kluwer NV	10,145	164,288
Total Netherlands common stocks		788,668

Norway—2.17%
Storebrand ASA	14,298	71,822
Subsea 7 SA*	4,631	88,043
Telenor ASA	17,763	273,830
Total Norway common stocks		433,695

Russia—2.67%
Gazprom OAO ADR	13,333	127,536
Mobile Telesystems OJSC ADR	5,650	69,495
NovaTek OAO GDR[2]	1,325	151,013
Sberbank of Russia Federation	66,649	144,128
VTB Bank OJSC GDR[2]	10,553	43,364
Total Russia common stocks		535,536

Singapore—1.17%
Biosensors International Group Ltd.*	91,000	84,248
Golden Agri-Resources Ltd.	171,000	78,535
Keppel Corp. Ltd.	12,200	71,462
Total Singapore common stocks		234,245

South Africa—1.50%
MTN Group Ltd.	7,628	124,801
Naspers Ltd., Class N	4,053	175,442
Total South Africa common stocks		300,243

South Korea—2.27%
Hyundai Mobis	712	202,210
Samsung Electronics Co., Ltd.	360	252,185
Total South Korea common stocks		454,395

Spain—1.95%
Banco Bilbao Vizcaya Argentaria SA	2,012	16,394
Banco Santander SA	25,745	210,466
Inditex SA	1,382	118,351
Viscofan SA	1,236	44,562
Total Spain common stocks		389,773

Sweden—1.49%
Skandinaviska Enskilda Banken AB, Class A	12,023	64,643

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Sweden—(concluded)
Swedish Match AB	5,061	$167,464
Trelleborg AB, Class B	4,565	29,366
Volvo AB, Class B	3,754	36,702
Total Sweden common stocks		298,175

Switzerland—7.11%
Cie Financiere Richemont SA, Class A	1,714	76,086
Credit Suisse Group AG*	1,656	42,972
GAM Holding AG*	6,687	83,575
Nestle SA	8,001	439,817
Novartis AG	9,595	535,493
SGS SA	103	156,207
Swatch Group AG	1,511	90,301
Total Switzerland common stocks		1,424,451

Taiwan—1.44%
HON HAI Precision Industry Co., Ltd.	89,386	199,539
HTC Corp.	4,000	87,876
Total Taiwan common stocks		287,415

Thailand—1.12%
Kasikornbank PCL	59,800	224,599

United Kingdom—17.00%
Afren PLC*	30,363	38,080
Aggreko PLC	7,438	187,847
Anglo American PLC	1,639	56,522
Barclays PLC	75,974	186,503
BG Group PLC	6,736	128,269
BP PLC	54,332	325,878
Croda International PLC	1,674	42,645
HSBC Holdings PLC	15,643	119,221
Imperial Tobacco Group PLC	9,336	315,281
Lloyds Banking Group PLC*	265,790	140,938
Prudential PLC	15,720	134,550
Reckitt Benckiser Group PLC	2,367	119,668
Rio Tinto PLC	4,675	206,471
Sage Group PLC	34,953	138,585
Scottish & Southern Energy PLC	7,209	144,172
Shire PLC	4,487	139,913
Standard Chartered PLC	6,158	122,910
Tullow Oil PLC	5,152	104,527
Vodafone Group PLC	162,958	420,814
Weir Group PLC	4,124	98,812
Xstrata PLC	18,554	232,694
Total United Kingdom common stocks		3,404,300
Total common stocks (cost $20,515,059)		18,495,828

Preferred stock—1.20%
Germany—1.20%
Volkswagen AG, Preference shares (cost $219,789)	1,814	239,992

	Number of rights
Rights—0.00%[3]
Spain—0.00%[3]
Banco Bilbao Vizcaya Argentaria SA, expires 10/14/2011* (cost $0)	2,012	297

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Short-term investment—4.22%
Investment company—4.22%
UBS Cash Management Prime Relationship Fund[4] (cost $845,515)	845,515	$845,515

Investment of cash collateral from securities loaned—5.32%
UBS Private Money Market Fund LLC[4] (cost $1,065,687)	1,065,687	1,065,687
Total investments—103.11% (cost $22,646,050)		20,647,319
Liabilities, in excess of cash and other assets—(3.11)%		(622,149)
Net assets—100.00%		$20,025,170

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,684,913
Gross unrealized depreciation	(3,683,644)
Net unrealized depreciation of investments	$(1,998,731)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $194,377 or 0.97% of net assets.

3	Amount represents less than 0.005%.
4	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$379,602	$3,206,128	$2,740,215	$845,515	$163
UBS Private Money Market Fund LLC[a]	1,597,843	3,761,572	4,293,728	1,065,687	23
	$1,977,445	$6,967,700	$7,033,943	$1,911,202	$186

a	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

UBS International Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	AUD	130,000	USD	132,920	12/05/11	$8,084
Goldman Sachs International	EUR	140,000	CHF	168,169	12/05/11	(1,738)
JPMorgan Chase Bank	BRL	360,000	USD	223,187	12/05/11	34,334
JPMorgan Chase Bank	CHF	400,000	USD	475,629	12/05/11	33,763
JPMorgan Chase Bank	DKK	720,000	USD	139,048	12/05/11	9,419
JPMorgan Chase Bank	EUR	785,000	USD	1,094,857	12/05/11	43,468
JPMorgan Chase Bank	GBP	135,000	USD	213,897	12/05/11	3,503
JPMorgan Chase Bank	HKD	2,475,000	USD	317,716	12/05/11	(337)
JPMorgan Chase Bank	JPY	17,221,496	EUR	165,000	12/05/11	(2,489)
JPMorgan Chase Bank	JPY	30,400,000	USD	398,966	12/05/11	4,468
JPMorgan Chase Bank	KRW	564,000,000	USD	526,021	12/05/11	49,035
JPMorgan Chase Bank	MXN	2,210,000	USD	163,387	12/05/11	5,008
JPMorgan Chase Bank	MYR	458,000	USD	153,434	12/05/11	10,293
JPMorgan Chase Bank	NOK	1,940,000	USD	357,664	12/05/11	28,206
JPMorgan Chase Bank	THB	7,880,000	USD	261,230	12/06/11	8,748
JPMorgan Chase Bank	TWD	11,600,000	USD	402,708	12/05/11	21,416
JPMorgan Chase Bank	USD	178,894	AUD	170,000	12/05/11	(15,646)
JPMorgan Chase Bank	USD	674,028	CAD	670,000	12/05/11	(35,532)
JPMorgan Chase Bank	USD	137,753	CHF	121,831	12/05/11	(3,171)
JPMorgan Chase Bank	USD	440,446	EUR	320,000	12/05/11	(11,854)
JPMorgan Chase Bank	USD	84,537	GBP	55,000	12/05/11	1,179
JPMorgan Chase Bank	USD	324,823	GBP	200,000	12/05/11	(13,128)
JPMorgan Chase Bank	USD	152,063	HKD	1,185,000	12/05/11	217
JPMorgan Chase Bank	USD	1,466,484	JPY	112,600,000	12/05/11	(5,284)
JPMorgan Chase Bank	USD	164,744	JPY	12,700,000	12/05/11	62
JPMorgan Chase Bank	USD	323,424	MXN	4,070,000	12/05/11	(31,749)
JPMorgan Chase Bank	USD	107,839	NOK	630,000	12/05/11	(849)
JPMorgan Chase Bank	USD	177,131	PLN	515,000	12/05/11	(22,669)
JPMorgan Chase Bank	USD	124,752	SEK	800,000	12/05/11	(8,527)
JPMorgan Chase Bank	ZAR	3,230,000	USD	450,184	12/05/11	53,787
Morgan Stanley & Co. Inc.	USD	131,271	GBP	85,000	12/05/11	1,199
Morgan Stanley & Co. Inc.	USD	132,611	MXN	1,710,000	12/05/11	(10,064)
Net unrealized appreciation on forward foreign currency contracts						$153,152

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$1,624,753	$16,871,075	$—	$18,495,828
Preferred stock	—	239,992	—	239,992
Rights	—	297	—	297
Short-term investment	—	845,515	—	845,515
Investment of cash collateral from securities loaned	—	1,065,687	—	1,065,687
Forward foreign currency contracts	—	153,152	—	153,152
Total	$1,624,753	$19,175,718	$—	$20,800,471

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	2.27%
Air freight & logistics	0.93
Airlines	0.51
Auto components	0.40
Automobiles	0.26
Beverages	2.06
Biotechnology	2.48
Building products	0.22
Capital markets	1.51
Chemicals	2.23
Commercial banks	1.92
Communications equipment	0.49
Computer & peripherals	1.14
Construction & engineering	0.77
Construction materials	0.17
Consumer finance	0.18
Containers & packaging	0.07
Distributors	0.17
Diversified consumer services	0.52
Diversified financial services	0.17
Diversified telecommunication services	3.16
Electric utilities	4.28
Electrical equipment	0.23
Electronic equipment, instruments & components	1.06
Energy equipment & services	1.54
Food & staples retailing	1.82
Food products	1.42
Gas utilities	1.14
Health care equipment & supplies	1.08
Health care providers & services	2.22
Hotels, restaurants & leisure	0.62
Household durables	0.43
Household products	0.56
Independent power producers & energy traders	0.34
Industrial conglomerates	0.52
Insurance	1.76
Internet & catalog retail	0.50
Internet software & services	1.01
IT services	1.31
Leisure equipment & products	0.20
Life sciences tools & services	0.68
Machinery	2.09
Marine	0.08
Media	1.70
Metals & mining	2.58
Multiline retail	0.33
Oil, gas & consumable fuels	3.08
Pharmaceuticals	1.76
Professional services	0.30
Real estate investment trust (REIT)	1.65
Real estate management & development	0.33
Road & rail	0.94
Semiconductors & semiconductor equipment	2.34
Software	2.86
Specialty retail	1.92
Textiles, apparel & luxury goods	0.64
Thrifts & mortgage finance	0.47
Tobacco	1.49
Trading companies & distributors	0.09
Transportation infrastructure	0.41
Wireless telecommunication services	0.11
Total common stocks	69.52%
Preferred stock	0.18
Rights	0.00 [1]
Short-term investment	46.61
Total investments before investments sold short	116.31%

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Investments sold short
Common stocks
Aerospace & defense	(0.85)%
Air freight & logistics	(1.38)
Airlines	(0.32)
Auto components	(0.15)
Automobiles	(0.28)
Beverages	(1.40)
Biotechnology	(0.35)
Building products	(0.52)
Capital markets	(0.78)
Chemicals	(2.27)
Commercial banks	(1.40)
Commercial services & supplies	(0.27)
Communications equipment	(0.81)
Computers & peripherals	(1.34)
Construction & engineering	(0.27)
Construction materials	(0.17)
Consumer finance	(0.21)
Containers & packaging	(0.12)
Distributors	(0.23)
Diversified consumer services	(0.14)
Diversified financial services	(0.26)
Diversified telecommunication services	(2.50)
Electric utilities	(2.31)
Electrical equipment	(0.68)
Energy equipment & services	(0.76)
Food & staples retailing	(1.48)
Food products	(3.69)
Gas utilities	(0.79)
Health care equipment & supplies	(1.56)
Health care providers & services	(1.79)
Hotels, restaurants & leisure	(1.30)
Household durables	(0.26)
Household products	(0.60)
Independent power producers & energy traders	(0.37)
Industrial conglomerates	(1.04)
Insurance	(2.71)
Internet & catalog retail	(0.78)
Internet software & services	(0.56)
IT services	(1.16)
Leisure equipment & products	(0.10)
Life sciences tools & services	(1.10)
Machinery	(1.95)
Marine	(0.25)
Media	(1.07)
Metals & mining	(2.26)
Multiline retail	(0.60)
Multi-utilities	(1.94)
Oil, gas & consumable fuels	(2.95)
Paper & forest products	(0.21)
Pharmaceuticals	(3.15)
Professional services	(0.96)
Real estate investment trust (REIT)	(1.84)
Real estate management & development	(0.35)
Road & rail	(0.65)
Semiconductors & semiconductor equipment	(2.14)
Software	(1.97)
Specialty retail	(1.21)
Textiles, apparel & luxury goods	(0.44)
Thrifts & mortgage finance	(0.17)
Trading companies & distributors	(1.04)
Transportation infrastructure	(0.10)
Water utilities	(0.60)
Wireless telecommunication services	(0.13)
Total common stocks	(65.04)%
Preferred stock	(0.06)
Total investments sold short	(65.10)%
Total investments, net of investments sold short	51.21
Cash and other assets, less liabilities	48.79
Net assets	100.00%

1                      Amount represents less than 0.005%.

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—69.52%
Australia—0.56%
Charter Hall Office REIT	5,609	$17,979
CSL Ltd.	600	17,115
Echo Entertainment Group Ltd.*	1,423	4,970
Fairfax Media Ltd.	19,852	15,615
OneSteel Ltd.	10,803	12,671
Suncorp Group Ltd.	2,356	17,914
Telstra Corp. Ltd.	6,515	19,417
Total Australia common stocks		105,681

Austria—0.43%
Telekom Austria AG1	8,030	81,011

Belgium—0.72%
Anheuser-Busch InBev NV	552	29,274
Delhaize Group SA	273	15,940
KBC Groep NV	551	12,682
Nyrstar NV*	3,650	31,878
UCB SA NPV	1,090	46,415
Total Belgium common stocks		136,189

Canada—0.26%
Ensign Energy Services, Inc.	1,000	13,121
Precision Drilling Corp.*	1,500	12,496
Teck Resources Ltd., Class B	400	11,803
Trican Well Service Ltd.	900	12,763
Total Canada common stocks		50,183

China—0.26%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., H Shares	3,420	3,758
New World Development Ltd.	14,000	13,151
NWS Holdings Ltd.	16,000	21,153
Yangzijiang Shipbuilding Holdings Ltd.	17,000	11,331
Total China common stocks		49,393

Denmark—0.73%
Carlsberg A/S, Class B1	1,752	103,922
H Lundbeck A/S	810	15,402
TDC A/S	2,267	18,496
Total Denmark common stocks		137,820

Finland—1.08%
Orion Oyj, Class B	827	16,647
Sampo Oyj, Class A1	6,891	172,591
Wartsila Oyj	635	15,079
Total Finland common stocks		204,317

France—2.39%
Alstom SA1	968	32,022
BNP Paribas[1]	339	13,418
Cap Gemini SA	701	23,361
Carrefour SA	804	18,290
EDF SA1	2,861	83,134
France Telecom SA1	4,889	80,169
LVMH Moet Hennessy Louis Vuitton SA1	405	53,706
Total SA	362	15,961
Vinci SA1	2,720	116,796
Vivendi SA	746	15,231
Total France common stocks		452,088

Germany—3.56%
Allianz SE1	841	79,139
Fresenius Medical Care AG & Co. KGaA[1]	2,893	195,998
Hamburger Hafen und Logistik AG	477	13,232
HeidelbergCement AG	370	13,372
Kabel Deutschland Holding AG*	325	17,519

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Germany—(concluded)
Linde AG1	1,245	$166,049
Salzgitter AG1	789	37,854
SAP AG1	2,636	134,371
Suedzucker AG	586	16,628
Total Germany common stocks		674,162

Greece—0.42%
Hellenic Telecommunications Organization SA1	15,295	65,374
OPAP SA	1,361	13,809
Total Greece common stocks		79,183

Hong Kong—0.19%
Hopewell Holdings Ltd.	7,000	19,901
Shangri-La Asia Ltd.	666	1,255
Swire Pacific Ltd., Class A	1,500	15,402
Total Hong Kong common stocks		36,558

Ireland—0.42%
Accenture PLC, Class A1	300	15,804
Experian PLC	1,631	18,349
Kerry Group PLC, Class A1	1,275	44,638
Total Ireland common stocks		78,791

Israel—0.15%
Israel Corp., Ltd.	19	12,284
NICE Systems Ltd.*	560	16,742
Total Israel common stocks		29,026

Italy—1.42%
Azimut Holding SpA	12,544	86,493
Enel SpA	3,186	14,096
Fiat SpA	1,920	10,377
Finmeccanica SpA[1]	16,332	112,732
Intesa Sanpaolo SpA	13,107	20,480
Mediaset SpA	4,543	14,263
UniCredit SpA	9,909	10,545
Total Italy common stocks		268,986

Japan—3.25%
Aozora Bank Ltd.	9,000	20,629
Asahi Glass Co., Ltd.	2,000	19,500
Asahi Group Holdings Ltd.	1,000	21,176
Bridgestone Corp.	900	20,407
Central Glass Co., Ltd.	4,000	19,455
Central Japan Railway Co.	3	26,139
Dainippon Sumitomo Pharma Co., Ltd.	2,200	24,210
Eisai Co., Ltd.	500	20,152
Fujitsu Ltd.	4,000	18,843
Gunma Bank Ltd.	4,000	22,271
Hachijuni Bank Ltd.	4,000	24,488
Hokuhoku Financial Group, Inc.	10,000	21,791
JTEKT Corp.	1,400	16,720
KDDI Corp.	3	20,604
Makino Milling Machine Co., Ltd.	2,000	11,736
Marubeni Corp.	3,000	16,776
Mitsubishi UFJ Financial Group, Inc.	4,300	19,327
Mizuho Financial Group, Inc.	13,320	19,239
Mori Seiki Co., Ltd.	1,500	13,447
Nippon Meat Packers, Inc.	1,000	12,989
Nishi-Nippon City Bank Ltd.	7,000	21,502
NTT Data Corp.	6	18,512
Oriental Land Co., Ltd.	200	21,342
Sapporo Holdings Ltd.	5,000	18,583
Sekisui Chemical Co., Ltd.	2,000	16,786
Sumitomo Rubber Industries Ltd.	1,700	21,750
Toho Co., Ltd.	1,200	20,957

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Japan—(concluded)
Toyota Industries Corp.	600	$17,452
Tsumura & Co.	600	19,121
Yamada Denki Co., Ltd.	260	18,153
Yamazaki Baking Co., Ltd.	2,000	30,362
Total Japan common stocks		614,419

Luxembourg—0.23%
ArcelorMittal	1,874	29,930
Ternium SA ADR	700	14,581
Total Luxembourg common stocks		44,511

Macau—0.10%
Sands China Ltd.*	8,000	18,400

Mexico—0.12%
Fresnillo PLC	892	21,949

Netherlands—1.00%
ASML Holding NV	553	19,216
Koninklijke DSM NV1	345	14,999
Koninklijke KPN NV	1,413	18,602
Koninklijke Philips Electronics NV1	4,346	77,796
LyondellBasell Industries NV, Class A1	500	12,215
Wolters Kluwer NV1	2,893	46,849
Total Netherlands common stocks		189,677

Norway—1.49%
Petroleum Geo-Services ASA*	2,601	26,220
Statoil ASA	827	17,670
Telenor ASA[1]	15,123	233,132
Yara International ASA	136	5,187
Total Norway common stocks		282,209

Portugal—0.35%
Portugal Telecom, SGPS, SA1	9,134	66,603

Singapore—0.42%
Golden Agri-Resources Ltd.	37,000	16,993
Jardine Cycle & Carriage Ltd.	1,000	31,744
Olam International Ltd.	9,000	15,344
UOL Group Ltd.	5,000	15,750
Total Singapore common stocks		79,831

Spain—1.85%
Acciona SA1	609	51,409
Distribuidora Internacional de Alimentacion SA*1	2,322	9,144
EDP Renovaveis SA*1	5,089	27,773
Enagas SA1	10,793	198,759
Fomento de Construcciones y Contratas SA	717	17,719
Gamesa Corp.Tecnologica SA	2,651	11,896
Gas Natural SDG SA	1,010	17,215
Repsol YPF SA	623	16,415
Total Spain common stocks		350,330

Sweden—0.64%
Getinge AB, Class B	783	17,068
Hennes & Mauritz AB, Class B	964	28,796
Lundin Petroleum AB*	1,641	27,711
Scania AB, Class B	1,865	26,589
Swedish Match AB	613	20,284
Total Sweden common stocks		120,448

Switzerland—1.48%
Actelion Ltd.*	425	14,139
Aryzta AG	1,254	54,317
Ferrexpo PLC	2,723	11,117
Kuehne & Nagel International AG	136	15,213

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Switzerland—(concluded)
Meyer Burger Technology AG*	473	$12,010
Nestle SA	322	17,700
Novartis AG1	1,253	69,929
Straumann Holding AG1	544	85,052
Total Switzerland common stocks		279,477

United Kingdom—6.88%
Aberdeen Asset Management PLC	31,990	85,573
BAE Systems PLC[1]	42,620	175,710
BG Group PLC[1]	1,688	32,143
BP PLC	1,412	8,469
British Land Co., PLC	32	236
Croda International PLC	674	17,170
Drax Group PLC	2,540	18,857
Ensco PLC ADR[1]	1,400	56,602
Home Retail Group PLC	7,748	13,450
Imperial Tobacco Group PLC[1]	7,751	261,755
Premier Oil PLC*	2,908	15,632
Reed Elsevier PLC[1]	4,702	35,820
Sage Group PLC[1]	19,374	76,816
Scottish & Southern Energy PLC[1]	7,386	147,712
Smith & Nephew PLC	1,959	17,613
Tesco PLC[1]	16,848	98,552
Tullow Oil PLC[1]	600	12,173
Vedanta Resources PLC[1]	5,787	98,545
Xstrata PLC[1]	10,264	128,725
Total United Kingdom common stocks		1,301,553

United States—39.12%
Acorda Therapeutics, Inc.*1	2,300	45,908
Adobe Systems, Inc.*1	4,300	103,931
Aeropostale, Inc.*1	1,100	11,891
Aflac, Inc.[1]	1,400	48,930
AG Mortgage Investment Trust, Inc.	3,520	65,824
Agilent Technologies, Inc.*1	400	12,500
Alaska Air Group, Inc.*1	300	16,887
Alexion Pharmaceuticals, Inc.*1	1,800	115,308
Allergan, Inc.[1]	400	32,952
Alliant Techsystems, Inc.[1]	300	16,353
Amazon.com, Inc.*1	375	81,086
American Capital Mortgage Investment Corp.	3,870	64,629
American Electric Power Co., Inc.[1]	3,600	136,872
Amgen, Inc.[1]	300	16,485
Amylin Pharmaceuticals, Inc.*1	3,400	31,382
Analog Devices, Inc.[1]	500	15,625
ANN, Inc.*1	700	15,988
Annaly Capital Management, Inc.	1,100	18,293
Apollo Group, Inc., Class A*1	1,400	55,454
Apollo Residential Mortgage, Inc.*	3,940	64,616
Apple, Inc.*1	230	87,671
Arch Coal, Inc.	1,000	14,580
Ashland, Inc.[1]	300	13,242
Atlas Air Worldwide Holdings, Inc.*1	300	9,987
Autodesk, Inc.*	1,400	38,892
Bankrate, Inc.*	4,170	63,426
Baxter International, Inc.[1]	700	39,298
Biogen Idec, Inc.*1	150	13,973
Bio-Rad Laboratories, Inc., Class A*1	1,100	99,847
Boise, Inc.[1]	2,600	13,442
Brinker International, Inc.[1]	800	16,736
Broadcom Corp., Class A*1	3,600	119,844
C&J Energy Services, Inc.*	3,620	59,513
C.H. Robinson Worldwide, Inc.[1]	300	20,541
CA, Inc.[1]	900	17,469

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Capital One Financial Corp.[1]	400	$15,852
Carbonite, Inc.*	5,370	64,655
Career Education Corp.*1	1,000	13,050
Carnival Corp.[1]	1,300	39,390
CBL & Associates Properties, Inc.[1]	1,100	12,496
Celanese Corp., Series A1	2,300	74,819
CF Industries Holdings, Inc.[1]	138	17,028
Chefs’ Warehouse Holdings LLC*	5,170	60,799
Citigroup, Inc.[1]	640	16,397
Cliffs Natural Resources, Inc.[1]	260	13,304
Coach, Inc.[1]	1,300	67,379
Colgate-Palmolive Co.[1]	1,200	106,416
Comcast Corp., Class A1	1,400	29,260
Comerica, Inc.[1]	600	13,782
Commercial Metals Co.[1]	1,400	13,314
Complete Production Services, Inc.*1	600	11,310
Cubist Pharmaceuticals, Inc.*1	600	21,192
Dell, Inc.*1	1,200	16,980
Delta Air Lines, Inc.*1	2,100	15,750
Diamond Offshore Drilling, Inc.[1]	300	16,422
Discover Financial Services[1]	800	18,352
Dolby Laboratories, Inc., Class A*1	1,000	27,440
Dover Corp.[1]	1,900	88,540
Dow Chemical Co.[1]	2,900	65,134
Dun & Bradstreet Corp.[1]	300	18,378
Eastman Chemical Co.[1]	200	13,706
Eastman Kodak Co.*1	5,800	4,525
EchoStar Corp., Class A*1	600	13,566
Edison International [1]	3,200	122,400
EOG Resources, Inc.[1]	1,230	87,342
Equifax, Inc.[1]	600	18,444
Expeditors International Washington, Inc.[1]	400	16,220
Federal Realty Investment Trust[1]	200	16,482
FedEx Corp.[1]	1,900	128,592
Fidelity National Information Services, Inc.[1]	2,700	65,664
Fidus Investment Corp.	5,400	67,986
First Connecticut Bancorp, Inc.*	5,800	65,656
FirstEnergy Corp.[1]	2,800	125,748
Flextronics International Ltd.*1	3,200	18,016
Fortune Brands, Inc.[1]	1,000	54,080
Francesca’s Holdings Corp.*	2,950	62,569
GameStop Corp., Class A*1	4,100	94,710
General Dynamics Corp.[1]	1,900	108,091
General Motors Co.*1	2,000	40,360
Georgia Gulf Corp.*1	800	11,064
Goldman Sachs Group, Inc.[1]	200	18,910
Hasbro, Inc.[1]	400	13,044
HCA Holdings, Inc.*	4,200	84,672
Helix Energy Solutions Group, Inc.*1	1,200	15,720
Hertz Global Holdings, Inc.*1	9,800	87,220
Hess Corp.[1]	700	36,722
Hewlett-Packard Co.[1]	3,400	76,330
HollyFrontier Corp.[1]	1,176	30,835
Horizon Pharma, Inc.*	8,690	60,743
Hudson City Bancorp, Inc.[1]	2,500	14,150
Illinois Tool Works, Inc.[1]	3,600	149,760
International Business Machines Corp.[1]	135	23,629
Interpublic Group of Cos., Inc.[1]	4,700	33,840
Intersil Corp., Class A1	9,200	94,668
Intuit, Inc.*1	400	18,976
ITT Educational Services, Inc.*1	300	17,274
Johnson & Johnson[1]	700	44,597

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
JPMorgan Chase & Co.[1]	500	$15,060
KBR, Inc.[1]	500	11,815
Kimco Realty Corp.[1]	1,100	16,533
Kinder Morgan, Inc.[1]	700	18,123
KiOR, Inc., Class A*	3,000	62,220
KKR & Co. LP1	1,300	13,520
KLA-Tencor Corp.[1]	500	19,140
Kohl’s Corp.[1]	900	44,190
Kraft Foods, Inc., Class A1	1,700	57,086
Kroger Co.[1]	4,400	96,624
Landstar System, Inc.[1]	400	15,824
Lear Corp.[1]	400	17,160
Lender Processing Services, Inc.[1]	1,000	13,690
Liberty Property Trust[1]	600	17,466
Lowe’s Cos., Inc.[1]	2,600	50,284
Mack-Cali Realty Corp.[1]	600	16,050
Macy’s, Inc.[1]	700	18,424
Magellan Health Services, Inc.*1	400	19,320
Marathon Oil Corp.[1]	400	8,632
Marathon Petroleum Corp.[1]	200	5,412
Marvell Technology Group Ltd.*1	5,000	72,650
Masco Corp.[1]	500	3,560
Maxim Integrated Products, Inc.[1]	800	18,664
Measurement Specialties, Inc.*	5,450	141,482
Medtronic, Inc.[1]	900	29,916
Merck & Co., Inc.[1]	1,300	42,523
Microsoft Corp.[1]	800	19,912
Molson Coors Brewing Co., Class B1	900	35,649
Motorola Solutions, Inc.[1]	400	16,760
NextEra Energy, Inc.[1]	2,400	129,648
Noble Corp.*1	2,300	67,505
Norfolk Southern Corp.[1]	800	48,816
Novellus Systems, Inc.*1	600	16,356
NRG Energy, Inc.*1	800	16,968
PACCAR, Inc.[1]	1,400	47,348
PepsiCo, Inc.[1]	2,050	126,895
Pharmasset, Inc.*1	1,600	131,792
Polaris Industries, Inc.[1]	400	19,988
Power-One, Inc.*1	2,500	11,250
Principal Financial Group, Inc.[1]	700	15,869
QLogic Corp.*1	1,300	16,484
QUALCOMM, Inc.	1,300	63,219
Radian Group, Inc.[1]	5,100	11,169
RadioShack Corp.[1]	1,600	18,592
Rayonier, Inc.[1]	450	16,555
SEI Investments Co.[1]	900	13,842
ServiceSource International, Inc.*	3,500	46,235
Skullcandy, Inc.*	4,500	63,585
SL Green Realty Corp.[1]	200	11,630
Smithfield Foods, Inc.*1	900	17,550
Sotheby’s1	500	13,785
Southwest Airlines Co.[1]	8,000	64,320
Stone Energy Corp.*1	700	11,347
SunCoke Energy, Inc.*	5,620	61,820
Symantec Corp.*1	2,900	47,270
Tangoe, Inc.*	5,730	64,806
Teavana Holdings, Inc.*	3,040	61,834
Teradyne, Inc.*1	1,400	15,414
Tesoro Corp.*1	900	17,523
Texas Instruments, Inc.[1]	1,600	42,640
Textron, Inc.[1]	900	15,876
Time Warner, Inc.	1,600	47,952

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Ultra Petroleum Corp.*1	4,100	$113,652
UnitedHealth Group, Inc.[1]	900	41,508
US Bancorp[1]	1,200	28,248
Valero Energy Corp.[1]	800	14,224
Vanguard Health Systems, Inc.*	6,260	63,602
Veeco Instruments, Inc.*1	400	9,760
Ventas, Inc.[1]	400	19,760
Viacom, Inc., Class B1	1,600	61,984
Visa, Inc., Class A1	500	42,860
Vulcan Materials Co.	700	19,292
W&T Offshore, Inc.[1]	800	11,008
Walgreen Co.	900	29,601
Waters Corp.*1	200	15,098
Weingarten Realty Investors[1]	800	16,936
WellCare Health Plans, Inc.*1	400	15,192
Wells Fargo & Co.[1]	2,000	48,240
Wesco Aircraft Holdings, Inc.*	5,900	64,487
Zillow, Inc.*	2,300	62,905
Zimmer Holdings, Inc.*1	300	16,050
Total United States common stocks		7,401,104
Total common stocks (cost $15,388,730)		13,153,899

Preferred stock—0.18%
Germany—0.18%
Volkswagen AG, Preference shares[1] (cost $44,510)	252	33,340

	Number of rights
Rights—0.00%[2]
France—0.00%[2]
Sanofi-Aventis SA, expires 12/31/20* 1 (cost $1,177)	500	530

	Shares
Short-term investment—46.61%
Investment company—46.61%
UBS Cash Management Prime Relationship Fund[3] (cost $8,819,868)	8,819,868	8,819,868
Total investments before investments sold short—116.31% (cost $24,254,285)		22,007,637

Investments sold short—(65.10)%
Common stocks—(65.04)%
Australia—(1.00)%
ASX Ltd.	(636)	(18,464)
BlueScope Steel Ltd.	(11,506)	(7,939)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Caltex Australia Ltd.	(581)	$(5,988)
CSR Ltd.	(6,694)	(14,901)
Dexus Property Group	(21,484)	(16,945)
DUET Group	(5,542)	(8,610)
Foster’s Group Ltd.	(3,677)	(18,667)
Lynas Corp. Ltd.	(10,007)	(10,113)
Newcrest Mining Ltd.	(523)	(17,235)
Origin Energy Ltd.	(1,276)	(16,334)
Paladin Energy Ltd.	(7,955)	(9,108)
Ramsay Health Care Ltd.	(1,078)	(19,680)
Tatts Group Ltd.	(2,489)	(5,326)
Transurban Group	(3,685)	(19,157)
Total Australia common stocks		(188,467)

Austria—(0.50)%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	(3,300)	(95,396)

Belgium—(0.33)%
Colruyt SA	(1,519)	(63,059)

Bermuda—(0.12)%
Frontline Ltd.	(1,358)	(6,534)
Seadrill Ltd.	(592)	(16,394)
Total Bermuda common stocks		(22,928)

Canada—(0.93)%
BCE, Inc.	(500)	(18,747)
Crescent Point Energy Corp.	(500)	(18,823)
Fairfax Financial Holdings Ltd.	(50)	(19,171)
Fortis, Inc.	(600)	(18,855)
George Weston Ltd.	(100)	(6,606)
Ivanhoe Mines Ltd.	(800)	(11,032)
Onex Corp.	(500)	(15,584)
Potash Corp. of Saskatchewan, Inc.	(340)	(14,763)
Provident Energy Ltd.	(2,400)	(19,651)
Ritchie Bros Auctioneers, Inc.	(800)	(16,231)
Uranium One, Inc.	(7,900)	(15,605)
Total Canada common stocks		(175,068)

China—(0.00)%[2]
China CITIC Bank, H Shares	(1,200)	(481)

Denmark—(0.83)%
H Lundbeck A/S	(3,293)	(62,616)
Novo Nordisk A/S, Class B	(453)	(45,034)
William Demant Holding A/S	(659)	(49,457)
Total Denmark common stocks		(157,107)

Finland—(1.07)%
Fortum Oyj	(1,807)	(42,436)
Metso Oyj	(2,949)	(85,926)
Nokia Oyj	(10,126)	(57,358)
Sampo Oyj, Class A	(652)	(16,330)
Total Finland common stocks		(202,050)

France—(3.89)%
Accor SA	(1,152)	(30,663)
Air France-KLM	(1,337)	(9,779)
Air Liquide SA	(77)	(9,004)
Alcatel-Lucent	(11,590)	(33,138)
Alstom SA	(334)	(11,049)
AtoS	(171)	(7,395)
Carrefour SA	(508)	(11,557)
Cie de Saint-Gobain	(1,535)	(58,629)
Cie Generale d’Optique Essilor International SA	(333)	(23,998)
Credit Agricole SA	(45)	(309)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Danone	(2,533)	$(155,884)
Dassault Systemes SA	(1,597)	(112,764)
Edenred	(699)	(16,619)
Pernod-Ricard SA	(2,001)	(156,895)
Publicis Groupe SA	(107)	(4,480)
Renault SA	(823)	(27,278)
Schneider Electric SA	(366)	(19,705)
Unibail-Rodamco SE	(203)	(36,179)
Vallourec SA	(175)	(10,030)
Total France common stocks		(735,355)

Germany—(2.42)%
Axel Springer AG	(427)	(14,377)
Commerzbank AG	(4,834)	(12,169)
Deutsche Bank AG	(926)	(32,264)
Deutsche Lufthansa AG	(935)	(12,062)
GEA Group AG	(3,910)	(91,359)
Hochtief AG	(255)	(15,848)
Infineon Technologies AG	(1,068)	(7,865)
K&S AG NPV	(780)	(41,011)
Merck KGaA	(808)	(66,115)
RWE AG	(1,630)	(60,021)
Siemens AG	(644)	(58,180)
ThyssenKrupp AG	(1,077)	(26,435)
United Internet AG	(1,177)	(19,862)
Total Germany common stocks		(457,568)

Hong Kong—(0.06)%
Orient Overseas International Ltd.	(2,500)	(10,006)
Shangri-La Asia Ltd.	(666)	(1,255)
Total Hong Kong common stocks		(11,261)

Ireland—(0.19)%
James Hardie Industries SE CDI	(3,464)	(18,894)
Seagate Technology PLC	(521)	(5,356)
Warner Chilcott PLC, Class A	(800)	(11,440)
Total Ireland common stocks		(35,690)

Italy—(2.53)%
Assicurazioni Generali SpA	(5,908)	(93,326)
Banco Popolare SC	(31,434)	(51,768)
Luxottica Group SpA	(1,638)	(41,496)
Pirelli & Co. SpA NPV	(1,950)	(13,838)
Snam Rete Gas SpA	(23,488)	(108,424)
Terna-Rete Elettrica Nazionale SpA	(41,926)	(155,521)
Unione di Banche Italiane SCPA	(3,683)	(13,599)
Total Italy common stocks		(477,972)

Japan—(3.20)%
Acom Co., Ltd.	(1,240)	(23,656)
All Nippon Airways Co., Ltd.	(6,000)	(18,751)
Benesse Holdings, Inc.	(400)	(17,622)
Chiyoda Corp.	(2,000)	(19,525)
Chugoku Electric Power Co., Inc.	(1,200)	(21,146)
Cosmo Oil Co., Ltd.	(7,000)	(17,360)
Daito Trust Construction Co., Ltd.	(200)	(18,339)
Denki Kagaku Kogyo KK	(4,000)	(15,211)
Denso Corp.	(500)	(16,026)
Electric Power Development Co., Ltd.	(800)	(23,574)
Hitachi Chemical Co., Ltd.	(1,000)	(16,430)
JSR Corp.	(1,100)	(18,908)
Kaneka Corp.	(3,000)	(16,925)
Kawasaki Kisen Kaisha Ltd.	(6,000)	(12,465)
Mazda Motor Corp.	(2,000)	(4,026)
McDonald’s Holdings Co. Japan Ltd.	(800)	(21,262)
Mitsubishi Gas Chemical Co., Inc.	(3,000)	(18,444)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
NEC Corp.	(9,000)	$(18,283)
Nippon Yusen KK	(5,000)	(13,498)
Nissin Foods Holdings Co., Ltd.	(600)	(24,175)
Nitto Denko Corp.	(400)	(15,757)
Odakyu Electric Railway Co., Ltd.	(3,000)	(28,507)
Olympus Corp.	(1,000)	(30,869)
Senshu Ikeda Holdings, Inc.	(13,600)	(22,314)
Square Enix Holdings Co., Ltd.	(1,200)	(21,565)
Sumitomo Realty & Development Co., Ltd.	(1,000)	(19,216)
Tobu Railway Co., Ltd.	(5,000)	(23,559)
Unicharm Corp.	(500)	(23,999)
Yakult Honsha Co., Ltd.	(700)	(21,778)
Yamaha Corp.	(1,800)	(19,428)
Yamato Holdings Co., Ltd.	(1,300)	(23,660)
Total Japan common stocks		(606,278)

Jersey (Channel Islands)—(0.11)%
Heritage Oil PLC	(5,761)	(20,655)

Luxembourg—(0.04)%
Tenaris SA	(563)	(7,152)

Netherlands—(1.44)%
Koninklijke KPN NV	(8,864)	(116,690)
TNT NV	(2,469)	(10,812)
Unilever NV CVA	(4,586)	(145,257)
Total Netherlands common stocks		(272,759)

Norway—(1.16)%
Renewable Energy Corp. ASA	(12,107)	(10,617)
Subsea 7 SA	(4,123)	(78,385)
Telenor ASA	(1,277)	(19,686)
Yara International ASA	(2,916)	(111,204)
Total Norway common stocks		(219,892)

Portugal—(0.09)%
Jeronimo Martins, SGPS, SA	(1,113)	(17,342)

Singapore—(0.58)%
Ascendas Real Estate Investment Trust	(12,000)	(18,533)
CapitaMall Trust	(13,000)	(18,052)
DBS Group Holdings Ltd.	(2,000)	(17,930)
Global Logistic Properties Ltd.	(12,000)	(15,056)
Keppel Land Ltd.	(7,000)	(13,676)
Singapore Technologies Engineering Ltd.	(3,000)	(6,359)
Wilmar International Ltd.	(5,000)	(19,834)
Total Singapore common stocks		(109,440)

Spain—(1.06)%
Acerinox SA	(3,992)	(44,889)
Distribuidora Internacional de Alimentacion SA	(508)	(2,000)
EDP Renovaveis SA	(3,106)	(16,951)
Iberdrola SA	(1,441)	(9,752)
Indra Sistemas SA	(2,854)	(41,087)
Telefonica SA	(4,462)	(85,542)
Zardoya Otis SA	(29)	(370)
Total Spain common stocks		(200,591)

Sweden—(0.43)%
Hennes & Mauritz AB, Class B	(598)	(17,863)
Holmen AB, Class B	(662)	(16,428)
Modern Times Group AB, Class B	(325)	(12,976)
Skanska AB, Class B	(1,212)	(16,754)
Svenska Handelsbanken AB, Class A	(687)	(17,465)
Total Sweden common stocks		(81,486)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(2.01)%
Credit Suisse Group AG	(519)	$(13,468)
EFG International AG	(1,893)	(13,955)
Kuehne & Nagel International AG	(92)	(10,291)
Nestle SA	(653)	(35,896)
OC Oerlikon Corp. AG	(2,477)	(14,068)
Roche Holding AG (Non-voting)	(121)	(19,467)
Sonova Holding AG	(283)	(25,537)
Swiss Life Holding AG	(933)	(101,980)
Swiss Re Ltd.	(368)	(17,127)
Swisscom AG	(16)	(6,501)
Tyco International Ltd.	(3,000)	(122,250)
Total Switzerland common stocks		(380,540)

United Kingdom—(6.50)%
3i Group PLC	(4,613)	(13,419)
Antofagasta PLC	(5,299)	(75,238)
ARM Holdings PLC	(5,692)	(48,718)
AstraZeneca PLC	(1,880)	(83,240)
BHP Billiton PLC	(4,069)	(107,820)
BP PLC	(26)	(156)
British Land Co., PLC	(2,153)	(15,900)
British Sky Broadcasting Group PLC	(1,471)	(15,102)
BT Group PLC, Class A	(61,456)	(164,740)
Burberry Group PLC	(1,233)	(22,319)
Cable & Wireless Worldwide PLC	(135,975)	(65,050)
Capital Shopping Centres Group PLC	(3,189)	(16,201)
HSBC Holdings PLC	(1,265)	(9,641)
Invensys PLC	(4,065)	(14,127)
ITV PLC	(39,996)	(36,697)
Kazakhmys	(3,741)	(45,810)
Lloyds Banking Group PLC	(28,211)	(14,959)
Lonmin PLC	(2,036)	(33,117)
Rolls-Royce Holdings PLC	(15,309)	(140,365)
RSA Insurance Group PLC	(24,064)	(41,276)
Shire PLC	(654)	(20,393)
Smith & Nephew PLC	(4,685)	(42,121)
Standard Life PLC	(35,388)	(109,596)
TUI Travel PLC	(5,611)	(12,930)
WM Morrison Supermarkets PLC	(18,020)	(81,256)
Total United Kingdom common stocks		(1,230,191)

United States—(34.55)%
Abbott Laboratories	(900)	(46,026)
Abercrombie & Fitch Co., Class A	(600)	(36,936)
Acme Packet, Inc.	(300)	(12,777)
Actuant Corp., Class A	(800)	(15,800)
Advanced Micro Devices, Inc.	(7,100)	(36,068)
AGCO Corp.	(700)	(24,199)
AK Steel Holding Corp.	(1,400)	(9,156)
Alliant Energy Corp.	(2,000)	(77,360)
Altera Corp.	(2,600)	(81,978)
Amazon.com, Inc.	(100)	(21,623)
American Campus Communities, Inc.	(4,370)	(162,608)
American Water Works Co., Inc.	(2,200)	(66,396)
Amylin Pharmaceuticals, Inc.	(1,600)	(14,768)
AO Smith Corp.	(500)	(16,015)
Aqua America, Inc.	(2,200)	(47,454)
BB&T Corp.	(900)	(19,197)
Berkshire Hathaway, Inc., Class B	(300)	(21,312)
BioMarin Pharmaceutical, Inc.	(800)	(25,496)
Bio-Reference Labs, Inc.	(1,800)	(33,138)
BMC Software, Inc.	(2,400)	(92,544)
Booz Allen Hamilton Holding Corp.	(220)	(3,271)
Bristol-Myers Squibb Co.	(1,400)	(43,932)
Brown-Forman Corp., Class B	(1,000)	(70,140)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Bruker Corp.	(1,000)	$(13,530)
C.H. Robinson Worldwide, Inc.	(1,800)	(123,246)
Calpine Corp.	(2,200)	(30,976)
Cardinal Health, Inc.	(1,100)	(46,068)
CarMax, Inc.	(800)	(19,080)
Caterpillar, Inc.	(1,000)	(73,840)
Charles River Laboratories International, Inc.	(1,400)	(40,068)
Chesapeake Energy Corp.	(2,500)	(63,875)
Chevron Corp.	(300)	(27,756)
Choice Hotels International, Inc.	(600)	(17,832)
Church & Dwight Co., Inc.	(2,000)	(88,400)
Ciena Corp.	(1,100)	(12,320)
CIT Group, Inc.	(500)	(15,185)
Clean Energy Fuels Corp.	(700)	(7,784)
Cobalt International Energy, Inc.	(1,500)	(11,565)
Cognizant Technology Solutions Corp., Class A	(1,800)	(112,860)
Compuware Corp.	(7,500)	(57,450)
ConocoPhillips	(2,000)	(126,640)
CONSOL Energy, Inc.	(700)	(23,751)
Consolidated Edison, Inc.	(2,100)	(119,742)
CoreLogic, Inc.	(1,200)	(12,804)
Cree, Inc.	(600)	(15,588)
CSX Corp.	(3,200)	(59,744)
CVR Energy, Inc.	(700)	(14,798)
Dell, Inc.	(6,800)	(96,220)
DISH Network Corp., Class A	(700)	(17,542)
Dollar General Corp.	(1,500)	(56,640)
Douglas Emmett, Inc.	(1,000)	(17,100)
DreamWorks Animation SKG, Inc., Class A	(1,000)	(18,180)
DuPont Fabros Technology, Inc.	(800)	(15,752)
eBay, Inc.	(900)	(26,541)
Edison International	(500)	(19,125)
EI Du Pont de Nemours & Co.	(1,500)	(59,955)
El Paso Corp.	(1,000)	(17,480)
Eli Lilly & Co.	(4,000)	(147,880)
EMC Corp.	(3,100)	(65,069)
Equinix, Inc.	(200)	(17,766)
Expeditors International Washington, Inc.	(2,500)	(101,375)
Fastenal Co.	(1,900)	(63,232)
First American Financial Corp.	(1,300)	(16,640)
First Niagara Financial Group, Inc.	(1,500)	(13,725)
Fiserv, Inc.	(800)	(40,616)
Flowers Foods, Inc.	(4,100)	(79,786)
Forest Laboratories, Inc.	(500)	(15,395)
Franklin Resources, Inc.	(100)	(9,564)
Freeport-McMoRan Copper & Gold, Inc.	(800)	(24,360)
Gap, Inc.	(1,400)	(22,736)
General Growth Properties, Inc.	(1,262)	(15,270)
Genuine Parts Co.	(700)	(35,560)
GeoEye, Inc.	(500)	(14,175)
GrafTech International Ltd.	(1,000)	(12,700)
Grand Canyon Education, Inc.	(567)	(9,157)
Green Mountain Coffee Roasters, Inc.	(200)	(18,588)
Greenhill & Co., Inc.	(373)	(10,664)
Hertz Global Holdings, Inc.	(1,300)	(11,570)
HomeAway, Inc.	(3,780)	(127,084)
Hormel Foods Corp.	(1,400)	(37,828)
Hospira, Inc.	(100)	(3,700)
Hudson City Bancorp, Inc.	(2,300)	(13,018)
Human Genome Sciences, Inc.	(800)	(10,152)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Humana, Inc.	(400)	$(29,092)
Hyatt Hotels Corp., Class A	(800)	(25,096)
IDEXX Laboratories, Inc.	(550)	(37,934)
Illumina, Inc.	(300)	(12,276)
Integrys Energy Group, Inc.	(2,000)	(97,240)
Intel Corp.	(1,000)	(21,330)
Intrepid Potash, Inc.	(600)	(14,922)
Intuitive Surgical, Inc.	(200)	(72,856)
Invesco Ltd.	(900)	(13,959)
JC Penney Co., Inc.	(1,100)	(29,458)
JetBlue Airways Corp.	(5,200)	(21,320)
KB Home	(1,700)	(9,962)
KeyCorp	(3,200)	(18,976)
Kraft Foods, Inc., Class A	(600)	(20,148)
Laboratory Corp. of America Holdings	(600)	(47,430)
Lamar Advertising Co., Class A	(2,100)	(35,763)
LCA-Vision, Inc.	(34,500)	(73,830)
Lennar Corp., Class A	(1,100)	(14,894)
Lennox International, Inc.	(500)	(12,890)
LKQ Corp.	(300)	(7,248)
LSI Corp.	(13,000)	(67,340)
M&T Bank Corp.	(400)	(27,960)
Manitowoc Co., Inc.	(1,260)	(8,455)
McDonald’s Corp.	(800)	(70,256)
McMoRan Exploration Co.	(1,200)	(11,916)
Mead Johnson Nutrition Co.	(300)	(20,649)
Medcath Corp.	(5,300)	(73,564)
MEMC Electronic Materials, Inc.	(2,500)	(13,100)
MetroPCS Communications, Inc.	(1,200)	(10,452)
Mettler-Toledo International, Inc.	(200)	(27,992)
MGIC Investment Corp.	(3,500)	(6,545)
MGM Resorts International	(500)	(4,645)
Micron Technology, Inc.	(3,000)	(15,120)
Molycorp, Inc.	(400)	(13,148)
Monster Worldwide, Inc.	(3,300)	(23,694)
Morgan Stanley	(739)	(9,976)
MSCI, Inc., Class A	(500)	(15,165)
Navistar International Corp.	(900)	(28,908)
Nektar Therapeutics	(2,800)	(13,580)
NetApp, Inc.	(2,000)	(67,880)
Newell Rubbermaid, Inc.	(1,300)	(15,431)
Nielsen Holdings NV	(700)	(18,256)
NII Holdings, Inc.	(500)	(13,475)
Nordstrom, Inc.	(600)	(27,408)
Northern Trust Corp.	(400)	(13,992)
Novellus Systems, Inc.	(2,400)	(65,424)
Nuance Communications, Inc.	(1,000)	(20,360)
Occidental Petroleum Corp.	(600)	(42,900)
Office Depot, Inc.	(4,700)	(9,682)
Old Republic International Corp.	(1,700)	(15,164)
Olin Corp.	(900)	(16,209)
Omnicare, Inc.	(700)	(17,801)
Owens Corning	(500)	(10,840)
Parexel International Corp.	(900)	(17,037)
PepsiCo, Inc.	(300)	(18,570)
PerkinElmer, Inc.	(1,900)	(36,499)
Perrigo Co.	(200)	(19,422)
PG&E Corp.	(100)	(4,231)
Pioneer Natural Resources Co.	(700)	(46,039)
PNC Financial Services Group, Inc.	(500)	(24,095)
Polypore International, Inc.	(300)	(16,956)
Praxair, Inc.	(600)	(56,088)
PulteGroup, Inc.	(2,500)	(9,875)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Questar Corp.	(2,400)	$(42,504)
Range Resources Corp.	(400)	(23,384)
Red Hat, Inc.	(1,200)	(50,712)
Resources Connection, Inc.	(14,516)	(141,966)
Rockwell Automation, Inc.	(1,200)	(67,200)
Salesforce.com, Inc.	(150)	(17,142)
Sanderson Farms, Inc.	(400)	(19,000)
SandRidge Energy, Inc.	(1,900)	(10,564)
Sara Lee Corp.	(2,200)	(35,970)
Schlumberger Ltd.	(700)	(41,811)
Schweitzer-Mauduit International, Inc.	(400)	(22,348)
Sirius XM Radio, Inc.	(9,800)	(14,798)
Skechers U.S.A., Inc., Class A	(1,400)	(19,642)
SLM Corp.	(1,200)	(14,940)
Smithfield Foods, Inc.	(3,100)	(60,450)
Southern Co.	(1,800)	(76,266)
Starwood Hotels & Resorts Worldwide, Inc.	(1,500)	(58,230)
T Rowe Price Group, Inc.	(400)	(19,108)
Tellabs, Inc.	(4,300)	(18,447)
Temple-Inland, Inc.	(700)	(21,959)
Terex Corp.	(700)	(7,182)
Thermo Fisher Scientific, Inc.	(1,200)	(60,768)
Time Warner Cable, Inc.	(500)	(31,335)
TJX Cos., Inc.	(1,600)	(88,752)
Toyota Motor Corp. ADR	(300)	(20,478)
Travelers Cos., Inc.	(1,200)	(58,476)
Varian Semiconductor Equipment Associates, Inc.	(325)	(19,874)
VeriSign, Inc.	(600)	(17,166)
Verisk Analytics, Inc., Class A	(600)	(20,862)
Vertex Pharmaceuticals, Inc.	(400)	(17,816)
Viasat, Inc.	(500)	(16,655)
Vulcan Materials Co.	(500)	(13,780)
Waste Management, Inc.	(500)	(16,280)
Weyerhaeuser Co.	(1,000)	(15,550)
Whole Foods Market, Inc.	(1,500)	(97,965)
Williams-Sonoma, Inc.	(1,100)	(33,869)
WW Grainger, Inc.	(900)	(134,586)
Zoll Medical Corp.	(300)	(11,322)
Total United States common stocks		(6,537,121)
Total common stocks (proceeds $14,291,110)		(12,305,849)

Preferred stock—(0.06)%
Germany—(0.06)%
Porsche Automobil Holding SE, Preference shares (proceeds $20,667)	(261)	(12,494)
Total investments sold short (proceeds $14,311,777)		(12,318,343)
Total investments, net of investments sold short—51.21%		9,689,294
Cash and other assets, less liabilities—48.79%		9,231,497
Net assets—100.00%		$18,920,791

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$405,990
Gross unrealized depreciation	(2,652,638)
Net unrealized depreciation of investments	$(2,246,648)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*                 Non-income producing security.

1                  All or a portion of these securities have been delivered to cover open short positions.

2                  Amount represents less than 0.005%.

3                  The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 06/30/11	Purchases during the three months ended 09/30/11	Sales during the three months ended 09/30/11	Value 09/30/11	Income earned from affiliate for the three months ended 09/30/11
UBS Cash Management Prime Relationship Fund	$9,830,068	$5,839,412	$6,849,612	$8,819,868	$2,773

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	CAD	275,000	USD	276,706	12/05/11	$14,636
JPMorgan Chase Bank	CHF	325,000	USD	380,983	12/05/11	21,968
JPMorgan Chase Bank	EUR	450,000	USD	611,146	12/05/11	8,439
JPMorgan Chase Bank	GBP	1,055,000	USD	1,703,212	12/05/11	59,022
JPMorgan Chase Bank	GBP	340,000	USD	528,485	12/05/11	(1,395)
JPMorgan Chase Bank	JPY	45,100,000	USD	561,873	12/05/11	(23,386)
JPMorgan Chase Bank	JPY	29,100,000	USD	380,661	12/05/11	3,033
JPMorgan Chase Bank	USD	414,296	CAD	405,000	12/05/11	(28,340)
JPMorgan Chase Bank	USD	367,474	CHF	325,000	12/05/11	(8,459)
JPMorgan Chase Bank	USD	637,180	EUR	450,000	12/05/11	(34,472)
JPMorgan Chase Bank	USD	2,205,408	GBP	1,395,000	12/05/11	(31,338)
JPMorgan Chase Bank	USD	558,327	JPY	45,100,000	12/05/11	26,932
JPMorgan Chase Bank	USD	378,956	JPY	29,100,000	12/05/11	(1,327)
Net unrealized appreciation on forward foreign currency contracts						$5,313

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
Index futures buy contracts:
Russell 1000 Mini Index, 2 contracts (USD)	December 2011	$124,204	$124,180	$(24)
Index futures sell contracts:
Russell 2000 Mini Index, 19 contracts (USD)	December 2011	(1,217,017)	(1,218,850)	(1,833)
Interest rate futures buy contracts:
E-mini S&P Midcap 400, 2 contracts (USD)	December 2011	172,565	155,780	(16,785)
S&P SmallCap 600 E-MINI, 4 contracts (USD)	December 2011	141,692	141,640	(52)
Net unrealized depreciation on futures contracts				$(18,694)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2011 (unaudited)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$7,550,490	$5,603,409	$—	$13,153,899
Common stocks sold short	(6,851,235)	(5,454,614)	—	(12,305,849)
Rights	530	—	—	530
Preferred stock	—	33,340	—	33,340
Preferred stock sold short	—	(12,494)	—	(12,494)
Short-term investment	—	8,819,868	—	8,819,868
Forward foreign currency contracts	—	5,313	—	5,313
Futures contracts	(18,694)	—	—	(18,694)
Total	$681,091	$8,994,822	$—	$9,675,913

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stock sold short	Total
Assets
Beginning balance	$(6,105)	$(6,105)
Purchases	2,204	2,204
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	24,420	24,420
Net change in unrealized appreciation/depreciation	(20,519)	(20,519)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—
Ending balance	$—	$—

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	4.45%
Air freight & logistics	1.20
Airlines	1.01
Automobiles	1.50
Beverages	3.07
Biotechnology	4.84
Capital markets	2.71
Chemicals	2.15
Commercial banks	4.29
Communications equipment	3.99
Computers & peripherals	6.00
Construction materials	0.99
Diversified consumer services	0.84
Diversified financial services	4.89
Electric utilities	7.32
Energy equipment & services	4.36
Food & staples retailing	3.78
Food products	2.89
Health care equipment & supplies	3.32
Health care providers & services	3.19
Hotels, restaurants & leisure	3.25
Household products	2.71
Insurance	2.53
Internet & catalog retail	2.06
IT services	2.97
Life sciences tools & services	1.09
Machinery	3.04
Media	6.18
Metals & mining	0.43
Oil, gas & consumable fuels	7.86
Pharmaceuticals	6.96
Real estate investment trust (REIT)	1.25
Road & rail	2.48
Semiconductors & semiconductor equipment	2.67
Software	4.68
Specialty retail	1.28
Total common stocks	118.23%
Investment company
SPDR S&P 500 ETF Trust	3.98
Short-term investment	1.45
Total investments before investments sold short	123.66%

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Investments sold short
Common stocks
Chemicals	(0.52)%
Commercial banks	(1.60)
Computers & peripherals	(0.60)
Diversified telecommunication services	(0.77)
Energy equipment & services	(0.59)
Food products	(0.77)
Gas utilities	(0.47)
Health care equipment & supplies	(1.10)
Health care providers & services	(1.44)
Hotels, restaurants & leisure	(1.08)
Household products	(0.86)
Industrial conglomerates	(0.94)
Insurance	(0.67)
Internet software & services	(0.22)
IT services	(0.52)
Life sciences tools & services	(0.58)
Machinery	(0.61)
Media	(0.91)
Multiline retail	(1.02)
Multi-utilities	(1.63)
Oil, gas & consumable fuels	(0.97)
Pharmaceuticals	(1.66)
Semiconductors & semiconductor equipment	(1.90)
Software	(1.15)
Specialty retail	(0.54)
Water utilities	(1.44)
Total investments sold short	(24.56)%
Total investments, net of investments sold short	99.10
Cash and other assets, less liabilities	0.90
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—118.23%
Aerospace & defense—4.45%
Boeing Co.[1]	8,000	$484,080
General Dynamics Corp.[1]	10,400	591,656
		1,075,736
Air freight & logistics—1.20%
FedEx Corp.[1]	4,300	291,024

Airlines—1.01%
Southwest Airlines Co.[1]	30,500	245,220

Automobiles—1.50%
General Motors Co.*1	18,000	363,240

Beverages—3.07%
PepsiCo, Inc.[1]	12,000	742,800

Biotechnology—4.84%
Acorda Therapeutics, Inc.*1	7,200	143,712
Alexion Pharmaceuticals, Inc.*1	4,900	313,894
Amgen, Inc.[1]	5,900	324,205
Amylin Pharmaceuticals, Inc.*1	11,900	109,837
Pharmasset, Inc.*1	3,400	280,058
		1,171,706
Capital markets—2.71%
Goldman Sachs Group, Inc.[1]	4,100	387,655
Morgan Stanley[1]	19,800	267,300
		654,955
Chemicals—2.15%
Celanese Corp., Series A1	9,700	315,541
Dow Chemical Co.	9,100	204,386
		519,927
Commercial banks—4.29%
US Bancorp[1]	15,700	369,578
Wells Fargo & Co.[1]	27,700	668,124
		1,037,702
Communications equipment—3.99%
Cisco Systems, Inc.[1]	26,900	416,681
QUALCOMM, Inc.[1]	11,300	549,519
		966,200
Computers & peripherals—6.00%
Apple, Inc.*1	3,000	1,143,540
Hewlett-Packard Co.[1]	13,700	307,565
		1,451,105
Construction materials—0.99%
Vulcan Materials Co.[1]	8,700	239,772

Diversified consumer services—0.84%
Apollo Group, Inc., Class A*1	5,100	202,011

Diversified financial services—4.89%
Citigroup, Inc.[1]	22,219	569,251
JPMorgan Chase & Co.[1]	20,400	614,448
		1,183,699
Electric utilities—7.32%
American Electric Power Co., Inc.[1]	12,800	486,656
Edison International[1]	11,200	428,400
FirstEnergy Corp.[1]	9,300	417,663
NextEra Energy, Inc.[1]	8,100	437,562
		1,770,281
Energy equipment & services—4.36%
Baker Hughes, Inc.	2,800	129,248
Ensco PLC ADR	8,900	359,827
McDermott International, Inc.*	9,100	97,916
Noble Corp.*1	15,900	466,665
		1,053,656

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Food & staples retailing—3.78%
Kroger Co.[1]	26,300	$577,548
Wal-Mart Stores, Inc.[1]	6,500	337,350
		914,898
Food products—2.89%
Kraft Foods, Inc., Class A1	20,800	698,464

Health care equipment & supplies—3.32%
Baxter International, Inc.[1]	8,100	454,734
Medtronic, Inc.[1]	10,500	349,020
		803,754
Health care providers & services—3.19%
HCA Holdings, Inc.*1	15,200	306,432
UnitedHealth Group, Inc.[1]	10,100	465,812
		772,244
Hotels, restaurants & leisure—3.25%
Carnival Corp.[1]	13,800	418,140
International Game Technology[1]	25,400	369,062
		787,202
Household products—2.71%
Colgate-Palmolive Co.[1]	7,400	656,232

Insurance—2.53%
Aflac, Inc.[1]	7,300	255,135
MetLife, Inc.[1]	12,700	355,727
		610,862
Internet & catalog retail—2.06%
Amazon.com, Inc.*1	2,300	497,329

IT services—2.97%
ServiceSource International, Inc.*	7,700	101,717
Visa, Inc., Class A1	7,200	617,184
		718,901
Life sciences tools & services—1.09%
Bio-Rad Laboratories, Inc., Class A*1	2,900	263,233

Machinery—3.04%
Illinois Tool Works, Inc.[1]	11,600	482,560
PACCAR, Inc.[1]	7,500	253,650
		736,210
Media—6.18%
Comcast Corp., Class A1	21,400	447,260
Time Warner, Inc.[1]	20,100	602,397
Viacom, Inc., Class B1	11,500	445,510
		1,495,167
Metals & mining—0.43%
Steel Dynamics, Inc.[1]	10,500	104,160

Oil, gas & consumable fuels—7.86%
EOG Resources, Inc.[1]	3,800	269,838
Exxon Mobil Corp.	9,600	697,248
Hess Corp.[1]	8,300	435,418
Peabody Energy Corp.	5,300	179,564
Ultra Petroleum Corp.*1	11,500	318,780
		1,900,848
Pharmaceuticals—6.96%
Allergan, Inc.[1]	3,400	280,092
Johnson & Johnson[1]	9,400	598,874
Merck & Co., Inc.[1]	17,800	582,238
Teva Pharmaceutical Industries Ltd. ADR	6,000	223,320
		1,684,524

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Real estate investment trust (REIT)—1.25%
Annaly Capital Management, Inc.[1]	18,100	$301,003

Road & rail—2.48%
Hertz Global Holdings, Inc.*1	33,900	301,710
Norfolk Southern Corp.[1]	4,900	298,998
		600,708
Semiconductors & semiconductor equipment—2.67%
Broadcom Corp., Class A*1	10,600	352,874
Intersil Corp., Class A1	28,400	292,236
		645,110
Software—4.68%
Adobe Systems, Inc.*1	29,200	705,764
Symantec Corp.*1	26,200	427,060
		1,132,824
Specialty retail—1.28%
GameStop Corp., Class A*1	13,400	309,540
Total common stocks (cost $30,616,980)		28,602,247

Investment company—3.98%
SPDR S&P 500 ETF Trust (cost $991,645)	8,500	961,945

Short-term investment—1.45%
Investment company—1.45%
UBS Cash Management Prime Relationship Fund[2] (cost $351,402)	351,402	351,402
Total investments before investments sold short—123.66% (cost $31,960,027)		29,915,594

Investments sold short—(24.56)%
Common stocks—(24.56)%
Chemicals—(0.52)%
EI Du Pont de Nemours & Co.	(1,300)	(51,961)
Praxair, Inc.	(800)	(74,784)
		(126,745)
Commercial banks—(1.60)%
BB&T Corp.	(4,300)	(91,719)
KeyCorp	(34,600)	(205,178)
M&T Bank Corp.	(1,300)	(90,870)
		(387,767)
Computers & peripherals—(0.60)%
NetApp, Inc.	(4,300)	(145,942)

Diversified telecommunication services—(0.77)%
CenturyLink, Inc.	(5,588)	(185,075)

Energy equipment & services—(0.59)%
Halliburton Co.	(4,700)	(143,444)

Food products—(0.77)%
Smithfield Foods, Inc.	(9,600)	(187,200)

Gas utilities—(0.47)%
Questar Corp.	(6,400)	(113,344)

Health care equipment & supplies—(1.10)%
IDEXX Laboratories, Inc.	(1,300)	(89,661)
Intuitive Surgical, Inc.	(300)	(109,284)
Zoll Medical Corp.	(1,800)	(67,932)
		(266,877)
Health care providers & services—(1.44)%
Bio-Reference Labs, Inc.	(4,700)	(86,527)
Humana, Inc.	(2,300)	(167,279)

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Health care providers & services—(concluded)
Laboratory Corp. of America Holdings	(1,200)	$(94,860)
		(348,666)
Hotels, restaurants & leisure—(1.08)%
Hyatt Hotels Corp., Class A	(4,400)	(138,028)
Starwood Hotels & Resorts Worldwide, Inc.	(3,200)	(124,224)
		(262,252)
Household products—(0.86)%
Church & Dwight Co., Inc.	(4,700)	(207,740)

Industrial conglomerates—(0.94)%
Tyco International Ltd.	(5,600)	(228,200)

Insurance—(0.67)%
Travelers Cos., Inc.	(3,300)	(160,809)

Internet software & services—(0.22)%
Monster Worldwide, Inc.	(7,500)	(53,850)

IT services—(0.52)%
Cognizant Technology Solutions Corp., Class A	(2,000)	(125,400)

Life sciences tools & services—(0.58)%
Mettler-Toledo International, Inc.	(600)	(83,976)
Thermo Fisher Scientific, Inc.	(1,100)	(55,704)
		(139,680)
Machinery—(0.61)%
AGCO Corp.	(4,300)	(148,651)

Media—(0.91)%
Discovery Communications, Inc., Class A	(3,500)	(131,670)
Lamar Advertising Co., Class A	(5,200)	(88,556)
		(220,226)
Multiline retail—(1.02)%
Dollar General Corp.	(6,500)	(245,440)

Multi-utilities—(1.63)%
Consolidated Edison, Inc.	(4,000)	(228,080)
Integrys Energy Group, Inc.	(3,400)	(165,308)
		(393,388)
Oil, gas & consumable fuels—(0.97)%
ConocoPhillips	(900)	(56,988)
Pioneer Natural Resources Co.	(2,700)	(177,579)
		(234,567)
Pharmaceuticals—(1.66)%
Eli Lilly & Co.	(8,200)	(303,154)
Perrigo Co.	(1,000)	(97,110)
		(400,264)
Semiconductors & semiconductor equipment—(1.90)%
Altera Corp.	(4,900)	(154,497)
LSI Corp.	(27,400)	(141,932)
Novellus Systems, Inc.	(6,000)	(163,560)
		(459,989)
Software—(1.15)%
BMC Software, Inc.	(4,800)	(185,088)
Compuware Corp.	(12,100)	(92,686)
		(277,774)
Specialty retail—(0.54)%
CarMax, Inc.	(2,200)	(52,470)
Williams-Sonoma, Inc.	(2,500)	(76,975)
		(129,445)

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
Water utilities—(1.44)%
American Water Works Co., Inc.	(6,400)	$(193,152)
Aqua America, Inc.	(7,200)	(155,304)
		(348,456)
Total investments sold short (proceeds $5,973,273)		(5,941,191)
Total investments, net of investments sold short—99.10%		23,974,403
Cash and other assets, less liabilities—0.90%		217,696
Net assets—100.00%		$24,192,099

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,313,907
Gross unrealized depreciation	(4,358,340)
Net unrealized depreciation of investments	$(2,044,433)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*                                         Non-income producing security.

1                                          All or a portion of these securities have been delivered to cover open short positions.

2                                          The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$221,096	$3,397,318	$3,267,012	$351,402	$66

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$28,602,247	$—	$—	$28,602,247
Common stocks sold short	(5,941,191)	—	—	(5,941,191)
Investment company	961,945	—	—	961,945
Short-term investment	—	351,402	—	351,402
Total	$23,623,001	$351,402	$—	$23,974,403

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	5.30%
Air freight & logistics	1.16
Airlines	1.23
Automobiles	1.35
Beverages	2.46
Biotechnology	4.43
Capital markets	2.75
Chemicals	2.13
Commercial banks	3.66
Communications equipment	3.54
Computers & peripherals	5.40
Construction materials	1.08
Diversified consumer services	0.77
Diversified financial services	4.31
Electric utilities	3.92
Energy equipment & services	4.12
Food & staples retailing	1.59
Food products	2.50
Health care equipment & supplies	2.52
Health care providers & services	2.78
Hotels, restaurants & leisure	2.52
Household products	2.16
Insurance	2.32
Internet & catalog retail	1.54
IT services	2.03
Life sciences tools & services	0.54
Machinery	1.92
Media	5.10
Oil, gas & consumable fuels	6.70
Pharmaceuticals	6.81
Real estate investment trust (REIT)	1.03
Road & rail	1.25
Semiconductors & semiconductor equipment	2.13
Software	3.62
Specialty retail	1.05
Textiles, apparel & luxury goods	0.84
Total common stocks	98.56%
Short-term investment	0.55
Investment of cash collateral from securities loaned	2.36
Total investments	101 .47%
Liabilities, in excess of cash and other assets	(1.47)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—98.56%
Aerospace & defense—5.30%
Boeing Co.	56,900	$3,443,019
General Dynamics Corp.	69,500	3,953,855
Textron, Inc.	148,400	2,617,776
		10,014,650
Air freight & logistics—1.16%
FedEx Corp.	32,500	2,199,600

Airlines—1.23%
Southwest Airlines Co.	289,000	2,323,560

Automobiles—1.35%
General Motors Co.*	126,500	2,552,770

Beverages—2.46%
PepsiCo, Inc.	75,000	4,642,500

Biotechnology—4.43%
Acorda Therapeutics, Inc.*	49,800	994,008
Alexion Pharmaceuticals, Inc.*	39,300	2,517,558
Amgen, Inc.	33,700	1,851,815
Amylin Pharmaceuticals, Inc.*	75,600	697,788
Pharmasset, Inc.*	28,000	2,306,360
		8,367,529
Capital markets—2.75%
Goldman Sachs Group, Inc.	29,100	2,751,405
Morgan Stanley	181,900	2,455,650
		5,207,055
Chemicals—2.13%
Celanese Corp., Series A	61,200	1,990,836
Dow Chemical Co.	91,000	2,043,860
		4,034,696
Commercial banks—3.66%
US Bancorp	120,400	2,834,216
Wells Fargo & Co.	169,600	4,090,752
		6,924,968
Communications equipment—3.54%
Cisco Systems, Inc.	211,000	3,268,390
QUALCOMM, Inc.	70,500	3,428,415
		6,696,805
Computers & peripherals—5.40%
Apple, Inc.*	21,300	8,119,134
Hewlett-Packard Co.	93,000	2,087,850
		10,206,984
Construction materials—1.08%
Martin Marietta Materials, Inc.[1]	32,300	2,042,006

Diversified consumer services—0.77%
Apollo Group, Inc., Class A*	36,500	1,445,765

Diversified financial services—4.31%
Citigroup, Inc.	162,030	4,151,209
JPMorgan Chase & Co.	132,500	3,990,900
		8,142,109
Electric utilities—3.92%
American Electric Power Co., Inc.	66,300	2,520,726
FirstEnergy Corp.	51,200	2,299,392
NextEra Energy, Inc.	48,000	2,592,960
		7,413,078
Energy equipment & services—4.12%
Baker Hughes, Inc.	28,500	1,315,560
Ensco PLC ADR	58,100	2,348,983

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Energy equipment & services—(concluded)
McDermott International, Inc.*	142,400	$1,532,224
Noble Corp. *	88,200	2,588,670
		7,785,437
Food & staples retailing—1.59%
Kroger Co.	137,200	3,012,912

Food products—2.50%
Kraft Foods, Inc., Class A	140,700	4,724,706

Health care equipment & supplies—2.52%
Baxter International, Inc.	39,400	2,211,916
Medtronic, Inc.	76,900	2,556,156
		4,768,072
Health care providers & services—2.78%
HCA Holdings, Inc.*	86,300	1,739,808
UnitedHealth Group, Inc.	76,400	3,523,568
		5,263,376
Hotels, restaurants & leisure—2.52%
Carnival Corp.	91,600	2,775,480
International Game Technology	136,800	1,987,704
		4,763,184
Household products—2.16%
Colgate-Palmolive Co.	46,000	4,079,280

Insurance—2.32%
Aflac, Inc.	57,300	2,002,635
MetLife, Inc.	84,800	2,375,248
		4,377,883
Internet & catalog retail—1.54%
Amazon.com, Inc.*	13,500	2,919,105

IT services—2.03%
ServiceSource International, Inc.*1	74,500	984,145
Visa, Inc., Class A	33,300	2,854,476
		3,838,621
Life sciences tools & services—0.54%
Bio-Rad Laboratories, Inc., Class A*	11,200	1,016,624

Machinery—1.92%
Illinois Tool Works, Inc.	87,100	3,623,360

Media—5.10%
Comcast Corp., Class A	170,400	3,561,360
Time Warner, Inc.	125,800	3,770,226
Viacom, Inc., Class B	59,800	2,316,652
		9,648,238
Oil, gas & consumable fuels—6.70%
EOG Resources, Inc.	32,800	2,329,128
Exxon Mobil Corp.	52,700	3,827,601
Hess Corp.	50,800	2,664,968
Peabody Energy Corp.	54,200	1,836,296
Ultra Petroleum Corp.*	72,377	2,006,290
		12,664,283
Pharmaceuticals—6.81%
Allergan, Inc.	32,600	2,685,588
Johnson & Johnson	85,400	5,440,834
Merck & Co., Inc.	110,700	3,620,997
Teva Pharmaceutical Industries Ltd. ADR	30,000	1,116,600
		12,864,019

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Real estate investment trust (REIT)—1.03%
Annaly Capital Management, Inc.	117,600	$1,955,688

Road & rail—1.25%
Hertz Global Holdings, Inc.*	264,400	2,353,160

Semiconductors & semiconductor equipment—2.13%
Broadcom Corp., Class A*	65,600	2,183,824
Intersil Corp., Class A	178,300	1,834,707
		4,018,531
Software—3.62%
Adobe Systems, Inc.*	154,000	3,722,180
Symantec Corp.*	191,100	3,114,930
		6,837,110
Specialty retail—1.05%
GameStop Corp., Class A*1	86,300	1,993,530

Textiles, apparel & luxury goods—0.84%
Coach, Inc.	30,700	1,591,181
Total common stocks (cost $194,893,585)		186,312,375

Short-term investment—0.55%
Investment company—0.55%
UBS Cash Management Prime Relationship Fund[2] (cost $1,040,938)	1,040,938	1,040,938

Investment of cash collateral from securities loaned—2.36%
UBS Private Money Market Fund LLC[2] (cost $4,456,790)	4,456,790	4,456,790
Total investments—101.47% (cost $200,391,313)		191,810,103
Liabilities, in excess of cash and other assets—(1.47)%		(2,783,444)
Net assets—100.00%		$189,026,659

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$18,896,803
Gross unrealized depreciation	(27,478,013)
Net unrealized depreciation of investments	$(8,581,210)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at September 30, 2011.

2                                          The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$3,069,181	$12,300,469	$14,328,712	$1,040,938	740
UBS Private Money Market Fund LLC[a]	10,614,564	20,647,137	26,804,911	4,456,790	166
	$13,683,745	$32,947,606	$41,133,623	$5,497,728	$906

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$186,312,375	$—	$—	$186,312,375
Short-term investment	—	1,040,938	—	1,040,938
Investment of cash collateral from securities loaned	—	4,456,790	—	4,456,790
Total	$186,312,375	$5,497,728	$—	$191,810,103

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	5.81%
Air freight & logistics	1.15
Airlines	1.41
Automobiles	1.92
Beverages	2.10
Capital markets	4.54
Chemicals	3.31
Commercial banks	6.01
Computers & peripherals	2.89
Construction materials	1.09
Diversified consumer services	0.87
Diversified financial services	6.04
Electric utilities	5.89
Energy equipment & services	3.02
Food & staples retailing	2.06
Food products	2.58
Health care equipment & supplies	2.70
Health care providers & services	3.79
Hotels, restaurants & leisure	1.26
Household products	2.85
Insurance	4.18
Life sciences tools & services	0.89
Machinery	1.50
Media	3.94
Oil, gas & consumable fuels	8.09
Pharmaceuticals	8.32
Real estate investment trust (REIT)	1.31
Road & rail	1.46
Semiconductors & semiconductor equipment	0.99
Software	3.56
Specialty retail	1.16
Total common stocks	96.69%
Investment company
SPDR S&P 500 ETF Trust	2.15
Short-term investment	1.23
Investment of cash collateral from securities loaned	1.15
Total investments	101.22%
Liabilities, in excess of cash and other assets	(1.22)
Net assets	100.00%

1                 Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Value Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—96.69%
Aerospace & defense—5.81%
Boeing Co.	12,400	$750,324
General Dynamics Corp.	17,100	972,819
Textron, Inc.	32,600	575,064
		2,298,207
Air freight & logistics—1.15%
FedEx Corp.	6,700	453,456

Airlines—1.41%
Southwest Airlines Co.	69,300	557,172

Automobiles—1.92%
General Motors Co.*	37,700	760,786

Beverages—2.10%
PepsiCo, Inc.	13,400	829,460

Capital markets—4.54%
Goldman Sachs Group, Inc.	7,600	718,580
Invesco Ltd.	22,700	352,077
Morgan Stanley	53,800	726,300
		1,796,957
Chemicals—3.31%
Celanese Corp., Series A	19,000	618,070
Dow Chemical Co.	30,700	689,522
		1,307,592
Commercial banks—6.01%
US Bancorp	43,700	1,028,698
Wells Fargo & Co.	55,900	1,348,308
		2,377,006
Computers & peripherals—2.89%
Apple, Inc.*	1,600	609,888
Hewlett-Packard Co.	23,700	532,065
		1,141,953
Construction materials—1.09%
Martin Marietta Materials, Inc.	6,800	429,896

Diversified consumer services—0.87%
Apollo Group, Inc., Class A*	8,700	344,607

Diversified financial services—6.04%
Citigroup, Inc.	43,770	1,121,387
JPMorgan Chase & Co.	42,070	1,267,149
		2,388,536
Electric utilities—5.89%
American Electric Power Co., Inc.	24,200	920,084
Edison International	20,900	799,425
NextEra Energy, Inc.	11,300	610,426
		2,329,935
Energy equipment & services—3.02%
McDermott International, Inc.*	31,600	340,016
Noble Corp.*	29,100	854,085
		1,194,101
Food & staples retailing—2.06%
Kroger Co.	37,200	816,912

Food products—2.58%
Kraft Foods, Inc., Class A	30,400	1,020,832

Health care equipment & supplies—2.70%
Baxter International, Inc.	8,900	499,646
Medtronic, Inc.	17,100	568,404
		1,068,050
Health care providers & services—3.79%
HCA Holdings, Inc.*	28,600	576,576

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	20,000	$922,400
		1,498,976
Hotels, restaurants & leisure—1.26%
Carnival Corp.	16,500	499,950

Household products—2.85%
Colgate-Palmolive Co.	12,700	1,126,236

Insurance—4.18%
ACE Ltd.	8,700	527,220
Aflac, Inc.	13,600	475,320
MetLife, Inc.	23,200	649,832
		1,652,372
Life sciences tools & services—0.89%
Bio-Rad Laboratories, Inc., Class A*	3,900	354,003

Machinery—1.50%
Illinois Tool Works, Inc.	14,300	594,880

Media—3.94%
Comcast Corp., Class A	47,100	984,390
Viacom, Inc., Class B	14,800	573,352
		1,557,742
Oil, gas & consumable fuels—8.09%
EOG Resources, Inc.	7,900	560,979
Exxon Mobil Corp.	11,750	853,402
Hess Corp.	13,800	723,948
Peabody Energy Corp.	13,700	464,156
Ultra Petroleum Corp.*	21,600	598,752
		3,201,237
Pharmaceuticals—8.32%
Johnson & Johnson	29,900	1,904,929
Merck & Co., Inc.	42,400	1,386,904
		3,291,833
Real estate investment trust (REIT)—1.31%
Annaly Capital Management, Inc.	31,200	518,856

Road & rail—1.46%
Hertz Global Holdings, Inc.*	65,100	579,390

Semiconductors & semiconductor equipment—0.99%
Intersil Corp., Class A	38,100	392,049

Software—3.56%
Adobe Systems, Inc.*	29,500	713,015
Symantec Corp.*	42,600	694,380
		1,407,395
Specialty retail—1.16%
GameStop Corp., Class A*1	19,900	459,690
Total common stocks (cost $43,219,461)		38,250,067

Investment company—2.15%
SPDR S&P 500 ETF Trust (cost $910,500)	7,500	848,775

Short-term investment—1.23%
Investment company—1.23%
UBS Cash Management Prime Relationship Fund[2] (cost $487,486)	487,486	487,486

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Short-term investment—(concluded)
Investment of cash collateral from securities loaned—1.15%
UBS Private Money Market Fund LLC[2] (cost $454,230)	454,230	$454,230

Total investments—101.22% (cost $45,071,677)		40,040,558
Liabilities, in excess of cash and other assets—(1.22)%		(483,156)
Net assets—100.00%		$39,557,402

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,335,039
Gross unrealized depreciation	(6,366,158)
Net unrealized depreciation of investments	$(5,031,119)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

*                                        Non-income producing security.

1                                         Security, or portion thereof, was on loan at September 30, 2011.

2                                         The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$406,762	$3,308,582	$3,227,858	$487,486	$158
UBS Private Money Market Fund LLC[a]	2,040,331	5,398,676	6,984,777	454,230	42
	$2,447,093	$8,707,258	$10,212,635	$941,716	$200

a                                         The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$38,250,067	$—	$—	$38,250,067
Investment company	848,775	—	—	848,775
Short-term investment	—	487,486	—	487,486
Investment of cash collateral from securities loaned	—	454,230	—	454,230
Total	$39,098,842	$941,716	$—	$40,040,558

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Air freight & logistics	1.22%
Auto components	1.64
Biotechnology	9.04
Chemicals	2.29
Commercial banks	0.23
Commercial services & supplies	0.95
Communications equipment	6.14
Computers & peripherals	0.55
Construction & engineering	1.07
Containers & packaging	1.44
Distributors	1.22
Electrical equipment	3.09
Electronic equipment, instruments & components	3.11
Energy equipment & services	1.95
Food & staples retailing	1.34
Food products	4.30
Health care equipment & supplies	4.54
Health care providers & services	4.32
Health care technology	1.04
Hotels, restaurants & leisure	5.38
Household durables	0.78
Internet & catalog retail	1.11
Internet software & services	0.76
Machinery	2.71
Media	1.09
Metals & mining	0.39
Oil, gas & consumable fuels	4.73
Pharmaceuticals	2.51
Real estate investment trust (REIT)	1.53
Road & rail	2.09
Semiconductors & semiconductor equipment	5.58
Software	9.21
Specialty retail	5.64
Textiles, apparel & luxury goods	1.08
Total common stocks	94.07%
Investment company
iShares Russell 2000 Growth Index Fund	3.71
Short-term investment	2.12
Investment of cash collateral from securities loaned	11.45
Total investments	111.35%
Liabilities, in excess of cash and other assets	(11.35)
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—94.07%
Air freight & logistics—1.22%
Hub Group, Inc., Class A*	52,200	$1,475,694

Auto components—1.64%
Tenneco, Inc.*	77,400	1,982,214

Biotechnology—9.04%
Amarin Corp. PLC ADR*	64,100	589,720
Cepheid, Inc.*	65,900	2,558,897
Emergent Biosolutions, Inc.*	40,900	631,087
Exact Sciences Corp.*	125,300	830,739
Exelixis, Inc.*	63,000	343,980
Incyte Corp. Ltd.*1	47,600	664,972
Ironwood Pharmaceuticals, Inc.*	65,500	707,400
Pharmasset, Inc.*	34,400	2,833,528
Regeneron Pharmaceuticals, Inc.*	12,800	744,960
Seattle Genetics, Inc.*1	55,100	1,050,206
		10,955,489
Chemicals—2.29%
LSB Industries, Inc.*	50,900	1,459,303
Solutia, Inc.*	102,700	1,319,695
		2,778,998
Commercial banks—0.23%
Columbia Banking System, Inc.	19,100	273,512

Commercial services & supplies—0.95%
Clean Harbors, Inc.*	22,400	1,149,120

Communications equipment—6.14%
Acme Packet, Inc.*	28,400	1,209,556
Aruba Networks, Inc.*1	90,400	1,890,264
Finisar Corp.*	94,021	1,649,128
Polycom, Inc.*	97,700	1,794,749
Riverbed Technology, Inc.*	44,900	896,204
		7,439,901
Computers & peripherals—0.55%
Fusion-io, Inc.*1	34,800	661,200

Construction & engineering—1.07%
EMCOR Group, Inc.*	63,800	1,297,054

Containers & packaging—1.44%
Rock-Tenn Co., Class A	35,756	1,740,602

Distributors—1.22%
LKQ Corp.*	61,300	1,481,008

Electrical equipment—3.09%
EnerSys*	55,400	1,109,108
Regal-Beloit Corp.	31,100	1,411,318
Woodward, Inc.	44,900	1,230,260
		3,750,686
Electronic equipment, instruments & components—3.11%
OSI Systems, Inc.*	68,000	2,279,360
Tech Data Corp.*	34,500	1,491,435
		3,770,795
Energy equipment & services—1.95%
Key Energy Services, Inc.*	141,000	1,338,090
Pioneer Drilling Co.*	143,400	1,029,612
		2,367,702
Food & staples retailing—1.34%
United Natural Foods, Inc.*	43,900	1,626,056

Food products—4.30%
Diamond Foods, Inc.[1]	39,700	3,167,663
TreeHouse Foods, Inc.*	33,100	2,046,904
		5,214,567
Health care equipment & supplies—4.54%
HeartWare International, Inc.*1	10,400	669,864
Insulet Corp.*	72,600	1,107,876

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Health care equipment & supplies—(concluded)
ResMed, Inc.*	40,200	$1,157,358
Thoratec Corp.*	36,000	1,175,040
Zoll Medical Corp.*	37,000	1,396,380
		5,506,518
Health care providers & services—4.32%
HMS Holdings Corp.*	68,835	1,678,886
IPC The Hospitalist Co., Inc.*	37,800	1,349,082
Mednax, Inc.*	13,400	839,376
PSS World Medical, Inc.*1	69,300	1,364,517
		5,231,861
Health care technology—1.04%
SXC Health Solutions Corp.*	22,632	1,260,602

Hotels, restaurants & leisure—5.38%
BJ’s Restaurants, Inc.*	36,200	1,596,782
Buffalo Wild Wings, Inc.*	22,700	1,357,460
Panera Bread Co., Class A*	9,000	935,460
Texas Roadhouse, Inc.	99,500	1,315,390
The Cheesecake Factory, Inc.*	53,300	1,313,845
		6,518,937
Household durables—0.78%
Ryland Group, Inc.[1]	46,200	492,030
Skullcandy, Inc.*1	32,376	457,473
		949,503
Internet & catalog retail—1.11%
Shutterfly, Inc.*	32,800	1,350,704

Internet software & services—0.76%
VistaPrint NV*1	23,600	637,908
Zillow, Inc.*1	10,523	287,804
		925,712
Machinery—2.71%
Chart Industries, Inc.*	40,700	1,716,319
Robbins & Myers, Inc.	45,100	1,565,421
		3,281,740
Media—1.09%
Imax Corp.*	90,800	1,314,784

Metals & mining—0.39%
Steel Dynamics, Inc.	47,900	475,168

Oil, gas & consumable fuels—4.73%
Approach Resources, Inc.*1	61,500	1,044,885
Resolute Energy Corp.*1	127,500	1,448,400
SM Energy Co.	39,600	2,401,740
Whiting Petroleum Corp.*	24,000	841,920
		5,736,945
Pharmaceuticals—2.51%
Nektar Therapeutics*	67,300	326,405
Questcor Pharmaceuticals, Inc.*	50,900	1,387,534
Viropharma, Inc.*	73,600	1,329,952
		3,043,891
Real estate investment trust (REIT)—1.53%
BioMed Realty Trust, Inc.	32,500	538,525
DuPont Fabros Technology, Inc.[1]	33,600	661,584
Franklin Street Properties Corp.	58,000	655,980
		1,856,089
Road & rail—2.09%
Knight Transportation, Inc.	70,800	942,348
Landstar System, Inc.	40,200	1,590,312
		2,532,660
Semiconductors & semiconductor equipment—5.58%
Cavium, Inc.*	56,200	1,517,962
Cirrus Logic, Inc.*	74,900	1,104,026
Cymer, Inc.*	27,300	1,015,014

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
Mellanox Technologies Ltd.*	47,892	$1,495,188
Skyworks Solutions, Inc.*	47,900	859,326
Veeco Instruments, Inc.*1	31,700	773,480
		6,764,996
Software—9.21%
Factset Research Systems, Inc.	20,000	1,779,400
NICE Systems Ltd. ADR*	48,600	1,475,010
QLIK Technologies, Inc.*	74,200	1,607,172
Rovi Corp.*	34,700	1,491,406
Synchronoss Technologies, Inc.*	55,400	1,380,014
Taleo Corp., Class A*	63,700	1,638,364
Ultimate Software Group, Inc.*	38,304	1,789,563
		11,160,929
Specialty retail—5.64%
Chico’s FAS, Inc.	102,700	1,173,861
Children’s Place Retail Stores, Inc.*	17,600	818,928
Francesca’s Holdings Corp.*1	47,117	999,352
Teavana Holdings, Inc.*1	41,400	842,076
The Men’s Wearhouse, Inc.	72,400	1,888,192
Wet Seal, Inc., Class A*	247,900	1,110,592
		6,833,001
Textiles, apparel & luxury goods—1.08%
PVH Corp.	22,500	1,310,400
Total common stocks (cost $98,389,631)		114,019,038

Investment company—3.71%
iShares Russell 2000 Growth Index Fund[1] (cost $4,898,615)	61,300	4,503,711

Short-term investment—2.12%
Investment company—2.12%
UBS Cash Management Prime Relationship Fund[2] (cost $2,571,751)	2,571,751	2,571,751

Investment of cash collateral from securities loaned—11.45%
UBS Private Money Market Fund LLC[2] (cost $13,875,522)	13,875,522	13,875,522
Total investments—111.35% (cost $119,735,519)		134,970,022
Liabilities, in excess of cash and other assets—(11.35)%		(13,758,224)
Net assets—100.00%		$121,211,798

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,652,963
Gross unrealized depreciation	(10,418,460)
Net unrealized appreciation of investments	$15,234,503

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value	months ended	months ended	Value	months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$1,436,127	$16,791,013	$15,655,389	$2,571,751	$946
UBS Private Money Market Fund LLC[a]	17,143,760	36,854,073	40,122,311	13,875,522	465
	$18,579,887	$53,645,086	$55,777,700	$16,447,273	$1,411

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$114,019,038	$—	$—	$114,019,038
Investment company	4,503,711	—	—	4,503,711
Short-term investment	—	2,571,751	—	2,571,751
Investment of cash collateral from securities loaned	—	13,875,522	—	13,875,522
Total	$118,522,749	$16,447,273	$—	$134,970,022

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	1.26%
Air freight & logistics	1.03
Airlines	0.22
Auto components	0.17
Automobiles	0.45
Beverages	1.31
Biotechnology	1.11
Building products	0.26
Capital markets	0.39
Chemicals	2.02
Commercial banks	1.91
Commercial services & supplies	0.11
Communications equipment	1.30
Computers & peripherals	2.81
Construction & engineering	0.02
Construction materials	0.21
Diversified consumer services	0.11
Diversified financial services	0.99
Diversified telecommunication services	0.82
Electric utilities	2.34
Electrical equipment	0.78
Electronic equipment, instruments & components	0.18
Energy equipment & services	1.38
Food & staples retailing	1.28
Food products	1.49
Gas utilities	0.21
Health care equipment & supplies	0.57
Health care providers & services	1.26
Hotels, restaurants & leisure	2.22
Household durables	0.06
Household products	0.71
Industrial conglomerates	0.73
Insurance	1.50
Internet & catalog retail	1.78
Internet software & services	1.65
IT services	1.33
Life sciences tools & services	0.81
Machinery	1.30
Media	1.51
Metals & mining	1.20
Multiline retail	0.15
Office electronics	0.04
Oil, gas & consumable fuels	3.95
Personal products	0.53
Pharmaceuticals	3.58
Road & rail	0.93
Semiconductors & semiconductor equipment	1.37
Software	2.85
Specialty retail	0.72
Textiles, apparel & luxury goods	1.24
Thrifts & mortgage finance	0.03
Tobacco	0.59
Trading companies & distributors	0.17
Wireless telecommunication services	0.98
Total common stocks	57.92%
Preferred stocks	0.55

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Diversified financial services	0.11
Electric utilities	0.14
Oil, gas & consumable fuels	0.06
Wireless telecommunication services	0.07%
Total corporate bonds	0.38%
Collateralized debt obligation	0.00 [2]
Mortgage & agency debt securities	0.01
Total bonds	0.39
Investment company
UBS Global Corporate Bond Relationship Fund	15.57
Rights	0.00 [2]
Short-term investment	28.33
Investment of cash collateral from securities loaned	0.48
Total investments before investments sold short	103.24%
Investments sold short
Common stocks
Air freight & logistics	(0.77)
Airlines	(0.07)
Beverages	(0.26)
Capital markets	(0.12)
Chemicals	(0.41)
Commercial banks	(0.30)
Communications equipment	(0.06)
Computers & peripherals	(0.84)
Distributors	(0.12)
Electric utilities	(0.37)
Electrical equipment	(0.24)
Energy equipment & services	(0.14)
Food & staples retailing	(0.31)
Food products	(0.68)
Gas utilities	(0.13)
Health care equipment & supplies	(0.42)
Health care providers & services	(0.52)
Hotels, restaurants & leisure	(0.55)
Household products	(0.30)
Independent power producers & energy traders	(0.10)
Industrial conglomerates	(0.40)
Insurance	(0.19)
Internet software & services	(0.14)
IT services	(0.56)
Life sciences tools & services	(0.56)
Machinery	(0.56)
Media	(0.21)
Metals & mining	(0.07)
Multiline retail	(0.36)
Multi-utilities	(1.01)
Oil, gas & consumable fuels	(1.23)
Pharmaceuticals	(0.88)
Road & rail	(0.21)
Semiconductors & semiconductor equipment	(0.94)
Software	(0.75)
Specialty retail	(0.65)
Thrifts & mortgage finance	(0.04)
Trading companies & distributors	(0.58)
Water utilities	(0.36)
Total investments sold short	(16.41)%
Total investments, net of investments sold short	86.83
Cash and other assets, less liabilities	13.17
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification and derivatives exposure was included.

2	Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—57.92%
Argentina—0.19%
MercadoLibre, Inc.	10,900	$585,875

Australia—0.14%
Alumina Ltd.[1]	32,665	45,673
BHP Billiton Ltd.	3,154	104,791
Incitec Pivot Ltd.	45,294	140,418
National Australia Bank Ltd.	6,486	137,801
Total Australia common stocks		428,683

Austria—0.32%
Bwin.Party Digital Entertainment PLC	48,163	89,008
Erste Group Bank AG	13,716	349,607
Wiener Staedtische Versicherung AG	14,246	541,028
Total Austria common stocks		979,643

Belgium—0.33%
Anheuser-Busch InBev NV	3,436	182,223
Nyrstar NV*1	33,469	292,307
UCB SA NPV	12,477	531,299
Total Belgium common stocks		1,005,829

Brazil—0.03%
Cia Hering	4,500	75,174

Canada—0.13%
Bombardier, Inc., Class B	39,600	138,689
Pan American Silver Corp.	3,482	93,213
Teck Resources Ltd., Class B	1,100	32,457
Trican Well Service Ltd.	8,900	126,209
Total Canada common stocks		390,568

China—0.89%
Baidu, Inc. ADR*	11,900	1,272,229
Ctrip.com International Ltd. ADR*	2,800	90,048
Dongfang Electric Corp. Ltd., H Shares	52,600	135,083
Focus Media Holding Ltd. ADR*1	25,100	421,429
Intime Department Store Group Co., Ltd.	60,000	66,528
Melco Crown Entertainment Ltd. ADR*1	13,400	111,354
Sina Corp.*	7,300	522,753
Xinyi Glass Holdings Ltd.[1]	56,000	23,242
Youku.com, Inc. ADR*	3,300	53,988
Total China common stocks		2,696,654

Denmark—0.19%
Jyske Bank A/S*	12,085	358,403
Novo Nordisk A/S, Class B	2,300	228,648
Total Denmark common stocks		587,051

Finland—0.36%
Sampo Oyj, Class A	41,179	1,031,360
YIT Oyj	4,072	61,121
Total Finland common stocks		1,092,481

France—0.51%
BNP Paribas	3,304	130,780
LVMH Moet Hennessy Louis Vuitton SA	3,674	487,197
Sanofi-Aventis SA	4,182	274,586
Schneider Electric SA	8,133	437,869
Technip SA	875	70,025
Valeo SA	3,021	126,860
Total France common stocks		1,527,317

Germany—1.92%
Aareal Bank AG*	5,482	84,811
Allianz SE NA	6,744	634,616
Bayerische Motoren Werke AG	7,991	529,486
Deutsche Bank AG	1,100	38,326
Dialog Semiconductor PLC*	7,550	128,129
E.ON AG	34,998	763,269
Fresenius Medical Care AG & Co. KGaA	11,600	785,889

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Germany—(concluded)
Fresenius SE & Co KGaA	1,698	$150,697
GEA Group AG	6,405	149,656
Kabel Deutschland Holding AG*	3,951	212,977
Lanxess AG	2,246	107,964
Linde AG	4,818	642,589
SAP AG	28,748	1,465,436
Sky Deutschland AG*	18,753	48,372
ThyssenKrupp AG	2,769	67,965
Total Germany common stocks		5,810,182

Greece—0.16%
Hellenic Telecommunications Organization SA	114,697	490,235

Guernsey—0.01%
Resolution Ltd.	8,270	31,743

Hong Kong—0.11%
Emperor Watch & Jewellery Ltd.[1]	600,000	69,632
Hong Kong Exchanges & Clearing Ltd.[1]	10,000	143,244
Shangri-La Asia Ltd.	56,000	105,511
Total Hong Kong common stocks		318,387

Ireland—0.14%
CRH PLC	27,943	430,985

Israel—0.03%
Mellanox Technologies Ltd.*	2,700	84,294

Italy—0.42%
DiaSorin SpA	1,898	70,025
ENI SpA	48,141	845,859
Saipem SpA	6,804	238,568
Tod’s SpA	1,465	123,272
Total Italy common stocks		1,277,724

Japan—0.86%
Canon, Inc.	2,700	122,235
Dena Co., Ltd.	6,000	251,011
Denki Kagaku Kogyo KK	51,000	193,940
FANUC Corp.	2,500	344,197
Isuzu Motors Ltd.	48,000	205,519
Komatsu Ltd.	5,800	125,246
Makino Milling Machine Co., Ltd.	10,000	58,682
Mitsubishi Corp.	10,100	205,683
Mitsubishi UFJ Financial Group, Inc.	23,900	107,420
Nippon Sheet Glass Co., Ltd.	41,000	91,574
Nissan Motor Co., Ltd.	23,600	208,559
NTT DoCoMo, Inc.	30	54,687
ORIX Corp.	3,060	238,466
OSAKA Titanium Technologies Co.[1]	2,500	103,607
Rakuten, Inc.	153	178,668
Toshiba Corp.	29,000	118,254
Total Japan common stocks		2,607,748

Luxembourg—0.15%
ArcelorMittal	28,809	460,110

Netherlands—2.17%
ASML Holding NV	16,351	568,168
Gemalto NV	1,988	94,775
Heineken NV	15,749	703,814
Hunter Douglas NV	4,477	178,715
ING Groep NV CVA*	128,664	905,539
Koninklijke DSM NV	8,217	357,245
Ordina NV*	23,453	44,782
Reed Elsevier NV	56,162	614,146
Royal Dutch Shell PLC, Class A	83,849	2,600,599
TNT Express NV1	42,704	294,651
TNT NV	44,937	196,780
Total Netherlands common stocks		6,559,214

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Norway—0.96%
Petroleum Geo-Services ASA*	57,011	$574,700
Statoil ASA	31,826	680,021
Storebrand ASA	26,152	131,366
Subsea 7 SA*	8,461	160,858
Telenor ASA	87,555	1,349,726
Total Norway common stocks		2,896,671

Portugal—0.21%
Portugal Telecom, SGPS, SA	86,751	632,569

Russia—0.12%
NovaTek OAO GDR[2]	2,426	276,496
VTB Bank OJSC GDR[2]	19,302	79,315
Total Russia common stocks		355,811

Singapore—0.14%
Biosensors International Group Ltd.*	165,000	152,758
Golden Agri-Resources Ltd.	308,000	141,455
Keppel Corp. Ltd.	21,900	128,280
Total Singapore common stocks		422,493

South Korea—0.12%
Hyundai Mobis	1,320	374,884

Spain—0.82%
Acciona SA	4,905	414,055
Banco Bilbao Vizcaya Argentaria SA	3,796	30,930
Banco Santander SA	11,039	90,245
Enagas SA	34,001	626,149
Inditex SA	2,528	216,492
Repsol YPF SA	38,547	1,015,633
Viscofan SA	2,243	80,867
Total Spain common stocks		2,474,371

Sweden—1.33%
Assa Abloy AB, Class B	33,717	694,125
Nordea Bank AB	156,910	1,267,874
Skandinaviska Enskilda Banken AB, Class A	21,825	117,344
Swedbank AB, Class A	35,927	395,894
Swedish Match AB	23,136	765,549
Telefonaktiebolaget LM Ericsson, Class B	69,670	667,551
Trelleborg AB, Class B	8,360	53,780
Volvo AB, Class B	6,802	66,501
Total Sweden common stocks		4,028,618

Switzerland—2.14%
ABB Ltd.*	61,132	1,043,994
Compagnie Financiere Richemont SA, Class A	3,106	137,878
Credit Suisse Group AG*	3,071	79,690
GAM Holding AG*	12,121	151,489
Givaudan SA*	900	703,102
Nestle SA	11,648	640,294
Nobel Biocare Holding AG*	20,534	205,622
Novartis AG	32,683	1,824,023
Roche Holding AG (Non-voting)	8,346	1,342,719
STMicroelectronics NV	27,010	176,485
Swatch Group AG	2,736	163,511
Total Switzerland common stocks		6,468,807

United Kingdom—8.46%
Aberdeen Asset Management PLC	273,160	730,702
Afren PLC*	55,352	69,421
Aggreko PLC	13,506	341,095
Anglo American PLC	30,185	1,040,948
BAE Systems PLC	211,827	873,300
Barclays PLC	261,046	640,822
BG Group PLC	12,295	234,125
BP PLC	142,661	855,667
Compass Group PLC	61,555	497,763

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
Croda International PLC	3,029	$77,163
Diageo PLC	45,225	860,440
Ensco PLC ADR[3]	13,800	557,934
GlaxoSmithKline PLC	87,151	1,799,361
Halma PLC	56,242	275,520
Hiscox Ltd.	30,089	171,809
HSBC Holdings PLC	147,304	1,122,654
Imperial Tobacco Group PLC	30,151	1,018,214
Jardine Lloyd Thompson Group PLC	33,324	325,834
Kingfisher PLC	88,427	338,956
Pearson PLC	38,741	681,896
Prudential PLC	137,325	1,175,390
Reckitt Benckiser Group PLC	20,811	1,052,139
Rio Tinto PLC	3,460	152,810
Sage Group PLC	607,046	2,406,877
Shire PLC	8,167	254,662
Smiths Group PLC	19,733	304,018
Sportingbet PLC	461,659	331,844
Stagecoach Group PLC	223,491	852,132
Standard Chartered PLC	11,199	223,525
Tesco PLC	175,343	1,025,660
Tullow Oil PLC	39,828	808,058
Unilever PLC	45,436	1,423,317
Vodafone Group PLC	528,642	1,365,136
Weir Group PLC	7,516	180,085
William Hill PLC	123,407	433,599
Wolseley PLC	12,961	322,641
Xstrata PLC	62,574	784,767
Total United Kingdom common stocks		25,610,284

United States—34.56%
Acorda Therapeutics, Inc.*3	22,300	445,108
Adobe Systems, Inc.*3	59,100	1,428,447
Aflac, Inc.[3]	14,600	510,270
Agilent Technologies, Inc.*3	46,400	1,450,000
Alexion Pharmaceuticals, Inc.*3	18,000	1,153,080
Allergan, Inc.[3]	27,800	2,290,164
Amazon.com, Inc.*3	17,000	3,675,910
American Electric Power Co., Inc.[3]	37,500	1,425,750
Amylin Pharmaceuticals, Inc.*3	35,800	330,434
Apollo Group, Inc., Class A*3	8,700	344,607
Apple, Inc.*3	13,900	5,298,402
Arch Coal, Inc.	10,000	145,800
Autodesk, Inc.*	14,200	394,476
Baxter International, Inc.[3]	6,500	364,910
Bio-Rad Laboratories, Inc., Class A*3	10,900	989,393
Boeing Co.[3]	2,500	151,275
Broadcom Corp., Class A*3	38,000	1,265,020
C.H. Robinson Worldwide, Inc[3].	18,800	1,287,236
Carnival Corp.[3]	12,500	378,750
Celanese Corp., Series A3	24,300	790,479
Chipotle Mexican Grill, Inc.*	2,200	666,490
Citigroup, Inc.[3]	7,020	179,852
CME Group, Inc.[3]	5,700	1,404,480
Coach, Inc.[3]	9,600	497,568
Colgate-Palmolive Co.[3]	12,400	1,099,632
Comcast Corp., Class A3	13,800	288,420
Concho Resources, Inc.*3	18,300	1,301,862
CONSOL Energy, Inc.	19,900	675,207
Crown Castle International Corp.*3	37,700	1,533,259
CVS Caremark Corp.[3]	45,400	1,524,532
Danaher Corp.[3]	42,100	1,765,674
Discovery Communications, Inc., Class A*	23,300	876,546
Dolby Laboratories, Inc., Class A*3	9,600	263,424
Dover Corp.[3]	20,000	932,000

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Dow Chemical Co.	22,700	$509,842
Ecolab, Inc.[1]	12,700	620,903
Edison International[3]	33,100	1,266,075
Edwards Lifesciences Corp.*	9,200	655,776
EMC Corp.*3	93,500	1,962,565
EOG Resources, Inc.[3]	12,300	873,423
Estee Lauder Cos., Inc., Class A3	18,200	1,598,688
Exelon Corp.[3]	11,400	485,754
Express Scripts, Inc.*3	43,200	1,601,424
FedEx Corp.[3]	19,800	1,340,064
Fidelity National Information Services, Inc.[3]	28,000	680,960
FirstEnergy Corp.[3]	29,700	1,333,827
FMC Corp.	12,200	843,752
FMC Technologies, Inc.*	35,900	1,349,840
Fortune Brands, Inc.[3]	9,600	519,168
Freeport-McMoRan Copper & Gold, Inc.	14,700	447,615
GameStop Corp., Class A*3	43,200	997,920
General Dynamics Corp.[3]	20,000	1,137,800
General Motors Co.*3	21,100	425,798
Goldman Sachs Group, Inc.[3]	1,900	179,645
Google, Inc., Class A*3	4,500	2,314,710
HCA Holdings, Inc.*3	43,900	885,024
Hertz Global Holdings, Inc.*3	71,300	634,570
Hess Corp.[3]	6,900	361,974
Hewlett-Packard Co.[3]	33,700	756,565
Illinois Tool Works, Inc.[3]	37,300	1,551,680
Interpublic Group of Cos., Inc.[3]	45,300	326,160
Intersil Corp., Class A3	96,700	995,043
JB Hunt Transport Services, Inc.[3]	10,500	379,260
Johnson & Johnson[3]	7,200	458,712
JPMorgan Chase & Co.[3]	4,500	135,540
Kellogg Co.[3]	31,300	1,664,847
Kohl’s Corp.[3]	7,900	387,890
Kraft Foods, Inc., Class A3	16,900	567,502
Kroger Co.[3]	45,800	1,005,768
Las Vegas Sands Corp.*3	51,600	1,978,344
Lowe’s Cos., Inc.[3]	24,800	479,632
Marvell Technology Group Ltd.*3	34,800	505,644
McDonald’s Corp.[3]	23,100	2,028,642
Medtronic, Inc.[3]	8,500	282,540
Merck & Co., Inc.[3]	12,800	418,688
Molson Coors Brewing Co., Class B3	9,200	364,412
NextEra Energy, Inc.[3]	25,600	1,382,912
NIKE, Inc., Class B3	13,300	1,137,283
Noble Corp.*3	24,100	707,335
Norfolk Southern Corp.[3]	5,100	311,202
Oracle Corp.[3]	51,100	1,468,614
PACCAR, Inc.[3]	13,600	459,952
PepsiCo, Inc.[3]	21,700	1,343,230
Pharmasset, Inc.*3	17,400	1,433,238
Polo Ralph Lauren Corp.[3]	9,400	1,219,180
Precision Castparts Corp.[3]	9,700	1,507,962
Priceline.com, Inc.*	3,400	1,528,164
Procter & Gamble Co.	100	6,318
QLogic Corp.*3	22,000	278,960
QUALCOMM, Inc.[3]	43,800	2,129,994
Riverbed Technology, Inc.*	56,700	1,131,732
Roper Industries, Inc.	10,900	751,119
Salesforce.com, Inc.*	8,600	982,808
Schlumberger Ltd.	6,500	388,245
ServiceSource International, Inc.*1,3	27,400	361,954
Sherwin-Williams Co.[3]	15,300	1,137,096
Southwest Airlines Co.[3]	84,200	676,968
Symantec Corp.*3	28,800	469,440
Teradata Corp.*	11,000	588,830

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Texas Instruments, Inc.[3]	15,900	$423,735
Time Warner, Inc.[3]	17,200	515,484
Ultra Petroleum Corp.*3	43,200	1,197,504
Union Pacific Corp.	7,800	637,026
UnitedHealth Group, Inc.[3]	8,300	382,796
US Bancorp[3]	10,900	256,586
Viacom, Inc., Class B3	15,200	588,848
Visa, Inc., Class A3	27,500	2,357,300
Vulcan Materials Co.[3]	6,900	190,164
Walgreen Co.	9,200	302,588
Watson Pharmaceuticals, Inc.*3	20,600	1,405,950
Wells Fargo & Co.[3]	19,300	465,516
Total United States common stocks		104,568,476
Total common stocks (cost $182,111,965)		175,272,881

Preferred stocks—0.55%
Germany—0.55%
Henkel AG & Co KGaA, Preference shares	20,371	1,082,429
Volkswagen AG, Preference shares	4,467	590,983
Total preferred stocks (cost $1,475,886)		1,673,412

	Face amount
Bonds—0.39%
Corporate bonds—0.38%
Brazil—0.06%
Petrobras International Finance Co.,
5.375%, due 01/27/21	$200,000		198,894

Canada—0.07%
Rogers Communications, Inc.,
5.340%, due 03/22/21	CAD	200,000	199,389

Portugal—0.14%
EDP Finance BV,
4.900%, due 10/01/19[4]	$600,000		433,695

United States—0.11%
SLM Corp.,
1.785%, due 11/15/11[5]	EUR	250,000	333,498
Total corporate bonds (cost $1,314,978)			1,165,476

Collateralized debt obligation—0.00%[6]
Cayman Islands—0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[4,7,8,9] (cost $8,119,558)	8,000,000		320

Mortgage & agency debt securities—0.01%
United States—0.01%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.290%, due 05/25/36[5]	188,271		2
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
5.985%, due 06/25/36[5]	475,043		5

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—(concluded)
United States—(concluded)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.004%, due 04/25/35[5]	$1,460,185	$34,844
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3B1,
4.001%, due 12/25/36[5]	542,605	4,292
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.873%, due 09/25/36[5]	84,384	211
Series 2006-18, Class B1,
6.000%, due 12/26/36	591,849	414
Total mortgage & agency debt securities (cost $643,321)		39,768
Total bonds (cost $10,077,857)		1,205,564

Shares
Investment company—15.57%
UBS Global Corporate Bond Relationship Fund*10 (cost $47,664,000)	4,269,784	47,103,827

Number of rights
Rights—0.00%[6]
Spain—0.00%[6]
Banco Bilbao Vizcaya Argentaria SA, expires 10/14/11* (cost $0)	3,796	560

	Shares
Short-term investment—28.33%
Investment company—28.33%
UBS Cash Management Prime Relationship Fund[10] (cost $85,731,878)	85,731,878	85,731,878

Investment of cash collateral from securities loaned—0.48%
UBS Private Money Market Fund LLC[10] (cost $1,447,646)	1,447,646	1,447,646
Total investments before investments sold short—103.24% (cost $328,509,232)		312,435,768

Investments sold short—(16.41)%
Common stocks—(16.41)%
Switzerland—(0.40)%
Tyco International Ltd.	(30,000)	(1,222,500)

United Kingdom—(0.00)%[6]
BP PLC	(23)	(138)

United States—(16.01)%
Abbott Laboratories	(9,100)	(465,374)
Abercrombie & Fitch Co., Class A	(6,100)	(375,516)
Advanced Micro Devices, Inc.	(67,900)	(344,932)
AGCO Corp.	(7,700)	(266,189)
Alliant Energy Corp.	(21,300)	(823,884)
Altera Corp.	(27,100)	(854,463)
American Water Works Co., Inc.	(21,400)	(645,852)
Aqua America, Inc.	(20,800)	(448,656)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
BB&T Corp.	(8,600)	$(183,438)
Bio-Reference Labs, Inc.	(17,700)	(325,857)
BMC Software, Inc.	(24,900)	(960,144)
Bristol-Myers Squibb Co.	(13,600)	(426,768)
Brown-Forman Corp., Class B	(11,000)	(771,540)
C.H. Robinson Worldwide, Inc.	(19,000)	(1,300,930)
Calpine Corp.	(20,800)	(292,864)
Cardinal Health, Inc.	(10,200)	(427,176)
CarMax, Inc.	(6,800)	(162,180)
Caterpillar, Inc.	(10,800)	(797,472)
Charles River Laboratories International, Inc.	(14,800)	(423,576)
Chesapeake Energy Corp.	(23,900)	(610,645)
Chevron Corp.	(2,600)	(240,552)
Choice Hotels International, Inc.	(6,500)	(193,180)
Church & Dwight Co., Inc.	(20,700)	(914,940)
Cognizant Technology Solutions Corp., Class A	(12,300)	(771,210)
Compuware Corp.	(58,100)	(445,046)
ConocoPhillips	(20,400)	(1,291,728)
CONSOL Energy, Inc.	(6,900)	(234,117)
Consolidated Edison, Inc.	(22,500)	(1,282,950)
CSX Corp.	(33,800)	(631,046)
Dell, Inc.	(71,300)	(1,008,895)
Diebold, Inc.	(8,500)	(233,835)
Dollar General Corp.	(13,500)	(509,760)
eBay, Inc.	(9,300)	(274,257)
EI Du Pont de Nemours & Co.	(16,300)	(651,511)
Eli Lilly & Co.	(42,200)	(1,560,134)
EMC Corp.	(29,600)	(621,304)
Expeditors International Washington, Inc.	(25,000)	(1,013,750)
Fastenal Co.	(11,800)	(392,704)
Fiserv, Inc.	(7,600)	(385,852)
Flowers Foods, Inc.	(41,000)	(797,860)
Franklin Resources, Inc.	(1,200)	(114,768)
Freeport-McMoRan Copper & Gold, Inc.	(7,000)	(213,150)
Gap, Inc.	(11,500)	(186,760)
Genuine Parts Co.	(6,900)	(350,520)
Hormel Foods Corp.	(13,600)	(367,472)
Hudson City Bancorp, Inc.	(23,300)	(131,878)
Humana, Inc.	(4,300)	(312,739)
Hyatt Hotels Corp., Class A	(5,500)	(172,535)
IDEXX Laboratories, Inc.	(5,100)	(351,747)
Integrys Energy Group, Inc.	(19,500)	(948,090)
Intel Corp.	(8,700)	(185,571)
International Business Machines Corp.	(3,000)	(525,090)
Intuitive Surgical, Inc.	(2,200)	(801,416)
JC Penney Co., Inc.	(12,000)	(321,360)
JetBlue Airways Corp.	(50,200)	(205,820)
Joy Global, Inc.	(5,800)	(361,804)
KeyCorp.	(35,000)	(207,550)
Laboratory Corp. of America Holdings	(6,500)	(513,825)
Lamar Advertising Co., Class A	(21,500)	(366,145)
LSI Corp.	(131,800)	(682,724)
M&T Bank Corp.	(3,700)	(258,630)
McDonald’s Corp.	(8,300)	(728,906)
Mettler-Toledo International, Inc.	(2,500)	(349,900)
Micron Technology, Inc.	(29,200)	(147,168)
Monster Worldwide, Inc.	(22,500)	(161,550)
Navistar International Corp.	(8,600)	(276,232)
NetApp, Inc.	(20,000)	(678,800)
Nordstrom, Inc.	(5,400)	(246,672)
Northern Trust Corp.	(3,200)	(111,936)
Novellus Systems, Inc.	(23,200)	(632,432)
Occidental Petroleum Corp.	(6,100)	(436,150)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
PerkinElmer, Inc.	(18,000)	$(345,780)
Perrigo Co.	(2,300)	(223,353)
Pioneer Natural Resources Co.	(7,100)	(466,967)
PNC Financial Services Group, Inc.	(5,600)	(269,864)
Praxair, Inc.	(6,200)	(579,576)
Procter & Gamble Co.	(100)	(6,318)
Questar Corp.	(21,300)	(377,223)
Red Hat, Inc.	(20,000)	(845,200)
Rockwell Automation, Inc.	(12,800)	(716,800)
Sara Lee Corp.	(19,900)	(325,365)
Schlumberger Ltd.	(7,300)	(436,029)
Smithfield Foods, Inc.	(29,500)	(575,250)
Southern Co.	(26,100)	(1,105,857)
Spectra Energy Corp.	(19,000)	(466,070)
Starwood Hotels & Resorts Worldwide, Inc.	(14,700)	(570,654)
T. Rowe Price Group, Inc.	(3,000)	(143,310)
Tellabs, Inc.	(41,300)	(177,177)
Thermo Fisher Scientific, Inc.	(11,300)	(572,232)
Time Warner Cable, Inc.	(4,400)	(275,748)
TJX Cos., Inc.	(16,700)	(926,349)
Travelers Cos., Inc.	(11,700)	(570,141)
Whole Foods Market, Inc.	(14,400)	(940,464)
Williams-Sonoma, Inc.	(10,700)	(329,453)
WW Grainger, Inc.	(9,200)	(1,375,768)
Zoll Medical Corp.	(3,100)	(116,994)
Total United States common stocks		(48,449,369)
Total investments sold short (proceeds $44,757,873)		(49,672,007)
Total investments, net of investments sold short—86.83%		262,763,761
Cash and other assets, less liabilities—13.17%		39,858,329
Net assets—100.00%		$302,622,090

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,946,089
Gross unrealized depreciation	(32,019,553)
Net unrealized depreciation of investments	$(16,073,464)

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of these securities amounted to $355,811 or 0.12% of net assets.

3	All or a portion of these securities have been delivered to cover open short positions.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $434,015 or 0.14% of net assets.

5	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2011 and changes periodically.
6	Amount represents less than 0.005%.
7	Security is illiquid. At September 30, 2011, the value of this security amounted to $320 or 0.00% of net assets.
8	Security is in default.
9	This security, which represents 0.00% of net assets as of September 30, 2011, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 09/30/11	Value as a percentage of net assets
LNR CDO Ltd., Series 2006-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	$8,138,056	2.69%	$320	0.00%[a]

a Amount represents less than 0.005%.

10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$45,918,039	$160,786,059	$120,972,220	$—	$—	$85,731,878	$26,018
UBS Private Money Market Fund LLC[a]	8,124,287	10,891,035	17,567,676	—	—	1,447,646	128
UBS Global Corporate Bond Relationship Fund	—	47,664,000	—	—	(560,173)	47,103,827	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	7,694,043	—	7,792,467	2,841,883	(2,743,459)	—	—
UBS U.S. Equity Alpha Relationship Fund	38,923,054	—	38,614,590	11,130,209	(11,438,673)	—	—
	$100,659,423	$219,341,094	$184,946,953	$13,972,092	$(14,742,305)	$134,283,351	$26,146

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	AUD	6,025,000	USD	6,158,996	12/07/11	$374,634
Goldman Sachs International	CHF	16,930,000	USD	21,004,963	12/07/11	2,302,050
Goldman Sachs International	EUR	8,937,566	CHF	10,735,000	12/07/11	(111,358)
Goldman Sachs International	NZD	7,634,853	GBP	3,940,000	12/07/11	346,673
Goldman Sachs International	USD	12,250,316	GBP	7,945,000	12/07/11	131,543
Goldman Sachs International	USD	7,256,387	SGD	8,720,000	12/07/11	(588,565)
HSBC Bank, N.A.	AUD	15,680,000	USD	16,544,909	12/07/11	1,491,168
HSBC Bank, N.A.	NZD	23,690,000	USD	20,065,430	12/07/11	2,088,589
HSBC Bank, N.A.	PLN	10,220,020	EUR	2,265,000	12/07/11	(31,078)
JPMorgan Chase Bank	CAD	440,000	USD	444,208	12/02/11	24,873
JPMorgan Chase Bank	CNY	33,935,000	USD	5,345,357	12/07/11	27,497
JPMorgan Chase Bank	DKK	15,470,000	USD	2,996,378	12/07/11	211,134
JPMorgan Chase Bank	EUR	2,355,000	USD	3,394,968	12/02/11	240,791
JPMorgan Chase Bank	GBP	100,000	USD	156,180	12/02/11	328
JPMorgan Chase Bank	JPY	477,475,365	EUR	4,575,000	12/07/11	(68,845)
JPMorgan Chase Bank	KRW	3,789,750,000	USD	3,100,000	12/07/11	(104,870)
JPMorgan Chase Bank	MYR	19,840,000	USD	6,200,000	12/07/11	(427)
JPMorgan Chase Bank	NOK	12,360,000	USD	2,296,373	12/07/11	197,547
JPMorgan Chase Bank	SEK	18,730,000	USD	2,936,934	12/07/11	216,046
JPMorgan Chase Bank	SGD	8,720,000	USD	6,680,738	12/07/11	12,916
JPMorgan Chase Bank	USD	226,422	CAD	225,000	12/02/11	(11,990)
JPMorgan Chase Bank	USD	2,845,766	EUR	2,105,000	12/02/11	(26,427)
JPMorgan Chase Bank	USD	3,335,568	EUR	2,365,000	12/07/11	(168,005)
JPMorgan Chase Bank	USD	162,718	GBP	100,000	12/02/11	(6,867)
JPMorgan Chase Bank	USD	6,692,379	GBP	4,160,000	12/07/11	(209,241)
JPMorgan Chase Bank	USD	4,716,315	JPY	360,600,000	12/07/11	(36,677)
JPMorgan Chase Bank	USD	10,185,125	KRW	10,921,000,000	12/07/11	(949,585)
JPMorgan Chase Bank	USD	13,806,748	MYR	41,209,000	12/07/11	(928,049)
Morgan Stanley & Co., Inc.	USD	6,225,000	MXN	80,283,203	12/07/11	(472,450)
Royal Bank of Scotland	EUR	46,305,000	USD	66,773,894	12/07/11	4,755,292
Royal Bank of Scotland	USD	12,442,341	MXN	156,450,000	12/07/11	(1,232,195)
State Street Bank & Trust	GBP	36,085,000	USD	58,722,023	12/07/11	2,485,475
State Street Bank & Trust	USD	9,956,386	PLN	28,855,000	12/07/11	(1,303,556)
Net unrealized appreciation on forward foreign currency contracts						$8,656,371

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 120 contracts (USD)	December 2011	$15,518,697	$15,611,250	$92,553
Index futures sell contracts:
Amsterdam Exchange Index, 65 contracts (EUR)	October 2011	(4,644,390)	(4,830,717)	(186,327)
CAC 40 Euro Index, 68 contracts (EUR)	October 2011	(2,583,099)	(2,685,495)	(102,396)
DAX Index, 43 contracts (EUR)	December 2011	(7,249,185)	(7,758,082)	(508,897)
Dow Jones EURO STOXX 50 Index, 410 contracts (EUR)	December 2011	(10,845,169)	(11,718,004)	(872,835)
FTSE 100 Index, 333 contracts (GBP)	December 2011	(26,479,179)	(26,100,785)	378,394
FTSE/MIB Index, 25 contracts (EUR)	December 2011	(2,228,146)	(2,424,703)	(196,557)
Hang Seng Stock Index, 7 contracts (HKD)	October 2011	(801,158)	(762,044)	39,114
IBEX 35 Index, 31 contracts (EUR)	October 2011	(3,141,601)	(3,470,016)	(328,415)
MSCI Singapore Index, 9 contracts (SGD)	October 2011	(425,911)	(413,410)	12,501
NIKKEI 225 Index, 31 contracts (JPY)	December 2011	(3,496,137)	(3,435,740)	60,397
OMXS 30 Index, 318 contracts (SEK)	October 2011	(4,015,487)	(4,168,663)	(153,176)
Russell 2000 Mini Index, 166 contracts (USD)	December 2011	(11,145,572)	(10,648,900)	496,672
S&P 500 Index, 169 contracts (USD)	December 2011	(48,681,971)	(47,573,500)	1,108,471
S&P Toronto Stock Exchange 60 Index, 6 contracts (CAD)	December 2011	(809,165)	(761,180)	47,985
SPI 200 Index, 7 contracts (AUD)	December 2011	(694,584)	(660,780)	33,804

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Interest rate futures buy contracts:
Long Gilt, 149 contracts (GBP)	December 2011	$29,633,399	$30,203,255	$569,856
Interest rate futures sell contracts:
Australian 10 Year Bond, 132 contracts (AUD)	December 2011	(14,529,039)	(14,596,164)	(67,125)
Euro-Bund, 183 contracts (EUR)	December 2011	(33,432,438)	(33,463,833)	(31,395)
Japanese 10 Year Bond, 18 contracts (JPY)	December 2011	(33,288,170)	(33,192,532)	95,638
Net unrealized appreciation on futures contracts				$488,262

Written option activity for the period ended September 30, 2011 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2011	5,807	$2,186,107
Options written	1,781	2,551,273
Options terminated in closing purchase transactions	(7,588)	(4,737,380)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2011	—	$—

Swaption & Foreign exchange option activity for the period ended September 30, 2011 for UBS Dynamic Alpha Fund was as follows:

Amount of premiums received
Swaptions & Foreign exchange options outstanding at June 30, 2011	$968,439
Swaptions & Foreign exchange options written	169,231
Swaptions & Foreign exchange options terminated in closing purchase transactions	(1,069,454)
Swaptions & Foreign exchange options expired prior to exercise	(68,216)
Swaptions & Foreign exchange options outstanding at September 30, 2011	$—

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[1]		Payments received by the Fund[1]		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	MXN	177,763,000	03/26/21	4.8050%[2]		7.7500%		$—	$899,538	$899,538
Deutsche Bank AG	USD	22,290,000	11/04/16	2.4940		0.2461	[3]	—	(1,604,572)	(1,604,572)
Goldman Sachs International	EUR	31,200,000	06/21/21	1.7590	[4]	3.3250		—	3,064,464	3,064,464
								$—	$2,359,430	$2,359,430

1	Payments made or received are based on the notional amount.
2	Rate based on 4 weeks MXIBTIIE.
3	Rate based on 3 month LIBOR (USD BBA).
4	Rate based on 6 month EURIBOR.

Credit default swaps on credit indices—sell protection1

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund[2]	Upfront payments made	Value	Unrealized depreciation	Credit spread[3]
Goldman Sachs International	USD	32,300,000	06/20/16	—	[4]	5.0000%	$(856,847)	$(2,859,522)	$(3,716,369)	7.4450%
Goldman Sachs International	USD	95,200,000	06/20/16	—	[5]	1.0000	(235,356)	(1,482,821)	(1,718,177)	1.3572
							$(1,092,203)	$(4,342,343)	$(5,434,546)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	Payments received are based on the notional amount.
3

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

4

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 16 Index.

5

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 16 Index.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$108,734,122	$66,538,759	—	$175,272,881
Common stocks sold short	(49,671,869)	(138)	—	(49,672,007)
Preferred stocks	—	1,673,412	—	1,673,412
Corporate bonds	—	1,165,476	—	1,165,476
Collateralized debt obligation	—	—	320	320
Mortgage & agency debt securities	—	39,768	—	39,768
Investment company	—	47,103,827	—	47,103,827
Rights	—	560	—	560
Short-term investment	—	85,731,878	—	85,731,878
Investment of cash collateral from securities loaned	—	1,447,646	—	1,447,646
Forward currency contracts	—	8,656,371	—	8,656,371
Futures contracts	2,312,655	(1,824,393)	—	488,262
Swap agreements	—	(1,982,913)	—	(1,982,913)
Total	$61,374,908	$208,550,253	$320	$269,925,481

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2011 (unaudited)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Common stock sold short	Asset-backed securities	Collateralized debt obligations	Total
Assets
Beginning balance	$(3,975)	$806,900	$3,229,737	$4,032,662
Purchases	246	—	—	246
Issuances	—	—	—	—
Sales	—	(795,000)	(3,056,398)	(3,851,398)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	2,418	(951)	1,467
Total realized gain (loss)	19,369	62,831	(8,583,792)	(8,501,592)
Net change in unrealized appreciation/depreciation	(15,640)	(77,149)	8,411,724	8,318,935
Net transfers into Level 3	—	—	—	—
Net transfers out of Level 3	—	—	—	—
Ending balance	$—	$—	$320	$320

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2011 was $959.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.86%
Air freight & logistics	0.35
Airlines	0.29
Auto components	0.06
Automobiles	0.62
Beverages	1.00
Biotechnology	0.36
Building products	0.29
Capital markets	0.46
Chemicals	1.38
Commercial banks	2.99
Communications equipment	0.90
Computers & peripherals	1.84
Construction & engineering	0.32
Construction materials	0.32
Distributors	0.02
Diversified consumer services	0.10
Diversified financial services	0.93
Diversified telecommunication services	0.71
Electric utilities	1.27
Electrical equipment	0.14
Electronic equipment, instruments & components	0.04
Energy equipment & services	0.80
Food & staples retailing	1.14
Food products	1.13
Health care equipment & supplies	0.30
Health care providers & services	0.97
Hotels, restaurants & leisure	1.11
Household durables	0.03
Household products	0.26
Industrial conglomerates	0.50
Insurance	1.32
Internet & catalog retail	1.02
Internet software & services	0.97
IT services	0.84
Leisure equipment & products	0.26
Life sciences tools & services	0.32
Machinery	0.82
Media	1.12
Metals & mining	1.08
Multiline retail	0.07
Oil, gas & consumable fuels	2.67
Personal products	0.58
Pharmaceuticals	1.80
Professional services	0.27
Real estate investment trust (REIT)	0.08
Real estate management & development	0.21
Road & rail	0.31
Semiconductors & semiconductor equipment	0.70
Software	1.40
Specialty retail	0.21
Textiles, apparel & luxury goods	0.49
Tobacco	0.74
Trading companies & distributors	0.56
Transportation infrastructure	0.02
Wireless telecommunication services	1.22
Total common stocks	40.57%
Preferred stock	0.35

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Bonds
Corporate bonds
Commercial banks	0.09
Diversified financial services	0.14%
Total corporate bonds	0.23%
Mortgage & agency debt securities	0.13
US government obligations	7.09
Non-US government obligations	6.88
Total bonds	14.33%
Investment companies
UBS Credit Bond Relationship Fund	5.12
UBS Emerging Markets Equity Relationship Fund	3.17
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	7.13
UBS Global Corporate Bond Relationship Fund	4.78
UBS High Yield Relationship Fund	4.70
UBS Small-Cap Equity Relationship Fund	2.28
Total investment companies	27.18%
Warrants	0.07
Short-term investment	15.89
Investment of cash collateral from securities loaned	1.49
Total investments	99.88%
Cash and other assets, less liabilities	0.12
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification and derivatives exposure was included.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—40.57%
Argentina—0.11%
MercadoLibre, Inc.[1]	20,600	$1,107,250

Australia—0.54%
National Australia Bank Ltd.	127,320	2,705,026
Orica Ltd.	125,518	2,811,520
Total Australia common stocks		5,516,546

Belgium—0.28%
Anheuser-Busch InBev NV	53,715	2,848,690

Brazil—0.33%
Banco Bradesco SA ADR	5,664	83,771
CCR SA NPV	7,000	182,236
Cia de Bebidas das Americas ADR	24,200	741,730
Cia Hering	11,000	183,758
Cosan Ltd., Class A	21,100	199,817
Diagnosticos da America SA	26,000	221,109
Lojas Renner SA	6,000	161,627
Odontoprev SA	14,000	206,919
Petroleo Brasileiro SA ADR	37,200	835,140
Vale SA ADR	25,700	585,960
Total Brazil common stocks		3,402,067

Canada—1.24%
Canadian Oil Sands Ltd.	86,300	1,679,222
Petrobank Energy & Resources Ltd.*	162,600	985,314
Petrominerales Ltd.[1]	102,658	2,018,088
Royal Bank of Canada	77,700	3,563,567
Suncor Energy, Inc.	87,400	2,231,915
Teck Resources Ltd., Class B	79,600	2,348,728
Total Canada common stocks		12,826,834

Chile—0.04%
ENTEL Chile SA	23,899	459,814

China—1.59%
Agile Property Holdings Ltd.[1]	270,000	171,536
AIA Group Ltd.	843,117	2,386,344
Baidu, Inc. ADR*	26,100	2,790,351
BBMG Corp., H Shares	460,000	339,966
Brilliance China Automotive Holdings Ltd.*1	328,000	247,859
China Liansu Group Holdings Ltd.[1]	1,007,000	399,857
China Lumena New Materials Corp.[1]	828,000	124,491
Chongqing Machinery & Electric Co., Ltd., H Shares	1,038,000	146,269
CNOOC Ltd.	184,000	295,614
Dongfeng Motor Group Co., Ltd., H Shares	218,000	288,914
Focus Media Holding Ltd. ADR*1	49,000	822,710
Haier Electronics Group Co., Ltd.*1	166,000	107,087
Industrial & Commercial Bank of China, H Shares	623,000	301,141
International Mining Machinery Holdings Ltd.	286,500	285,056
IT Ltd.	128,000	79,364
Jardine Matheson Holdings Ltd.	58,400	2,639,671
Melco Crown Entertainment Ltd. ADR*1	81,200	674,772
MIE Holdings Corp.[1]	631,567	143,849
New World Development Ltd.	1,426,000	1,339,524
PetroChina Co., Ltd., H Shares	298,000	361,180
Sina Corp.*	13,900	995,379
Skyworth Digital Holdings Ltd.[1]	666,000	225,438

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
China—(concluded)
Tencent Holdings Ltd.	30,400	$623,581
Xingda International Holdings Ltd.	889,000	417,976
Xinyi Glass Holdings Ltd.[1]	374,000	155,225
Total China common stocks		16,363,154

Cyprus—0.03%
Globaltrans Investment PLC GDR[2]	24,609	332,733

Denmark—0.25%
FLSmidth & Co. A/S	52,482	2,623,034

Finland—0.32%
Sampo Oyj, Class A	130,107	3,258,630

France—0.58%
BNP Paribas SA	49,836	1,972,627
Carrefour SA	176,909	4,024,523
Total France common stocks		5,997,150

Germany—1.89%
Beiersdorf AG	46,734	2,502,732
E.ON AG	135,520	2,955,547
Fresenius Medical Care AG & Co. KGaA	56,194	3,807,090
HeidelbergCement AG	57,969	2,095,100
Infineon Technologies AG	238,623	1,757,328
MAN SE	23,548	1,821,096
Metro AG	41,114	1,729,848
SAP AG	54,271	2,766,478
Total Germany common stocks		19,435,219

India—0.08%
ICICI Bank Ltd. ADR	8,900	309,008
Reliance Industries Ltd. GDR[3]	9,138	293,665
Tata Motors Ltd. ADR	16,200	249,156
Total India common stocks		851,829

Indonesia—0.15%
Alam Sutera Realty Tbk PT	7,257,500	308,771
Astra International Tbk PT	74,500	526,183
Bank Rakyat Indonesia Persero Tbk PT	678,500	445,177
Harum Energy Tbk PT	382,500	300,680
Total Indonesia common stocks		1,580,811

Ireland—0.14%
Ryanair Holdings PLC ADR	57,900	1,490,925

Israel—0.07%
Teva Pharmaceutical Industries Ltd. ADR	19,200	714,624

Italy—0.24%
Fiat Industrial SpA*	327,804	2,444,223

Japan—2.74%
Asahi Glass Co., Ltd.	263,000	2,564,222
ITOCHU Corp.[1]	379,000	3,619,873
KDDI Corp.	315	2,163,446
Mitsubishi Corp.	103,400	2,105,708
Nissan Motor Co., Ltd.	229,000	2,023,731
ORIX Corp.	20,810	1,621,722
Sankyo Co., Ltd.[1]	49,600	2,675,814
Shin-Etsu Chemical Co., Ltd.	56,900	2,789,847
Sony Financial Holdings, Inc.	209,600	3,169,747
Sumitomo Mitsui Financial Group, Inc.[1]	135,500	3,824,094
THK Co., Ltd.	101,000	1,685,033
Total Japan common stocks		28,243,237

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Luxembourg—0.15%
ArcelorMittal	99,230	$1,584,806

Malaysia—0.11%
Axiata Group Bhd	409,100	584,715
Malayan Banking Bhd	233,300	574,501
Total Malaysia common stocks		1,159,216

Mexico—0.13%
America Movil SAB de CV ADR	14,100	311,328
Fomento Economico Mexicano SAB de CV ADR	11,500	745,430
Wal-Mart de Mexico SAB de CV	106,000	244,278
Total Mexico common stocks		1,301,036

Netherlands—0.90%
ASML Holding NV	92,564	3,216,432
Heineken NV	65,781	2,939,718
Wolters Kluwer NV	190,354	3,082,587
Total Netherlands common stocks		9,238,737

Norway—0.71%
Statoil ASA	131,816	2,816,491
Telenor ASA	293,316	4,521,686
Total Norway common stocks		7,338,177

Philippines—0.14%
Alliance Global Group, Inc.	2,586,000	546,730
Megaworld Corp.	9,023,000	343,766
Metropolitan Bank & Trust	345,312	515,660
Total Philippines common stocks		1,406,156

Russia—0.06%
Gazprom OAO ADR	30,899	295,563
Lukoil OAO ADR	5,887	295,469
Total Russia common stocks		591,032

Singapore—0.19%
DBS Group Holdings Ltd.[1]	216,089	1,937,188

South Africa—0.21%
Imperial Holdings Ltd.	12,476	162,183
Life Healthcare Group Holdings Ltd.	81,697	194,233
Mr. Price Group Ltd.	42,457	352,373
MTN Group Ltd.	24,954	408,269
Sasol Ltd.	10,699	437,263
Shoprite Holdings Ltd.	40,644	569,074
Total South Africa common stocks		2,123,395

South Korea—0.51%
Amorepacific Corp.	378	376,252
Cheil Industries, Inc.	4,760	329,741
Hyundai Department Store Co., Ltd.	2,617	360,194
Hyundai Engineering & Construction Co., Ltd.	10,795	548,022
Hyundai Mobis	1,328	377,156
Hyundai Motor Co.	7,628	1,338,059
KB Financial Group, Inc.	12,575	410,694
KIWOOM Securities Co., Ltd.	10,526	502,156
LG Chem Ltd.	1,733	459,123
Samsung Electronics Co., Ltd.	503	352,358
Samsung Heavy Industries Co., Ltd.	9,950	228,375
Total South Korea common stocks		5,282,130

Spain—0.50%
Acciona SA1	28,472	2,403,462
Banco Santander SA	335,810	2,745,261
Total Spain common stocks		5,148,723

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Switzerland—1.68%
ACE Ltd.	11,200	$678,720
Credit Suisse Group AG*	77,545	2,012,229
Nestle SA	93,764	5,154,237
Novartis AG	118,176	6,595,350
SGS SA	1,849	2,804,148
Total Switzerland common stocks		17,244,684

Taiwan—0.24%
Chinatrust Financial Holding Co., Ltd.	521,804	296,782
Chunghwa Telecom Co., Ltd.	47,000	156,399
Far Eastern Department Stores Co., Ltd.	163,680	212,291
HTC Corp.	11,500	252,644
Largan Precision Co., Ltd.	18,000	415,606
Taishin Financial Holding Co., Ltd.	940,900	360,517
Uni-President Enterprises Corp.	596,176	767,488
Total Taiwan common stocks		2,461,727

Thailand—0.18%
Bangkok Bank PCL	134,200	612,427
CP ALL PCL	209,800	323,963
Italian-Thai Development PCL	736,800	78,693
Sri Trang Agro-Industry PCL	230,100	118,437
Thanachart Capital PCL	294,200	257,904
Tisco Financial Group PCL	456,300	518,747
Total Thailand common stocks		1,910,171

Turkey—0.02%
Turkiye Halk Bankasi AS	22,813	163,508

United Kingdom—3.30%
Barclays PLC	1,227,361	3,012,957
BP PLC	997,220	5,981,230
Ensco PLC ADR	29,300	1,184,599
Imperial Tobacco Group PLC	143,419	4,843,331
Lloyds Banking Group PLC*	4,228,923	2,242,434
Prudential PLC	254,072	2,174,648
Rio Tinto PLC	48,372	2,136,344
Sage Group PLC	679,043	2,692,337
Scottish & Southern Energy PLC	114,980	2,299,470
Vodafone Group PLC	1,881,831	4,859,537
Xstrata PLC	201,074	2,521,755
Total United Kingdom common stocks		33,948,642

United States—20.92%
Acorda Therapeutics, Inc.*	26,600	530,936
Adobe Systems, Inc.*	89,900	2,172,883
Aflac, Inc.	28,700	1,003,065
Agilent Technologies, Inc.*	88,600	2,768,750
Alexion Pharmaceuticals, Inc.*	14,600	935,276
Allergan, Inc.	58,000	4,778,040
Amazon.com, Inc.*	34,800	7,524,804
American Electric Power Co., Inc.	27,000	1,026,540
Amgen, Inc.	15,400	846,230
Amylin Pharmaceuticals, Inc.*	41,200	380,276
Annaly Capital Management, Inc.	51,500	856,445
Apollo Group, Inc., Class A*	26,700	1,057,587
Apple, Inc.*	36,200	13,798,716
Ashland, Inc.	20,100	887,214
AT&T, Inc.	91,800	2,618,136
Baker Hughes, Inc.	32,800	1,514,048
Baxter International, Inc.	16,300	915,082
Bio-Rad Laboratories, Inc., Class A*	6,300	571,851

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Boeing Co.	30,400	$1,839,504
Broadcom Corp., Class A*	32,400	1,078,596
C.H. Robinson Worldwide, Inc.	35,800	2,451,226
Carnival Corp.	38,200	1,157,460
Celanese Corp., Series A	26,300	855,539
Chipotle Mexican Grill, Inc.*	4,100	1,242,095
Cisco Systems, Inc.	113,300	1,755,017
Citigroup, Inc.	92,320	2,365,238
CME Group, Inc.	10,900	2,685,760
Coach, Inc.	10,700	554,581
Colgate-Palmolive Co.	29,600	2,624,928
Comcast Corp., Class A	116,100	2,426,490
Concho Resources, Inc.*	34,900	2,482,786
CONSOL Energy, Inc.	37,700	1,279,161
Crown Castle International Corp.*	91,600	3,725,372
CVS Caremark Corp.	86,600	2,908,028
Danaher Corp.	56,900	2,386,386
Discovery Communications, Inc., Class A*	44,600	1,677,852
Dow Chemical Co.	43,800	983,748
Ecolab, Inc.	24,000	1,173,360
Edison International	41,900	1,602,675
Edwards Lifesciences Corp.*	17,600	1,254,528
EMC Corp.*	179,400	3,765,606
EOG Resources, Inc.	14,800	1,050,948
Estee Lauder Cos., Inc., Class A	34,700	3,048,048
Express Scripts, Inc.*	82,300	3,050,861
FedEx Corp.	16,700	1,130,256
Fidelity National Information Services, Inc.	41,600	1,011,712
FirstEnergy Corp.	35,200	1,580,832
FMC Corp.	23,200	1,604,512
FMC Technologies, Inc.*	68,500	2,575,600
Freeport-McMoRan Copper & Gold, Inc.	28,200	858,690
GameStop Corp., Class A*1	65,600	1,515,360
General Dynamics Corp.	37,200	2,116,308
General Motors Co.*	82,200	1,658,796
Google, Inc., Class A*	8,700	4,475,106
HCA Holdings, Inc.*	40,900	824,544
Hertz Global Holdings, Inc.*	94,200	838,380
Hess Corp.	35,800	1,878,068
Hewlett-Packard Co.	61,700	1,385,165
Illinois Tool Works, Inc.	48,700	2,025,920
International Game Technology	45,200	656,756
Intersil Corp., Class A	82,700	850,983
Invesco Ltd.	49,300	764,643
Johnson & Johnson	32,900	2,096,059
JPMorgan Chase & Co.	70,500	2,123,460
Kellogg Co.	59,500	3,164,805
Kraft Foods, Inc., Class A	70,600	2,370,748
Kroger Co.	64,500	1,416,420
Las Vegas Sands Corp.*	98,700	3,784,158
Martin Marietta Materials, Inc.[1]	13,700	866,114
McDermott International, Inc.*	94,700	1,018,972
McDonald’s Corp.	44,200	3,881,644
Medtronic, Inc.	26,200	870,888
Merck & Co., Inc.	50,900	1,664,939
MetLife, Inc.	33,500	938,335
Morgan Stanley	107,700	1,453,950
NextEra Energy, Inc.	22,100	1,193,842
NIKE, Inc., Class B	25,400	2,171,954

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares		Value
Common stocks—(concluded)
United States—(concluded)
Noble Corp. *	41,900		$1,229,765
Norfolk Southern Corp.	13,200		805,464
Nucor Corp.	22,600		715,064
Oracle Corp.	97,800		2,810,772
Peabody Energy Corp.	26,300		891,044
PepsiCo, Inc.	48,700		3,014,530
Pharmasset, Inc.*	11,700		963,729
Philip Morris International, Inc.	44,400		2,769,672
Precision Castparts Corp.	18,600		2,891,556
Priceline.com, Inc.*	6,600		2,966,436
QUALCOMM, Inc.	105,000		5,106,150
Ralph Lauren Corp.	17,900		2,321,630
Riverbed Technology, Inc.*	107,800		2,151,688
Roper Industries, Inc.	20,700		1,426,437
Salesforce.com, Inc.*	16,300		1,862,764
Schlumberger Ltd.	12,500		746,625
ServiceSource International, Inc.*	61,693		814,965
Sherwin-Williams Co.	29,300		2,177,576
Southwest Airlines Co.	188,700		1,517,148
Symantec Corp.*	131,900		2,149,970
Teradata Corp.*	20,700		1,108,071
Textron, Inc.	115,000		2,028,600
Time Warner, Inc.	73,600		2,205,792
Ultra Petroleum Corp.*	35,400		981,288
Union Pacific Corp.	14,800		1,208,716
UnitedHealth Group, Inc.	35,900		1,655,708
US Bancorp	84,500		1,989,130
Viacom, Inc., Class B	34,100		1,321,034
Visa, Inc., Class A	66,700		5,717,524
Watson Pharmaceuticals, Inc.*	39,200		2,675,400
Wells Fargo & Co.	114,300		2,756,916
Total United States common stocks			215,360,755
Total common stocks (cost $458,502,483)			417,696,853

Preferred stock—0.35%
Germany—0.35%
Volkswagen AG, Preference shares (cost $3,403,659)	27,065		3,580,695

	Face amount
Bonds—14.33%
Corporate bonds—0.23%
Austria—0.09%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	635,000	891,669

Switzerland—0.01%
Credit Suisse/London,
4.750%, due 08/05/19	100,000		136,932

United Kingdom—0.08%
Barclays Bank PLC,
4.875%, due 08/13/19	120,000		160,536
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	100,000	160,011

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
United Kingdom—(concluded)
Royal Bank of Scotland PLC,
5.375%, due 09/30/19	EUR	150,000	$180,364
Wellcome Trust Finance,
4.750%, due 05/28/21	GBP	215,000	373,389
Total United Kingdom corporate bonds			874,300

United States—0.05%
Citigroup, Inc.,
5.500%, due 11/18/15	100,000		160,837
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	188,710
Morgan Stanley,
5.500%, due 10/02/17	125,000		156,953
Total United States corporate bonds			506,500
Total corporate bonds (cost $2,435,168)			2,409,401

Mortgage & agency debt securities—0.13%
United States—0.13%
Federal Home Loan Mortgage Corp.,
Gold Pools, #G00194,
7.500%, due 02/01/24[4]	$57,481		66,160
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	1,163,736		1,241,452
Total mortgage & agency debt securities (cost $1,276,038)			1,307,612

US government obligations—7.09%
US Treasury Bonds,
3.750%, due 08/15/41[1]	700,000		814,954
4.375%, due 05/15/41	6,120,000		7,906,306
5.375%, due 02/15/31	2,000,000		2,813,438
6.250%, due 08/15/23	1,500,000		2,137,968
8.000%, due 11/15/21	1,960,000		3,061,275
US Treasury Notes,
0.125%, due 08/31/13[1]	15,375,000		15,337,162
0.375%, due 07/31/13	11,060,000		11,083,757
1.000%, due 08/31/16[1]	1,270,000		1,273,175
1.000%, due 09/30/16	2,040,000		2,043,019
2.125%, due 08/15/21[1]	1,275,000		1,297,516
2.500%, due 04/30/15[1]	6,225,000		6,648,593
2.625%, due 04/30/16[1]	9,000,000		9,715,779
3.125%, due 04/30/17	8,000,000		8,875,000
Total US government obligations (cost $69,462,324)			73,007,942

Non-US government obligations—6.88%
Austria—0.15%
Government of Austria,
4.150%, due 03/15/37[3]	EUR	1,020,000	1,563,574

Belgium—0.72%
Government of Belgium,
3.500%, due 03/28/15	5,360,000		7,411,069

Finland—0.27%
Government of Finland,
4.375%, due 07/04/19	1,752,000		2,719,515

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount	Value
Non-US government obligations—(concluded)
Germany—2.39%
Bundesobligation,
2.250%, due 04/10/15	EUR	830,000	$1,166,980
4.000%, due 10/11/13	2,915,000	4,176,951
Bundesrepublik Deutschland,
3.250%, due 07/04/21	3,705,000	5,566,674
4.000%, due 07/04/16	1,595,000	2,422,049
4.000%, due 01/04/37	1,230,000	2,045,644
Bundesschatzanweisungen,
0.500%, due 06/15/12	5,230,000	7,015,791
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	970,000	1,362,420
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	600,000	839,956
24,596,465
Italy—1.07%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	11,285,000	10,964,356

Netherlands—0.23%
Government of the Netherlands,
4.250%, due 07/15/13	1,685,000	2,395,140

Spain—1.06%
Kingdom of Spain,
4.200%, due 01/31/37	10,490,000	10,914,319

United Kingdom—0.99%
UK Gilts,
3.750%, due 09/07/21	GBP	3,500,000	6,091,617
4.000%, due 09/07/16	850,000	1,491,282
4.250%, due 12/07/49	765,000	1,349,097
4.750%, due 12/07/38	680,000	1,295,799
10,227,795
Total Non-US government obligations (cost $73,722,274)	70,792,233
Total bonds (cost $146,895,804)	147,517,188

Shares
Investment companies—27.18%
UBS Credit Bond Relationship Fund*5	3,512,958	52,690,855
UBS Emerging Markets Equity Relationship Fund*5	1,048,934	32,699,470
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*5	6,723,681	73,401,083
UBS Global Corporate Bond Relationship Fund*5	4,463,750	49,243,645
UBS High Yield Relationship Fund*5	1,882,320	48,368,102
UBS Small-Cap Equity Relationship Fund*5	514,661	23,475,167
Total investment companies (cost $232,968,783)	279,878,322

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Number of warrants	Value
Warrants—0.07%
Russia—0.07%
Aeroflot - Russian Airlines OJSC,strike @ USD $0.00001, expires 04/08/13*	$80,592	$104,769
Sberbank of Russia,strike @ USD $0.00001, expires 11/05/12*	274,955	602,149
Total warrants (cost $1,027,166)		706,918

	Shares
Short-term investment—15.89%
Investment company—15.89%
UBS Cash Management Prime Relationship Fund[5] (cost $163,578,424)	163,578,424	163,578,424

Investment of cash collateral from securities loaned—1.49%
UBS Private Money Market Fund LLC[5] (cost $15,323,966)	15,323,966	15,323,966
Total investments—99.88% (cost $1,021,700,285)		1,028,282,366
Cash and other assets, less liabilities—0.12%		1,218,428
Net assets—100.00%		$1,029,500,794

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$76,295,012
Gross unrealized depreciation	(69,712,931)
Net unrealized appreciation of investments	$6,582,081

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2011, the value of this security amounted to $332,733 or 0.03% of net assets.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,857,239 or 0.18% of net assets.

4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage

Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5	The table below details the Fund’s investments in funds that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$37,647,079	$273,399,657	$147,468,312	$—	$—	$163,578,424	$10,239
UBS Private Money Market Fund LLC[a]	23,289,247	51,020,549	58,985,830	—	—	15,323,966	489
UBS Credit Bond Relationship Fund	51,413,192	—	—	—	1,277,663	52,690,855	—
UBS Emerging Markets Equity Relationship Fund	51,853,695	—	7,500,000	3,415,831	(15,070,056)	32,699,470	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	191,160,516	—	74,000,000	6,373,387	(50,132,820)	73,401,083	—
UBS Global Corporate Bond Relationship Fund	59,740,923	—	10,000,000	1,119,636	(1,616,914)	49,243,645	—
UBS High Yield Relationship Fund	52,179,801	—	—	—	(3,811,699)	48,368,102	—
UBS Small-Cap Equity Relationship Fund	30,331,888	—	—	—	(6,856,721)	23,475,167	—
	$497,616,341	$324,420,206	$297,954,142	$10,908,854	$(76,210,547)	$458,780,712	$10,728

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	AUD	8,395,000	USD	8,583,594	12/05/11	$522,043
Barclays Bank PLC	USD	17,003,648	CAD	16,685,000	12/05/11	(1,103,177)
Barclays Bank PLC	USD	11,525,224	EUR	8,530,000	12/05/11	(100,569)
Barclays Bank PLC	USD	14,475,063	PLN	41,980,000	12/05/11	(1,884,143)
Barclays Bank PLC	USD	5,939,682	SEK	38,030,000	12/05/11	(414,648)
Goldman Sachs International	CHF	17,925,000	USD	21,913,203	12/05/11	2,112,115
Goldman Sachs International	EUR	14,500,000	CHF	17,417,545	12/05/11	(180,054)
Goldman Sachs International	GBP	16,650,000	USD	27,085,554	12/05/11	1,136,973
Goldman Sachs International	USD	15,143,234	GBP	9,805,000	12/05/11	137,597
Goldman Sachs International	USD	8,137,290	JPY	619,500,000	12/05/11	(98,092)
Goldman Sachs International	USD	10,063,805	SGD	12,145,000	12/05/11	(777,122)
JPMorgan Chase Bank	EUR	30,030,000	USD	42,545,834	12/05/11	2,325,154
JPMorgan Chase Bank	GBP	7,030,000	USD	10,975,904	12/05/11	19,836
JPMorgan Chase Bank	HKD	91,375,000	USD	11,733,826	12/05/11	(8,417)
JPMorgan Chase Bank	JPY	914,304,852	EUR	8,760,000	12/05/11	(132,149)
JPMorgan Chase Bank	NOK	28,660,000	USD	5,283,843	12/05/11	416,690
JPMorgan Chase Bank	SGD	12,145,000	USD	9,404,966	12/05/11	118,284
JPMorgan Chase Bank	USD	5,209,441	BRL	9,800,000	12/05/11	(68,465)
JPMorgan Chase Bank	USD	12,464,102	MXN	156,680,000	12/05/11	(1,235,683)
Morgan Stanley & Co., Inc.	JPY	562,900,000	USD	7,373,911	12/05/11	69,206
Morgan Stanley & Co., Inc.	USD	2,907,202	AUD	3,005,000	12/05/11	(21,561)
Morgan Stanley & Co., Inc.	USD	31,929,746	GBP	20,675,000	12/05/11	291,690
Morgan Stanley & Co., Inc.	USD	6,122,253	HKD	47,715,000	12/05/11	9,415
Morgan Stanley & Co., Inc.	USD	93,146,216	JPY	7,138,400,000	12/05/11	(511,820)
Morgan Stanley & Co., Inc.	USD	11,125,329	MXN	143,460,000	12/05/11	(844,316)
Net unrealized depreciation on forward foreign currency contracts						$(221,213)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2011 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 200 contracts (USD)	December 2011	$28,669,016	$31,725,000	$3,055,984
10 Year US Treasury Notes, 145 contracts (USD)	December 2011	18,710,898	18,863,594	152,696
US Treasury futures sell contracts:
2 Year US Treasury Notes, 290 contracts (USD)	December 2011	(63,944,368)	(63,858,906)	85,462
Index futures buy contracts:
S&P 500 E-mini Index, 547 contracts (USD)	December 2011	32,590,996	30,796,100	(1,794,896)
TOPIX Index, 222 contracts (JPY)	December 2011	21,400,532	21,452,669	52,137
Index futures sell contracts:
Russell 2000 Mini Index, 796 contracts (USD)	December 2011	(53,445,032)	(51,063,400)	2,381,632
Interest rate futures buy contracts:
Euro-Bund, 118 contracts (EUR)	December 2011	21,557,948	21,577,772	19,824
Long Gilt, 30 contracts (GBP)	December 2011	5,966,456	6,081,192	114,736
Net unrealized appreciation on futures contracts				$4,067,575

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$244,663,468	$173,033,385	$—	$417,696,853
Preferred stock	—	3,580,695	—	3,580,695
Corporate bonds	—	2,409,401	—	2,409,401
Mortgage & agency debt securities	—	1,307,612	—	1,307,612
US government obligations	—	73,007,942	—	73,007,942
Non-US government obligations	—	70,792,233	—	70,792,233
Investment companies	—	279,878,322	—	279,878,322
Warrants	—	706,918	—	706,918
Short-term investment	—	163,578,424	—	163,578,424
Investment of cash collateral from securities loaned	—	15,323,966	—	15,323,966
Forward foreign currency contracts	—	(221,213)	—	(221,213)
Futures contracts	4,015,438	52,137	—	4,067,575
Total	$248,678,906	$783,449,822	$—	$1,032,128,728

UBS Global Frontier Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2011

Common stocks
Aerospace & defense	0.59%
Air freight & logistics	0.11
Airlines	0.15
Automobiles	0.17
Beverages	0.30
Biotechnology	0.37
Capital markets	0.23
Chemicals	0.27
Commercial banks	0.47
Communications equipment	0.39
Computers & peripherals	0.68
Construction materials	0.09
Diversified consumer services	0.10
Diversified financial services	0.45
Diversified telecommunication services	0.26
Electric utilities	0.53
Energy equipment & services	0.49
Food & staples retailing	0.14
Food products	0.24
Health care equipment & supplies	0.18
Health care providers & services	0.25
Hotels, restaurants & leisure	0.19
Household products	0.27
Insurance	0.27
Internet & catalog retail	0.22
IT services	0.38
Life sciences tools & services	0.05
Machinery	0.20
Media	0.59
Metals & mining	0.07
Oil, gas & consumable fuels	0.48
Pharmaceuticals	0.54
Real estate investment trust (REIT)	0.09
Road & rail	0.17
Semiconductors & semiconductor equipment	0.19
Software	0.42
Specialty retail	0.15
Textiles, apparel & luxury goods	0.05
Tobacco	0.28
Wireless telecommunication services	0.08
Total common stocks	11.15
Bonds
Corporate bond
Diversified financial services	0.37
US government obligations	2.25
Non-US government obligations	13.32
Total bonds	15.94%
Investment companies
UBS Credit Bond Relationship Fund	6.14
UBS Emerging Markets Equity Relationship Fund	10.33
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	10.32
UBS Global Corporate Bond Relationship Fund	6.86
UBS High Yield Relationship Fund	6.61
UBS International Equity Relationship Fund	6.58
UBS U.S. Large Cap Growth Equity Relationship Fund	11.55
Total investment companies	58.39%
Short-term investment	8.03
Investment of cash collateral from securities loaned	0.11
Total investments	93.62%
Cash and other assets, less liabilities	6.38%
Net assets	100.00%

1

Figures represent the industry breakdown of direct investments of UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification and derivatives exposure was included.

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Shares	Value
Common stocks—11.15%
Israel—0.08%
Teva Pharmaceutical Industries Ltd. ADR	1,000	$37,220

Switzerland—0.07%
ACE Ltd.	600	36,360

United Kingdom—0.12%
Ensco PLC ADR	1,500	60,645

United States—10.88%
Acorda Therapeutics, Inc.*	1,300	25,948
Adobe Systems, Inc.*	4,300	103,931
Aflac, Inc.	1,400	48,930
Alexion Pharmaceuticals, Inc.*	700	44,842
Allergan, Inc.	600	49,428
Amazon.com, Inc.*	500	108,115
American Electric Power Co., Inc.	1,300	49,426
Amgen, Inc.	800	43,960
Amylin Pharmaceuticals, Inc.*	2,100	19,383
Annaly Capital Management, Inc.	2,600	43,238
Apollo Group, Inc., Class A*	1,300	51,493
Apple, Inc.*	700	266,826
Ashland, Inc.	1,000	44,140
AT&T, Inc.	4,500	128,340
Baker Hughes, Inc.	1,600	73,856
Baxter International, Inc.	800	44,912
Bio-Rad Laboratories, Inc., Class A*	300	27,231
Boeing Co.	1,500	90,765
Broadcom Corp., Class A*	1,600	53,264
Carnival Corp.	1,900	57,570
Celanese Corp., Series A	1,300	42,289
Cisco Systems, Inc.	5,400	83,646
Citigroup, Inc.	4,600	117,852
Coach, Inc.	500	25,915
Colgate-Palmolive Co.	1,500	133,020
Comcast Corp., Class A	5,600	117,040
Crown Castle International Corp.*	1,000	40,670
Dow Chemical Co.	2,200	49,412
Edison International	2,100	80,325
EOG Resources, Inc.	700	49,707
FedEx Corp.	800	54,144
Fidelity National Information Services, Inc.	2,100	51,072
FirstEnergy Corp.	1,700	76,347
GameStop Corp., Class A*	3,300	76,230
General Dynamics Corp.	1,800	102,402
General Motors Co.*	4,100	82,738
HCA Holdings, Inc.*	2,000	40,320
Hertz Global Holdings, Inc.*	4,700	41,830
Hess Corp.	1,800	94,428
Hewlett-Packard Co.	3,100	69,595
Illinois Tool Works, Inc.	2,400	99,840
International Game Technology	2,300	33,419
Intersil Corp., Class A	4,100	42,189
Invesco Ltd.	2,500	38,775
Johnson & Johnson	1,600	101,936
JPMorgan Chase & Co.	3,500	105,420
Kraft Foods, Inc., Class A	3,500	117,530
Kroger Co.	3,200	70,272
Martin Marietta Materials, Inc.	700	44,254
McDermott International, Inc.*	4,700	50,572
Medtronic, Inc.	1,300	43,212

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description		Shares	Value
Common stocks—(concluded)
United States—(concluded)
Merck & Co., Inc.		2,500	$81,775
MetLife, Inc.		1,700	47,617
Morgan Stanley		5,400	72,900
NextEra Energy, Inc.		1,100	59,422
Noble Corp.*		2,100	61,635
Norfolk Southern Corp.		700	42,714
Nucor Corp.		1,100	34,804
Peabody Energy Corp.		1,300	44,044
PepsiCo, Inc.		2,400	148,560
Pharmasset, Inc.*		600	49,422
Philip Morris International, Inc.		2,200	137,236
QUALCOMM, Inc.		2,200	106,986
ServiceSource International, Inc.*1		4,000	52,840
Southwest Airlines Co.		9,400	75,576
Symantec Corp.*		6,400	104,320
Textron, Inc.		5,700	100,548
Time Warner, Inc.		3,700	110,889
Ultra Petroleum Corp.*1		1,800	49,896
UnitedHealth Group, Inc.		1,800	83,016
US Bancorp		4,200	98,868
Viacom, Inc., Class B		1,700	65,858
Visa, Inc., Class A		1,000	85,720
Wells Fargo & Co.		5,600	135,072
Total United States common stocks			5,401,717
Total common stocks (cost $6,366,561)			5,535,942

		Face amount
Bonds—15.94%
Corporate bond—0.37%
Austria—0.37%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14 (cost $176,636)	EUR	130,000	182,546

US government obligations—2.25%
US Treasury Bonds,
4.375%, due 05/15/41	$90,000		116,269
6.250%, due 08/15/23		70,000	99,772
6.625%, due 02/15/27		105,000	160,453
US Treasury Notes,
0.125%, due 08/31/13		390,000	389,040
0.375%, due 07/31/13		130,000	130,279
1.000%, due 08/31/16[1]		20,000	20,050
1.000%, due 09/30/16		20,000	20,030
2.500%, due 04/30/15		170,000	181,568
Total US government obligations (cost $1,051,564)			1,117,461

Non-US government obligations—13.32%
Austria—0.09%
Republic of Austria,
4.350%, due 03/15/19[2]	EUR	30,000	45,301

Belgium—1.80%
Kingdom of Belgium,
3.500%, due 03/28/15		645,000	891,817

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Security description	Face amount		Value
Non-US government obligations—(concluded)
Germany—5.14%
Bundesrepublik Deutschland,
2.250%, due 09/04/20	EUR	190,000	$264,496
3.250%, due 07/04/21	270,000		405,669
4.000%, due 07/04/16	145,000		220,186
4.000%, due 01/04/37	145,000		241,153
6.250%, due 01/04/24	215,000		413,951
Bundesschatzanweisungen,
0.500%, due 06/15/12	380,000		509,751
1.000%, due 03/16/12	100,000		134,455
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	160,000		224,729
4.625%, due 10/12/12	30,000		41,697
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	70,000		97,995
			2,554,082
Italy—2.46%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	1,255,000		1,219,341

Netherlands—0.32%
Government of the Netherlands,
4.000%, due 07/15/18	40,000		60,766
5.000%, due 07/15/12	70,000		97,045
			157,811
Spain—1.44%
Kingdom of Spain,
4.200%, due 01/31/37	690,000		717,910

United Kingdom—2.07%
UK Gilts,
3.750%, due 09/07/19	GBP	35,000	61,321
3.750%, due 09/07/21	290,000		504,734
4.000%, due 09/07/16	85,000		149,129
4.000%, due 03/07/22	30,000		53,266
4.250%, due 12/07/49	65,000		114,629
4.750%, due 12/07/38	75,000		142,919
			1,025,998
Total Non-US government obligations (cost $6,823,987)			6,612,260
Total bonds (cost $8,052,187)			7,912,267

	Shares
Investment companies—58.39%
UBS Credit Bond Relationship Fund*3	203,398		3,050,760
UBS Emerging Markets Equity Relationship Fund*3	164,518		5,128,669
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*3	469,277		5,122,998
UBS Global Corporate Bond Relationship Fund*3	308,637		3,404,851
UBS High Yield Relationship Fund*3	127,639		3,279,824
UBS International Equity Relationship Fund*3	225,542		3,264,902
UBS U.S. Large Cap Growth Equity Relationship Fund*3	456,220		5,735,504
Total investment companies (cost $26,415,489)			28,987,508

Short-term investment—8.03%
Investment company—8.03%
UBS Cash Management Prime Relationship Fund[3] (cost $3,987,828)	3,987,828		3,987,828

Investment of cash collateral from securities loaned—0.11%
UBS Private Money Market Fund LLC[3] (cost $56,903)	56,903		56,903
Total investments—93.62% (cost $44,878,968)			46,480,448
Cash and other assets, less liabilities—6.38%			3,165,045
Net assets—100.00%			$49,645,493

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,031,589
Gross unrealized depreciation	(1,430,109)
Net unrealized appreciation of investments	$1,601,480

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at September 30, 2011.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of this security amounted to $45,301 or 0.09% of net assets.

3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11	09/30/11
UBS Cash Management Prime Relationship Fund	$1,679,454	$9,020,156	$6,711,782	$—	$—	$3,987,828	$406
UBS Private Money Market Fund LLC[a]	—	543,699	486,796	—	—	56,903	3
UBS Credit Bond Relationship Fund	4,042,507	—	1,100,000	290,330	(182,077)	3,050,760	—
UBS Emerging Markets Equity Relationship Fund	8,195,772	—	1,300,000	536,590	(2,303,693)	5,128,669	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	7,463,632	—	600,000	170,594	(1,911,228)	5,122,998	—
UBS Global Corporate Bond Relationship Fund	4,423,175	—	1,000,000	94,586	(112,910)	3,404,851	—
UBS High Yield Relationship Fund	3,953,787	—	400,000	159,664	(433,627)	3,279,824	—
UBS International Equity Relationship Fund	7,328,307	—	2,500,000	487,672	(2,051,077)	3,264,902	—
UBS U.S. Large Cap Equity Relationship Fund	11,621,189	—	11,350,330	4,283,853	(4,554,712)	—	—
UBS U.S. Large Cap Growth Equity Relationship Fund	5,536,738	3,100,000	1,850,000	818,586	(1,869,820)	5,735,504	—
	$54,244,561	$12,663,855	$27,298,908	$6,841,875	$(13,419,144)	$33,032,239	$409

a

The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	AUD	760,000	USD	777,073	12/05/11	$47,261
Goldman Sachs International	EUR	1,040,000	CHF	1,249,258	12/05/11	(12,914)
JPMorgan Chase Bank	CHF	245,000	USD	298,596	12/05/11	27,953
JPMorgan Chase Bank	EUR	1,315,000	USD	1,821,294	12/05/11	60,049
JPMorgan Chase Bank	GBP	380,000	USD	593,292	12/05/11	1,072
JPMorgan Chase Bank	JPY	81,410,706	EUR	780,000	12/05/11	(11,767)
JPMorgan Chase Bank	JPY	68,800,000	USD	901,490	12/05/11	8,678
JPMorgan Chase Bank	SGD	1,110,000	USD	859,573	12/05/11	10,811
JPMorgan Chase Bank	USD	799,761	AUD	760,000	12/05/11	(69,948)
JPMorgan Chase Bank	USD	2,091,169	CAD	2,050,000	12/05/11	(137,560)
JPMorgan Chase Bank	USD	1,812,859	EUR	1,260,000	12/05/11	(125,278)
JPMorgan Chase Bank	USD	480,192	GBP	295,000	12/05/11	(20,442)
JPMorgan Chase Bank	USD	108,515	HKD	845,000	12/05/11	72
JPMorgan Chase Bank	USD	874,837	KRW	938,000,000	12/05/11	(81,550)
JPMorgan Chase Bank	USD	1,114,105	MXN	14,020,000	12/05/11	(109,367)
JPMorgan Chase Bank	USD	377,889	MYR	1,128,000	12/05/11	(25,350)
JPMorgan Chase Bank	USD	1,191,765	PLN	3,465,000	12/05/11	(152,519)
JPMorgan Chase Bank	USD	291,608	SEK	1,870,000	12/05/11	(19,933)
JPMorgan Chase Bank	USD	944,796	SGD	1,140,000	12/05/11	(73,094)
JPMorgan Chase Bank	USD	405,584	ZAR	2,910,000	12/05/11	(48,458)
Morgan Stanley & Co., Inc.	USD	2,200,720	GBP	1,425,000	12/05/11	20,104
Morgan Stanley & Co., Inc.	USD	8,977,445	JPY	688,000,000	12/05/11	(49,329)
Morgan Stanley & Co., Inc.	USD	735,174	MXN	9,480,000	12/05/11	(55,793)
Net unrealized depreciation on forward foreign currency contracts						$(817,302)

UBS Global Frontier Fund

Portfolio of investments – September 30, 2011 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond Futures, 6 contracts (USD)	December 2011	$860,070	$951,750	$91,680
US Treasury futures sell contracts:
2 Year US Treasury Notes, 20 contracts (USD)	December 2011	(4,409,956)	(4,404,062)	5,894
Index futures buy contracts:
Amsterdam Exchange Index, 4 contracts (EUR)	October 2011	286,604	297,275	10,671
DAX Index, 4 contracts (EUR)	December 2011	674,433	721,682	47,249
Dow Jones Euro STOXX 50 Index, 96 contracts (EUR)	December 2011	2,578,488	2,743,728	165,240
E-mini S&P 500 Futures, 132 contracts (USD)	December 2011	7,605,147	7,431,600	(173,547)
FTSE 100 Index, 25 contracts (GBP)	December 2011	1,997,226	1,959,519	(37,707)
Hang Seng Stock Index, 3 contracts (HKD)	October 2011	342,703	326,590	(16,113)
IBEX 35 Index, 2 contracts (EUR)	October 2011	203,217	223,872	20,655
OMX Stockholm 30 Index, 50 contracts (SEK)	October 2011	632,218	655,450	23,232
S&P Toronto Stock Exchange 60 Index, 13 contracts (CAD)	December 2011	1,753,276	1,649,222	(104,054)
SPI 200 Index, 12 contracts (AUD)	December 2011	1,190,486	1,132,765	(57,721)
TOPIX Index, 38 contracts (JPY)	December 2011	3,694,070	3,672,079	(21,991)
Index futures sell contracts:
Russell 2000 Mini Index, 4 contracts (USD)	December 2011	(268,568)	(256,600)	11,968
Net unrealized depreciation on futures contracts				$(34,544)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments:

Measurements at 09/30/11
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$5,535,942	$—	$—	$5,535,942
Corporate bond	—	182,546	—	182,546
US government obligations	—	1,117,461	—	1,117,461
Non-US government obligations	—	6,612,260	—	6,612,260
Investment companies	—	28,987,508	—	28,987,508
Short-term investment	—	3,987,828	—	3,987,828
Investment of cash collateral from securities loaned	—	56,903	—	56,903
Forward foreign currency contracts	—	(817,302)	—	(817,302)
Futures contracts	(168,059)	133,515	—	(34,544)
Total	$5,367,883	$40,260,719	$—	$45,628,602

Portfolio acronyms
ADR	American depositary receipt
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CDI	Chess depositary interest
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification - depository certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
GSR	Goldman Sachs Residential
KORIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
NPV	No Par Value
OJSC	Open joint stock company
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduits
SGPS	Sociedade Gestora de Participacões Sociais
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2011.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2011